UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05371

Russell Investment Funds

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101

(Address of principal executive offices) (Zip code)

Mary Beth Rhoden, Secretary and Chief Legal Officer

1301 2nd Avenue

18th Floor

Seattle, Washington 98101

206-505-4846

(Name and address of agent for service)

Registrant’s telephone number, including area code: 206-505-7877

Date of fiscal year end: December 31

Date of reporting period: January 1, 2012 – March 31, 2012

Item 1. Schedule of Investments

2012 QUARTERLY REPORT

Russell

Investment Funds

MARCH 31, 2012

FUND

Multi-Style Equity Fund

Aggressive Equity Fund

Non-U.S. Fund

Core Bond Fund

Global Real Estate Securities Fund

Russell Investment Funds

Russell Investment Funds is a

series investment company with

ten different investment portfolios referred to as Funds. This Quarterly Report reports on five of these Funds.

Russell Investment Funds

Quarterly Report

March 31, 2012 (Unaudited)

Russell Investment Funds

Copyright © Russell Investments 2012. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments — March 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 95.2%
Consumer Discretionary - 14.1%
Abercrombie & Fitch Co. Class A	6,000	298
Amazon.com, Inc. (Æ)	15,910	3,222
American Eagle Outfitters, Inc.	48,000	825
Avon Products, Inc.	34,700	672
Bed Bath & Beyond, Inc. (Æ)	10,938	719
BorgWarner, Inc. (Æ)	7,758	655
CBS Corp. Class B	22,400	760
Chipotle Mexican Grill, Inc. Class A (Æ)	1,100	460
Coach, Inc.	10,950	846
Comcast Corp. Class A	16,100	483
Costco Wholesale Corp.	6,600	599
DISH Network Corp. Class A	6,500	214
DSW, Inc. Class A	5,600	307
eBay, Inc. (Æ)	78,400	2,892
Embraer SA - ADR (Æ)	16,300	521
Estee Lauder Cos., Inc. (The) Class A	8,178	507
Ford Motor Co.	72,321	903
GameStop Corp. Class A (Ñ)	29,200	638
Gap, Inc. (The)	24,900	651
General Motors Co. (Æ)	57,400	1,472
Hanesbrands, Inc. (Æ)	18,200	538
Home Depot, Inc.	36,965	1,859
International Game Technology	16,700	280
Johnson Controls, Inc. (Ñ)	104,500	3,395
Kohl’s Corp.	12,600	630
Las Vegas Sands Corp.	27,055	1,558
Limited Brands, Inc.	26,910	1,292
Lowe’s Cos., Inc.	23,700	744
Lululemon Athletica, Inc. (Æ)	5,200	388
Macy’s, Inc.	22,100	878
McGraw-Hill Cos., Inc. (The)	12,100	586
MGM Resorts International (Æ)	28,100	383
Michael Kors Holdings, Ltd. (Æ)	15,825	738
News Corp. Class A	39,000	768
Nike, Inc. Class B	8,500	922
Penn National Gaming, Inc. (Æ)	4,500	193
priceline.com, Inc. (Æ)	2,086	1,497
Snap-on, Inc.	8,600	524
Stanley Black & Decker, Inc.	14,750	1,135
Starbucks Corp.	59,840	3,345
Starwood Hotels & Resorts Worldwide, Inc. (ö)	25,300	1,427
Target Corp.	26,500	1,544
Tesla Motors, Inc. (Æ)(Ñ)	8,250	307
Time Warner, Inc.	139,600	5,269
Tractor Supply Co.	2,700	245
Ulta Salon Cosmetics & Fragrance, Inc.	3,300	307
Under Armour, Inc. Class A (Æ)	1,600	150
VF Corp.	10,440	1,524
Viacom, Inc. Class B	52,000	2,467
Walt Disney Co. (The)	15,800	692
Warnaco Group, Inc. (The)(Æ)	9,400	549
Whirlpool Corp.	10,100	776
Williams-Sonoma, Inc.	9,200	345
Yum! Brands, Inc.	44,600	3,174

		58,073

	Principal Amount ($) or Shares	Market Value $
Consumer Staples - 6.5%
Archer-Daniels-Midland Co.	98,100	3,106
Bunge, Ltd.	10,900	746
Cia de Bebidas das Americas - ADR	34,380	1,421
Clorox Co. (The)	7,600	523
Coca-Cola Co. (The)	66,607	4,929
Colgate-Palmolive Co.	20,100	1,965
Dean Foods Co. (Æ)	61,500	745
Green Mountain Coffee Roasters, Inc. (Æ)(Ñ)	4,050	190
Herbalife, Ltd.	2,800	193
Hershey Co. (The)	6,900	423
Kroger Co. (The)	29,300	710
Lorillard, Inc.	6,900	893
PepsiCo, Inc.	2,450	163
Procter & Gamble Co. (The)	92,493	6,215
Safeway, Inc. (Ñ)	66,200	1,338
Sara Lee Corp.	7,900	170
SUPERVALU, Inc. (Ñ)	97,100	554
Tyson Foods, Inc. Class A	32,200	617
Walgreen Co.	22,900	767
Whole Foods Market, Inc.	14,739	1,227

		26,895

Energy - 10.5%
Alpha Natural Resources, Inc. (Æ)	38,950	593
Anadarko Petroleum Corp.	31,050	2,433
Apache Corp.	10,240	1,029
Arch Coal, Inc.	63,000	675
Cabot Oil & Gas Corp.	19,866	619
Chevron Corp.	35,460	3,803
ConocoPhillips	39,900	3,033
Devon Energy Corp.	7,700	548
Ensco PLC - ADR	8,319	440
EQT Corp.	14,800	714
Exterran Holdings, Inc. (Æ)	26,000	343
Exxon Mobil Corp.	64,800	5,619
FMC Technologies, Inc. (Æ)	5,800	292
Forest Oil Corp. (Æ)	45,100	547
Helmerich & Payne, Inc.	5,500	297
Hess Corp.	12,500	737
Kinder Morgan, Inc. (Ñ)	1,600	62
Marathon Oil Corp.	10,900	346
Marathon Petroleum Corp.	40,700	1,764
Murphy Oil Corp.	36,900	2,076
Nabors Industries, Ltd. (Æ)	39,800	696
National Oilwell Varco, Inc.	37,915	3,013
Noble Corp. (Æ)	7,000	262
Noble Energy, Inc.	13,500	1,320
Occidental Petroleum Corp.	25,200	2,399
Patterson-UTI Energy, Inc.	31,100	538
Plains Exploration & Production Co. (Æ)	17,000	725
Range Resources Corp.	7,750	451
Schlumberger, Ltd.	37,630	2,632
SM Energy Co.	9,500	672
Southwestern Energy Co. (Æ)	35,400	1,083
Statoil ASA - ADR	31,000	840
Total SA - ADR	10,200	521

Multi-Style Equity Fund	3

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — March 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Transocean, Ltd.	2,600	142
Unit Corp. (Æ)	10,300	440
Valero Energy Corp.	53,300	1,374

		43,078

Financial Services - 15.8%
ACE, Ltd.	5,350	392
Alert Care Corp. - ADR (Æ)(Ñ)	44,800	507
Alexandria Real Estate Equities, Inc. (ö)	2,200	161
Allied World Assurance Co. Holdings AG	6,100	419
Allstate Corp. (The)	25,700	846
American Express Co.	34,718	2,008
American Tower Corp. Class A (ö)	6,000	378
Aspen Insurance Holdings, Ltd.	22,000	615
Associated Banc-Corp.	42,000	586
Assurant, Inc.	10,100	409
Bank of New York Mellon Corp. (The)	48,400	1,168
BankUnited, Inc. (Ñ)	8,400	210
BB&T Corp.	91,850	2,884
Capital One Financial Corp.	71,144	3,965
Citigroup, Inc.	80,600	2,945
City National Corp.	11,400	598
Cullen/Frost Bankers, Inc.	8,600	500
Discover Financial Services	61,987	2,067
Everest Re Group, Ltd.	1,800	167
Extra Space Storage, Inc. (ö)	17,500	504
Goldman Sachs Group, Inc. (The)	3,900	485
Hartford Financial Services Group, Inc.	36,300	765
Hospitality Properties Trust (ö)	6,300	167
Interactive Brokers Group, Inc. Class A	28,700	488
Jefferies Group, Inc. (Ñ)	19,750	372
JPMorgan Chase & Co.	155,550	7,151
KeyCorp	156,200	1,328
Liberty Property Trust (ö)	19,300	689
Lincoln National Corp.	30,100	793
Mastercard, Inc. Class A	3,568	1,500
Mercury General Corp.	10,300	451
MetLife, Inc.	90,700	3,388
Morgan Stanley	119,100	2,340
Northern Trust Corp.	18,500	878
PartnerRe, Ltd. - ADR	11,360	771
People’s United Financial, Inc.	29,500	391
PNC Financial Services Group, Inc.	38,700	2,496
Principal Financial Group, Inc.	22,200	655
Prudential Financial, Inc.	28,900	1,832
Public Storage (ö)	4,600	636
Reinsurance Group of America, Inc. Class A	2,700	161
State Street Corp.	66,600	3,031
SunTrust Banks, Inc.	66,900	1,617
Travelers Cos., Inc. (The)	9,600	568
US Bancorp	20,100	637
Validus Holdings, Ltd.	20,700	641
Valley National Bancorp (Ñ)	31,750	411
Visa, Inc. Class A	26,757	3,157
Webster Financial Corp.	2,300	52
Wells Fargo & Co.	138,650	4,733
Western Union Co. (The)	56,650	997

		64,910

	Principal Amount ($) or Shares	Market Value $
Health Care - 11.3%
Abbott Laboratories	8,200	503
Aetna, Inc.	19,200	963
Alere, Inc. (Æ)	11,800	307
Alexion Pharmaceuticals, Inc. (Æ)	5,411	502
Allergan, Inc.	10,966	1,046
AmerisourceBergen Corp. Class A	9,600	381
Baxter International, Inc.	13,400	801
Biogen Idec, Inc. (Æ)	8,100	1,020
Boston Scientific Corp. (Æ)	126,700	758
Cardinal Health, Inc.	22,700	978
Celgene Corp. (Æ)	5,400	419
Centene Corp. (Æ)	1,900	93
Cerner Corp. (Æ)	33,920	2,583
Cigna Corp.	1,900	94
Cooper Cos., Inc. (The)	2,200	180
Covidien PLC	31,400	1,717
Dentsply International, Inc.	24,000	963
Eli Lilly & Co.	23,300	938
Express Scripts, Inc. Class A (Æ)	6,400	347
Gilead Sciences, Inc. (Æ)	14,370	702
Humana, Inc.	9,340	864
Intuitive Surgical, Inc. (Æ)	2,999	1,625
Johnson & Johnson	47,900	3,159
McKesson Corp.	15,550	1,365
Medco Health Solutions, Inc. (Æ)	9,000	633
Medtronic, Inc.	15,816	620
Merck & Co., Inc.	68,691	2,637
Mylan, Inc. (Æ)	64,480	1,512
Novo Nordisk A/S - ADR	10,400	1,443
Omnicare, Inc.	16,800	598
Perrigo Co.	11,510	1,189
Pfizer, Inc.	375,880	8,518
Sanofi - ADR	44,250	1,715
Stryker Corp.	1,690	94
Teva Pharmaceutical Industries, Ltd. - ADR	11,250	507
UnitedHealth Group, Inc.	39,500	2,328
Valeant Pharmaceuticals International, Inc. (Æ)	14,810	795
Warner Chilcott PLC Class A (Æ)	39,400	662
WellPoint, Inc.	14,800	1,092

		46,651

Materials and Processing - 4.7%
Air Products & Chemicals, Inc.	10,700	982
Alcoa, Inc.	15,200	152
Bemis Co., Inc.	17,200	555
Celanese Corp. Class A	9,650	446
Dow Chemical Co. (The)	24,900	863
Ecolab, Inc.	31,100	1,920
Freeport-McMoRan Copper & Gold, Inc.	23,500	894
Huntsman Corp.	58,800	824
LyondellBasell Industries NV Class A	11,300	493
Martin Marietta Materials, Inc. (Ñ)	7,300	625
Masco Corp.	16,400	219
MeadWestvaco Corp.	10,200	322
Monsanto Co.	70,760	5,645

4	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — March 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Newmont Mining Corp.	16,800	861
Nucor Corp.	16,300	700
Praxair, Inc.	8,500	975
Precision Castparts Corp.	2,800	484
Rockwood Holdings, Inc. (Æ)	5,100	266
Sealed Air Corp.	44,300	855
Sherwin-Williams Co. (The)	2,300	250
Steel Dynamics, Inc.	44,500	647
Stillwater Mining Co. (Æ)	32,300	408

		19,386

Producer Durables - 11.3%
Accenture PLC Class A	14,690	948
AGCO Corp. (Æ)	14,600	689
Air Lease Corp. Class A (Æ)(Ñ)	8,500	205
Alaska Air Group, Inc. (Æ)	19,400	695
Allison Transmission Holdings, Inc. (Æ)(Ñ)	6,500	155
Automatic Data Processing, Inc.	35,300	1,949
Boeing Co. (The)	29,800	2,217
Booz Allen Hamilton Holding Corp. Class A	11,700	199
Brink’s Co. (The)	10,700	255
Caterpillar, Inc.	12,744	1,357
Con-way, Inc.	21,000	685
Cummins, Inc.	13,410	1,610
Danaher Corp.	18,900	1,058
Danone - ADR	86,960	1,207
Deere & Co.	11,682	945
Delta Air Lines, Inc. (Æ)	29,000	287
Eaton Corp.	10,050	501
EMCOR Group, Inc.	3,800	105
Emerson Electric Co.	19,800	1,033
FedEx Corp.	23,748	2,184
General Dynamics Corp.	7,000	514
General Electric Co.	227,050	4,558
Harsco Corp.	25,500	598
Honeywell International, Inc.	64,800	3,957
Illinois Tool Works, Inc.	18,800	1,074
Itron, Inc. (Æ)	16,200	736
Joy Global, Inc.	13,350	981
KBR, Inc.	19,500	693
L-3 Communications Holdings, Inc. Class 3	10,100	715
Lockheed Martin Corp.	8,000	719
Manpower, Inc.	5,500	261
Navistar International Corp. (Æ)	16,300	659
Norfolk Southern Corp.	11,600	763
PACCAR, Inc.	6,400	300
Parker Hannifin Corp.	10,400	879
Pentair, Inc.	27,039	1,287
Pitney Bowes, Inc. (Ñ)	30,200	531
Republic Services, Inc. Class A	25,500	779
Rockwell Automation, Inc.	16,200	1,291
Roper Industries, Inc.	2,000	198
RR Donnelley & Sons Co. (Ñ)	79,700	987
Ryder System, Inc.	12,300	649
Shaw Group, Inc. (The)(Æ)	11,800	374
Terex Corp. (Æ)	13,485	303
Textron, Inc.	27,800	774

	Principal Amount ($) or Shares	Market Value $
Tidewater, Inc.	14,700	794
Union Pacific Corp.	4,900	527
United Continental Holdings, Inc. (Æ)	15,100	325
United Technologies Corp.	5,950	493
URS Corp.	18,000	765
UTi Worldwide, Inc.	17,400	300
Xerox Corp.	40,000	323

		46,391

Technology - 17.4%
Altera Corp.	15,600	621
Analog Devices, Inc.	17,900	723
Apple, Inc. (Æ)	19,064	11,429
Applied Materials, Inc.	194,450	2,419
Avago Technologies, Ltd.	34,300	1,337
Broadcom Corp. Class A (Æ)	10,653	419
Check Point Software Technologies, Ltd. (Æ)(Ñ)	8,100	517
Cisco Systems, Inc.	208,500	4,410
Citrix Systems, Inc. (Æ)	15,900	1,254
Cognizant Technology Solutions Corp. Class A (Æ)	10,433	803
Computer Sciences Corp.	23,600	707
EMC Corp. (Æ)	48,519	1,450
Emulex Corp. (Æ)	40,000	415
F5 Networks, Inc. (Æ)	1,250	169
Fusion-io, Inc. (Æ)(Ñ)	6,682	190
Google, Inc. Class A (Æ)	7,440	4,770
Harris Corp. (Ñ)	10,000	451
Hewlett-Packard Co.	52,600	1,253
IAC/InterActiveCorp	15,300	751
Integrated Device Technology, Inc. (Æ)	33,400	239
Intel Corp.	2,000	56
International Business Machines Corp.	4,400	918
Koninklijke Philips Electronics NV	40,300	820
Linear Technology Corp.	21,600	728
LSI Corp. (Æ)	152,500	1,323
Marvell Technology Group, Ltd. (Æ)	30,250	476
Maxim Integrated Products, Inc.	25,200	720
Mentor Graphics Corp. (Æ)	9,000	134
Microsoft Corp.	236,750	7,636
Motorola Solutions, Inc.	16,342	831
NCR Corp. (Æ)	34,400	747
NetApp, Inc. (Æ)	10,800	484
NXP Semiconductor NV (Æ)	14,500	386
QUALCOMM, Inc.	68,305	4,646
Rackspace Hosting, Inc. (Æ)	5,500	318
Red Hat, Inc. (Æ)	35,480	2,125
Salesforce.com, Inc. (Æ)	10,928	1,688
SAP AG - ADR	13,920	972
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	41,600	636
Tellabs, Inc.	169,900	688
Teradata Corp. (Æ)	8,300	566
Texas Instruments, Inc.	130,690	4,392
VeriFone Systems, Inc. (Æ)	15,750	817
VMware, Inc. Class A (Æ)	8,500	955

Multi-Style Equity Fund	5

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — March 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Vodafone Group PLC - ADR	119,100		3,295
Western Digital Corp. (Æ)	20,500		848
Xilinx, Inc.	8,300		302

			71,834

Utilities - 3.6%
Ameren Corp.	20,900		681
American Electric Power Co., Inc.	13,100		505
American Water Works Co., Inc.	7,600		259
AT&T, Inc.	120,700		3,769
Edison International	11,600		493
Encana Corp. (Ñ)	25,000		491
Entergy Corp.	6,600		444
Exelon Corp.	10,500		412
FirstEnergy Corp.	19,200		875
Frontier Communications Corp. (Ñ)	150,600		628
Level 3 Communications, Inc. (Æ)	3,850		99
MDU Resources Group, Inc.	24,100		540
National Fuel Gas Co.	16,025		771
NextEra Energy, Inc.	10,300		629
NRG Energy, Inc. (Æ)(Ñ)	39,800		624
NV Energy, Inc.	22,600		364
PPL Corp.	27,800		786
Sprint Nextel Corp. (Æ)	240,600		686
Telephone & Data Systems, Inc.	25,400		588
Verizon Communications, Inc.	15,550		594
Xylem, Inc.	23,800		660

			14,898

Total Common Stocks (cost $328,615)			392,116

Short-Term Investments - 4.8%
Russell U.S. Cash Management Fund	19,585,744	(¥)	19,586

Total Short-Term Investments (cost $19,586)			19,586

Other Securities - 1.6%
Russell Investment Funds Liquidating Trust (×)	89,659	(¥)	91
Russell U.S. Cash Collateral Fund (×)	6,487,640	(¥)	6,488

Total Other Securities (cost $6,577)			6,579

Total Investments - 101.6% (identified cost $354,778)			418,281

Other Assets and Liabilities, Net - (1.6%)			(6,448)

Net Assets - 100.0%			411,833

See accompanying notes which are an integral part of this quarterly report.

6	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — March 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Mini Index Futures (CME)	24	USD	1,863	06/12	47
S&P 500 E-Mini Index Futures (CME)	216	USD	15,155	06/12	353
S&P 500 Index Futures (CME)	12	USD	4,210	06/12	147

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					547

See accompanying notes which are an integral part of this quarterly report.

Multi-Style Equity Fund	7

Presentation of Portfolio Holdings — March 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$58,073	$—	$—	$58,073
Consumer Staples	26,895	—	—	26,895
Energy	43,078	—	—	43,078
Financial Services	64,910	—	—	64,910
Health Care	46,651	—	—	46,651
Materials and Processing	19,386	—	—	19,386
Producer Durables	46,391	—	—	46,391
Technology	71,834	—	—	71,834
Utilities	14,898	—	—	14,898
Short-Term Investments	—	19,586	—	19,586
Other Securities	—	6,579	—	6,579

Total Investments	392,116	26,165	—	418,281

Other Financial Instruments
Futures Contracts	547	—	—	547

Total Other Financial Instruments*	$547	$—	$—	$547

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of levels 1, 2 and 3 during the period ending March 31, 2012.

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments — March 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 96.0%
Consumer Discretionary - 13.4%
Aaron’s, Inc. Class A	3,600	93
Abercrombie & Fitch Co. Class A	5,300	263
Aeropostale, Inc. (Æ)	5,100	110
AFC Enterprises, Inc. (Æ)	13,500	229
Amerco, Inc.	4,242	448
American Eagle Outfitters, Inc.	14,834	255
America’s Car-Mart, Inc. (Æ)	9,000	396
Ameristar Casinos, Inc.	12,000	224
Arctic Cat, Inc. (Æ)	23,891	1,023
Avis Budget Group, Inc. (Æ)	24,800	351
BJ’s Restaurants, Inc. (Æ)	7,340	370
Build-A-Bear Workshop, Inc. Class A (Æ)	6,000	32
Callaway Golf Co.	50,918	344
Capella Education Co. (Æ)	7,400	266
Cenveo, Inc. (Æ)(Ñ)	24,600	83
Charming Shoppes, Inc. (Æ)	25,400	150
Chico’s FAS, Inc.	24,900	376
Christopher & Banks Corp.	2,300	4
Columbia Sportswear Co. (Ñ)	10,730	509
Conn’s, Inc. (Æ)	5,300	81
Cooper Tire & Rubber Co.	22,090	336
Cracker Barrel Old Country Store, Inc.	5,300	296
CSS Industries, Inc.	600	12
Delta Apparel, Inc. (Æ)	1,000	16
DSW, Inc. Class A	2,800	153
Elizabeth Arden, Inc. (Æ)	4,800	168
EW Scripps Co. Class A (Æ)	7,000	69
Federal-Mogul Corp. (Æ)	11,100	191
Foot Locker, Inc.	22,840	709
Fred’s, Inc. Class A	12,880	188
Fuel Systems Solutions, Inc. (Æ)	7,862	206
GameStop Corp. Class A (Ñ)	17,600	384
Genesco, Inc. (Æ)	10,730	769
Gentex Corp.	50,895	1,247
Group 1 Automotive, Inc.	8,970	504
Harman International Industries, Inc.	6,600	309
Helen of Troy, Ltd. (Æ)	4,300	146
Hibbett Sports, Inc. (Æ)	14,000	764
Hillenbrand, Inc.	16,880	387
HOT Topic, Inc.	88,500	898
Iconix Brand Group, Inc. (Æ)	23,300	405
Jones Group, Inc. (The)	90,730	1,139
Kenneth Cole Productions, Inc. Class A (Æ)	12,159	196
Leapfrog Enterprises, Inc. Class A (Æ)	25,900	217
Lincoln Educational Services Corp.	11,600	92
Lithia Motors, Inc. Class A	24,800	650
LKQ Corp. (Æ)	9,660	301
McClatchy Co. (The) Class A (Æ)(Ñ)	36,700	106
MDC Holdings, Inc.	17,860	461
Men’s Wearhouse, Inc. (The)	5,973	232
Meredith Corp. (Ñ)	18,200	591
Movado Group, Inc.	4,300	106
Multimedia Games Holding Co., Inc. (Æ)	10,800	118
NVR, Inc. (Æ)	270	196
Pacific Sunwear of California, Inc. (Æ)(Ñ)	1,000	2

	Principal Amount ($) or Shares	Market Value $
Panera Bread Co. Class A (Æ)	1,885	303
Papa John’s International, Inc. (Æ)	5,600	211
Penn National Gaming, Inc. (Æ)	8,500	365
Penske Automotive Group, Inc.	1,900	47
Polaris Industries, Inc.	17,375	1,253
Red Robin Gourmet Burgers, Inc. (Æ)	9,100	338
Regis Corp.	22,590	416
Revlon, Inc. Class A (Æ)	100	2
Ritchie Bros Auctioneers, Inc.	17,600	418
Ross Stores, Inc.	12,020	698
Scholastic Corp.	4,300	152
School Specialty, Inc. (Æ)(Ñ)	8,100	29
Sinclair Broadcast Group, Inc. Class A	12,200	135
Skechers U.S.A., Inc. Class A (Æ)	22,530	287
Smith & Wesson Holding Corp. (Æ)	19,600	152
Sotheby’s Class A	8,450	332
Standard Motor Products, Inc.	20,000	355
Steven Madden, Ltd. (Æ)	13,366	571
Stewart Enterprises, Inc. Class A (Ñ)	35,560	216
Superior Industries International, Inc.	10,172	199
Tractor Supply Co.	9,000	815
VOXX International Corp. Class A (Æ)	4,900	66
Williams-Sonoma, Inc.	14,270	535
Wolverine World Wide, Inc.	7,500	279

		26,345

Consumer Staples - 2.1%
Andersons, Inc. (The)	9,978	485
Core-Mark Holding Co., Inc.	2,700	111
Corn Products International, Inc.	5,100	294
Dean Foods Co. (Æ)	31,800	385
Fresh Del Monte Produce, Inc.	27,415	626
Imperial Sugar Co. (Ñ)	8,900	42
JM Smucker Co. (The)	7,500	610
Nash Finch Co.	3,900	111
Pantry, Inc. (The)(Æ)	7,400	96
Ralcorp Holdings, Inc. (Æ)(Ñ)	3,010	223
Seneca Foods Corp. Class A (Æ)	1,100	29
Smart Balance, Inc. (Æ)	38,000	251
Spartan Stores, Inc.	1,500	27
SUPERVALU, Inc. (Ñ)	41,100	235
Susser Holdings Corp. (Æ)	5,600	144
TreeHouse Foods, Inc. (Æ)(Ñ)	8,180	487

		4,156

Energy - 6.3%
Approach Resources, Inc. (Æ)	15,755	583
Arch Coal, Inc.	21,200	227
CARBO Ceramics, Inc. (Ñ)	13,850	1,461
Contango Oil & Gas Co. (Æ)	8,900	524
Core Laboratories NV	7,500	988
Crosstex Energy, Inc.	13,400	189
Delek US Holdings, Inc.	33,260	515
Dril-Quip, Inc. (Æ)	6,590	428
Exterran Holdings, Inc. (Æ)	22,900	302
Helix Energy Solutions Group, Inc. (Æ)	15,000	267
Helmerich & Payne, Inc.	2,700	146

8	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Hornbeck Offshore Services, Inc. (Æ)	6,100	256
Lufkin Industries, Inc.	4,645	375
Nabors Industries, Ltd. (Æ)	21,679	379
Newpark Resources, Inc. (Æ)	43,264	355
Oil States International, Inc. (Æ)(Ñ)	2,000	156
Parker Drilling Co. (Æ)	21,700	130
Patterson-UTI Energy, Inc.	35,287	610
Penn Virginia Corp.	31,900	145
Pioneer Drilling Co. (Æ)	9,800	86
Plains Exploration & Production Co. (Æ)	11,400	486
Precision Drilling Corp. (Æ)	23,089	232
REX American Resources Corp. (Æ)	2,100	64
Rosetta Resources, Inc. (Æ)	8,660	422
Rowan Cos., Inc. (Æ)	10,970	361
SM Energy Co.	11,400	806
Stone Energy Corp. (Æ)	11,600	332
Superior Energy Services, Inc. (Æ)	26,007	686
Unit Corp. (Æ)	13,390	572
USEC, Inc. (Æ)(Ñ)	74,500	79
Western Refining, Inc.	6,900	130

		12,292

Financial Services - 22.6%
1st Source Corp.	5,300	130
Advent Software, Inc. (Æ)	16,700	428
Affiliated Managers Group, Inc. (Æ)	8,920	998
AG Mortgage Investment Trust, Inc.	24,400	481
Allied World Assurance Co. Holdings AG	6,100	419
American Assets Trust, Inc. (ö)	10,450	238
American Campus Communities, Inc. (ö)	5,700	255
American Financial Group, Inc.	5,400	208
Ameriprise Financial, Inc.	5,652	323
Apollo Residential Mortgage, Inc.	4,100	75
Arch Capital Group, Ltd. (Æ)	2,900	108
Ares Capital Corp.	11,349	186
Argo Group International Holdings, Ltd.	6,200	185
Aspen Insurance Holdings, Ltd.	10,200	285
Associated Banc-Corp.	7,300	102
Assurant, Inc.	11,900	482
Assured Guaranty, Ltd.	32,700	540
Astoria Financial Corp.	12,410	122
Banco Latinoamericano de Comercio Exterior SA Class E	11,600	245
Bancorp, Inc. (Æ)	12,800	129
BankUnited, Inc. (Ñ)	6,900	173
Berkshire Hills Bancorp, Inc.	4,600	105
BioMed Realty Trust, Inc. (ö)	22,756	432
BOK Financial Corp.	1,400	79
Boston Private Financial Holdings, Inc.	31,602	313
Brookline Bancorp, Inc.	42,130	395
Camden Property Trust (ö)	4,700	309
Capital City Bank Group, Inc. (Ñ)	1,600	12
Capitol Federal Financial, Inc.	47,921	568
CapLease, Inc. (ö)	7,800	31
Central Pacific Financial Corp. (Æ)	4,700	61
Chesapeake Lodging Trust (ö)	19,950	359
Citizens Republic Bancorp, Inc. (Æ)	6,800	106

	Principal Amount ($) or Shares	Market Value $
City National Corp.	7,700	404
CoBiz Financial, Inc.	1,300	9
Cohen & Steers, Inc. (Ñ)	13,470	430
Colonial Properties Trust (ö)	10,762	234
Comerica, Inc.	27,443	888
Community Bank System, Inc.	15,962	459
Community Trust Bancorp, Inc.	1,000	32
CreXus Investment Corp. (ö)	12,000	124
DFC Global Corp. (Æ)	16,438	310
DiamondRock Hospitality Co. (ö)	34,031	350
Dime Community Bancshares, Inc.	10,570	154
East West Bancorp, Inc.	37,795	872
Endurance Specialty Holdings, Ltd.	5,800	236
Enterprise Financial Services Corp.	2,000	23
Entertainment Properties Trust (ö)	5,100	237
Evercore Partners, Inc. Class A	17,630	513
Everest Re Group, Ltd.	2,000	185
Extra Space Storage, Inc. (ö)	13,300	383
Factset Research Systems, Inc.	9,700	960
Fair Isaac Corp.	16,400	719
FBL Financial Group, Inc. Class A	1,400	47
Fidelity National Financial, Inc. Class A	20,600	371
First American Financial Corp.	38,940	647
First Community Bancshares, Inc.	1,000	13
First Connecticut Bancorp, Inc./ Farmington CT (Ñ)	2,800	37
First Industrial Realty Trust, Inc. (Æ)(ö)	13,000	161
First Interstate Bancsystem, Inc. Class A	1,100	16
FirstMerit Corp.	12,000	202
Flagstone Reinsurance Holdings SA	67,420	531
Forestar Group, Inc. (Æ)	19,231	296
Franklin Street Properties Corp. (ö)	36,751	390
Fulton Financial Corp.	25,100	264
FXCM, Inc. Class A (Ñ)	11,300	147
GFI Group, Inc.	8,900	33
Global Cash Access Holdings, Inc. (Æ)	21,400	167
Great Southern Bancorp, Inc.	400	10
Greenhill & Co., Inc.	16,595	724
Hanmi Financial Corp. (Æ)	7,400	75
Hanover Insurance Group, Inc. (The)	10,475	431
Hatteras Financial Corp. (ö)	6,100	170
Healthcare Realty Trust, Inc. (ö)	15,450	340
Hercules Technology Growth Capital, Inc.	47,170	523
Horace Mann Educators Corp.	19,295	340
Hospitality Properties Trust (ö)	26,944	713
Iberiabank Corp.	6,070	325
Infinity Property & Casualty Corp.	4,170	218
Inland Real Estate Corp. (ö)	13,000	115
Interactive Brokers Group, Inc. Class A	19,300	328
Invesco Mortgage Capital, Inc. (ö)	6,900	122
Investment Technology Group, Inc. (Æ)	16,200	194
Investors Real Estate Trust (ö)	1,400	11
Jack Henry & Associates, Inc.	10,400	355
JER Investors Trust, Inc. (Æ)(Þ)	1,771	—
Jones Lang LaSalle, Inc.	600	50
KBW, Inc.	60,657	1,121
KeyCorp	47,491	404

Aggressive Equity Fund	9

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Knight Capital Group, Inc. Class A (Æ)	47,812	616
Kohlberg Capital Corp.	5,700	39
Lakeland Financial Corp.	9,420	245
Liberty Property Trust (ö)	9,700	346
Mack-Cali Realty Corp. (ö)	10,200	294
Maiden Holdings, Ltd.	18,700	168
Manning & Napier, Inc. Class A	29,290	431
Markel Corp. (Æ)	1,800	809
MarketAxess Holdings, Inc.	12,820	478
MCG Capital Corp.	22,900	97
Meadowbrook Insurance Group, Inc.	5,785	54
Medical Properties Trust, Inc. (ö)	42,680	396
Medley Capital Corp.	1,300	15
MFA Financial, Inc. (ö)	12,300	92
Morningstar, Inc.	9,500	599
Nelnet, Inc. Class A	7,200	187
New Mountain Finance Corp.	1,600	22
NorthStar Realty Finance Corp. (ö)	29,400	160
One Liberty Properties, Inc. (ö)	2,200	40
Parkway Properties, Inc. (ö)	4,953	52
PennantPark Investment Corp.	16,502	172
Pennsylvania Real Estate Investment Trust (ö)	4,000	61
PennyMac Mortgage Investment Trust (ö)	42,200	787
Peoples Bancorp, Inc.	1,400	25
Piper Jaffray Cos. (Æ)	12,376	329
Post Properties, Inc. (ö)	6,500	305
Potlatch Corp. (ö)	25,050	784
PrivateBancorp, Inc. Class A	24,275	368
ProAssurance Corp.	6,600	582
Prosperity Bancshares, Inc.	3,000	137
Protective Life Corp.	17,700	524
PS Business Parks, Inc. (ö)	2,300	151
Raymond James Financial, Inc.	5,323	194
Reinsurance Group of America, Inc. Class A	4,000	238
Republic Bancorp, Inc. Class A (Ñ)	3,200	77
Resource Capital Corp. (ö)	40,613	219
RLI Corp.	2,000	143
Sabra Health Care REIT, Inc. (ö)	7,400	122
SCBT Financial Corp.	200	7
Selective Insurance Group, Inc.	1,200	21
Signature Bank NY (Æ)	18,030	1,136
Southside Bancshares, Inc.	8,900	197
Southwest Bancorp, Inc. (Æ)	3,100	29
State Auto Financial Corp.	1,700	25
State Bank Financial Corp. (Æ)	9,400	165
StellarOne Corp.	25,472	302
Sterling Bancorp Class N	27,610	265
Strategic Hotels & Resorts, Inc. (Æ)(ö)	29,600	195
Sunstone Hotel Investors, Inc. (Æ)(ö)	35,500	346
SVB Financial Group (Æ)	26,560	1,708
SWS Group, Inc. (Æ)	5,700	33
Symetra Financial Corp.	7,900	91
Texas Capital Bancshares, Inc. (Æ)	18,458	639
THL Credit, Inc.	1,700	22
Trico Bancshares	500	9
Trustco Bank Corp. NY	12,000	69
UMB Financial Corp.	5,220	234

	Principal Amount ($) or Shares	Market Value $
United Financial Bancorp, Inc.	1,500	24
United Fire Group, Inc. (Æ)	2,400	43
Universal Health Realty Income Trust (ö)	400	16
Urstadt Biddle Properties, Inc. Class A (ö)	900	18
Validus Holdings, Ltd.	6,800	210
Walter Investment Management Corp.	6,200	140
Washington Federal, Inc.	48,287	812
Webster Financial Corp.	42,400	961
Zions Bancorporation	1,400	30

		44,400

Health Care - 9.8%
Abaxis, Inc. (Æ)	16,200	472
Accuray, Inc. (Æ)	14,600	103
Affymetrix, Inc. (Æ)	39,700	170
Alere, Inc. (Æ)	13,619	354
Align Technology, Inc. (Æ)	16,300	449
Allos Therapeutics, Inc. (Æ)	32,600	48
AMERIGROUP Corp. Class A (Æ)	6,400	431
Analogic Corp.	4,696	317
Arena Pharmaceuticals, Inc. (Æ)(Ñ)	19,600	60
Array Biopharma, Inc. (Æ)	13,317	45
Astex Pharmaceuticals (Æ)	15,500	29
athenahealth, Inc. (Æ)(Ñ)	3,940	292
BioMimetic Therapeutics, Inc. (Æ)	600	1
Bio-Rad Laboratories, Inc. Class A (Æ)	245	25
Cambrex Corp. (Æ)	28,300	198
Cantel Medical Corp.	15,600	391
Catalyst Health Solutions, Inc. (Æ)	9,920	632
Centene Corp. (Æ)	12,680	621
Cerner Corp. (Æ)	3,845	293
Computer Programs & Systems, Inc.	7,081	400
CONMED Corp.	9,476	283
Cooper Cos., Inc. (The)	5,200	425
Cynosure, Inc. Class A (Æ)	16,430	293
Durect Corp. (Æ)	14,400	12
Epocrates, Inc. (Æ)(Ñ)	6,800	58
Five Star Quality Care, Inc. (Æ)	3,900	13
Geron Corp. (Æ)	30,000	51
Greatbatch, Inc. (Æ)	1,700	42
Health Management Associates, Inc. Class A (Æ)	15,300	103
Health Net, Inc. (Æ)	12,750	507
Hill-Rom Holdings, Inc.	13,000	434
HMS Holdings Corp. (Æ)	21,090	658
IDEXX Laboratories, Inc. (Æ)	5,000	437
Impax Laboratories, Inc. (Æ)	28,290	695
Invacare Corp.	1,000	17
IPC The Hospitalist Co., Inc. (Æ)	8,495	314
Medicines Co. (The)(Æ)	12,900	259
Meridian Bioscience, Inc.	30,080	583
Molina Healthcare, Inc. (Æ)	26,350	886
Neogen Corp. (Æ)	12,500	488
Palomar Medical Technologies, Inc. (Æ)	2,000	19
PerkinElmer, Inc.	16,800	465
Perrigo Co.	5,400	558
PharMerica Corp. (Æ)	32,900	409

10	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Progenics Pharmaceuticals, Inc. (Æ)	6,300	62
Quality Systems, Inc.	26,740	1,170
RTI Biologics, Inc. (Æ)	68,600	254
Sirona Dental Systems, Inc. (Æ)	8,500	438
STERIS Corp.	22,200	702
Sun Healthcare Group, Inc. Class W (Æ)	14,300	98
SurModics, Inc. (Æ)	2,700	41
SXC Health Solutions Corp. (Æ)	10,100	756
Techne Corp.	7,000	491
Triple-S Management Corp. Class B (Æ)	10,866	251
Universal American Corp.	59,464	642
Viropharma, Inc. (Æ)	7,300	220
WellCare Health Plans, Inc. (Æ)	9,000	647
XenoPort, Inc. (Æ)(Ñ)	12,300	55
Zalicus, Inc. (Æ)(Ñ)	51,100	61

		19,228

Materials and Processing - 6.2%
Aceto Corp.	15,400	146
AK Steel Holding Corp. (Ñ)	74,280	562
Albemarle Corp.	7,010	448
AMCOL International Corp.	16,825	496
Apogee Enterprises, Inc.	27,420	355
Ashland, Inc.	800	49
Balchem Corp.	20,400	617
Buckeye Technologies, Inc.	8,387	285
Cabot Corp.	21,257	907
Comfort Systems USA, Inc.	1,400	15
Commercial Metals Co.	51,800	769
Cytec Industries, Inc.	5,249	319
Eagle Materials, Inc.	2,940	102
Ferro Corp. (Æ)	2,400	14
Gibraltar Industries, Inc. (Æ)	5,000	76
Globe Specialty Metals, Inc.	36,760	547
HB Fuller Co.	4,116	135
Interline Brands, Inc. (Æ)	26,887	581
Kaiser Aluminum Corp.	6,860	324
KapStone Paper and Packaging Corp. (Æ)	6,700	132
Kaydon Corp.	5,236	134
Lennox International, Inc.	9,400	379
Minerals Technologies, Inc.	2,800	183
Mueller Industries, Inc.	3,900	177
Myers Industries, Inc.	1,702	25
NCI Building Systems, Inc. (Æ)	3,600	41
Neenah Paper, Inc.	1,800	54
Northwest Pipe Co. (Æ)	2,300	49
Olympic Steel, Inc.	1,300	31
OM Group, Inc. (Æ)	13,325	367
PH Glatfelter Co.	10,600	167
PolyOne Corp.	43,090	621
Rockwood Holdings, Inc. (Æ)	9,100	474
RTI International Metals, Inc. (Æ)	12,099	279
Sensient Technologies Corp.	8,476	322
Simpson Manufacturing Co., Inc.	18,800	606
Spartech Corp. (Æ)	1,100	5
TPC Group, Inc. (Æ)	12,540	554

	Principal Amount ($) or Shares	Market Value $
Universal Forest Products, Inc.	10,160	350
WR Grace & Co. (Æ)	6,500	376

		12,073

Producer Durables - 17.7%
Advisory Board Co. (The)(Æ)	8,890	788
AGCO Corp. (Æ)	13,666	645
Alaska Air Group, Inc. (Æ)	11,000	394
Albany International Corp. Class A	15,000	344
Alexander & Baldwin, Inc.	6,198	300
AM Castle & Co. (Æ)(Ñ)	14,800	188
American Superconductor Corp. (Æ)(Ñ)	9,900	41
AO Smith Corp.	7,900	355
Arkansas Best Corp.	15,700	295
Astec Industries, Inc. (Æ)	8,523	311
Avery Dennison Corp.	2,100	63
Barrett Business Services, Inc.	2,000	40
BE Aerospace, Inc. (Æ)	18,495	859
Booz Allen Hamilton Holding Corp. Class A	13,000	221
Brady Corp. Class A	10,550	341
Briggs & Stratton Corp.	13,370	240
Bristow Group, Inc.	14,730	703
Celadon Group, Inc.	10,400	162
Chart Industries, Inc. (Æ)	4,575	335
Chicago Bridge & Iron Co. NV	1,760	76
CIRCOR International, Inc.	7,819	260
Columbus McKinnon Corp. (Æ)	16,600	271
Consolidated Graphics, Inc. (Æ)	2,180	99
Con-way, Inc.	35,220	1,148
Copart, Inc. (Æ)	19,600	511
Corrections Corp. of America (Æ)	4,200	115
CoStar Group, Inc. (Æ)	15,200	1,049
CRA International, Inc. (Æ)	2,300	58
Crane Co.	5,300	257
DHT Holdings, Inc. (Ñ)	23,700	23
Diana Shipping, Inc. (Æ)	30,095	269
Donaldson Co., Inc.	13,600	486
DXP Enterprises, Inc. (Æ)	7,600	331
Electronics for Imaging, Inc. (Æ)	22,352	371
EMCOR Group, Inc.	9,900	274
EnergySolutions, Inc. (Æ)	8,700	43
EnerSys (Æ)	12,400	430
EnPro Industries, Inc. (Æ)	7,386	304
Exponent, Inc. (Æ)	6,100	296
Flow International Corp. (Æ)	9,800	39
FreightCar America, Inc.	2,100	47
Frontline, Ltd. (Ñ)	36,800	283
G&K Services, Inc. Class A	11,500	393
Graco, Inc.	9,600	509
GrafTech International, Ltd. (Æ)	28,350	338
Granite Construction, Inc.	13,654	392
Great Lakes Dredge & Dock Corp.	18,500	134
Gulfmark Offshore, Inc. Class A (Æ)	3,100	142
Harsco Corp.	24,820	582
Hawaiian Holdings, Inc. (Æ)	54,500	285
HUB Group, Inc. Class A (Æ)	12,410	447
Huron Consulting Group, Inc. (Æ)	2,000	75

Aggressive Equity Fund	11

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

IHS, Inc. Class A (Æ)	9,100	852
Joy Global, Inc.	4,260	313
Kadant, Inc. (Æ)	700	17
Kansas City Southern	4,900	351
KBR, Inc.	5,000	178
Kelly Services, Inc. Class A	17,800	285
Kennametal, Inc.	12,190	543
Knight Transportation, Inc.	45,360	801
Knoll, Inc.	23,430	390
Layne Christensen Co. (Æ)	14,626	325
Lexmark International, Inc. Class A	5,000	166
Lydall, Inc. (Æ)	1,600	16
Manpower, Inc.	1,600	76
MAXIMUS, Inc.	12,120	493
McGrath Rentcorp	5,240	168
MTS Systems Corp.	5,800	308
NACCO Industries, Inc. Class A	2,500	291
Navigant Consulting, Inc. (Æ)	32,200	448
Navistar International Corp. (Æ)	8,400	340
Net 1 UEPS Technologies, Inc. (Æ)	13,800	125
Orbital Sciences Corp. (Æ)	800	11
PHH Corp. (Æ)	21,400	331
Quad/Graphics, Inc. (Ñ)	11,800	164
Quality Distribution, Inc. (Æ)	6,600	91
Quanta Services, Inc. (Æ)	12,381	259
Raven Industries, Inc.	12,600	769
Regal-Beloit Corp.	5,475	359
Republic Airways Holdings, Inc. (Æ)(Ñ)	4,600	23
Resources Connection, Inc.	63,840	896
Rollins, Inc.	24,800	528
RR Donnelley & Sons Co. (Ñ)	22,800	282
Ryder System, Inc.	5,800	306
Saia, Inc. (Æ)	3,500	60
Southwest Airlines Co.	39,747	328
Steelcase, Inc. Class A	48,470	465
Sun Hydraulics Corp.	13,600	356
SYKES Enterprises, Inc. (Æ)	18,700	295
Teledyne Technologies, Inc. (Æ)	5,500	347
Titan Machinery, Inc. (Æ)	11,300	319
Towers Watson & Co. Class A	9,000	595
Trimas Corp. (Æ)	5,700	128
Trimble Navigation, Ltd. (Æ)	11,300	615
Triumph Group, Inc. (Ñ)	13,435	842
TrueBlue, Inc. (Æ)	3,500	63
Tsakos Energy Navigation, Ltd.	43,900	381
Tutor Perini Corp. (Æ)	11,500	180
United Stationers, Inc.	13,830	429
URS Corp.	9,400	400
US Airways Group, Inc. (Æ)	68,500	520
UTi Worldwide, Inc.	3,200	55
Wabtec Corp.	11,184	843
X-Rite, Inc. (Æ)	500	2

		34,690

Technology - 15.9%
Acacia Research Corp. (Æ)	24,345	1,016
ACI Worldwide, Inc. (Æ)	12,800	515

	Principal Amount ($) or Shares	Market Value $
Actuate Corp. (Æ)	4,800	30
ADTRAN, Inc.	8,050	251
Akamai Technologies, Inc. (Æ)	5,410	199
Allot Communications, Ltd. (Æ)	26,230	610
American Software, Inc. Class A (Æ)	30,100	258
Amtech Systems, Inc. (Æ)(Ñ)	3,200	27
Anadigics, Inc. (Æ)	28,000	66
Ansys, Inc. (Æ)	14,600	949
Aruba Networks, Inc. (Æ)	13,415	299
ATMI, Inc. (Æ)	3,800	89
Aviat Networks, Inc. (Æ)	3,300	9
Avid Technology, Inc. (Æ)	14,500	160
Axcelis Technologies, Inc. (Æ)	40,014	69
Bel Fuse, Inc. Class B	600	11
Bottomline Technologies, Inc. (Æ)	17,000	475
Brooks Automation, Inc.	28,750	354
Ceva, Inc. (Æ)	15,740	357
CIBER, Inc. (Æ)	16,200	69
Cohu, Inc.	31,490	358
Cray, Inc. (Æ)	7,300	53
Cree, Inc. (Æ)(Ñ)	8,468	268
CSG Systems International, Inc. (Æ)	7,800	118
Dolby Laboratories, Inc. Class A (Æ)	13,100	499
DSP Group, Inc. (Æ)	7,700	51
Electro Scientific Industries, Inc.	51,288	770
Emcore Corp. (Æ)(Ñ)	7,100	34
Emulex Corp. (Æ )	30,000	311
Equinix, Inc. (Æ)	4,980	784
Extreme Networks (Æ)(Ñ)	14,600	56
GeoEye, Inc. (Æ)	5,400	130
Hittite Microwave Corp. (Æ)	7,400	402
Hutchinson Technology, Inc. (Æ)(Ñ)	12,300	27
IAC/InterActiveCorp	17,200	845
Imation Corp. (Æ)	500	3
Informatica Corp. (Æ)	7,665	405
Inphi Corp. (Æ)	34,580	490
Insight Enterprises, Inc. (Æ)	4,600	101
International Rectifier Corp. (Æ)	15,355	354
Intersil Corp. Class A	67,890	760
Intevac, Inc. (Æ)	4,000	34
JDA Software Group, Inc. (Æ)	7,968	219
Kemet Corp. (Æ)	52,901	496
Kulicke & Soffa Industries, Inc. (Æ)	35,100	436
LSI Corp. (Æ)	62,500	543
LTX-Credence Corp. (Æ)	18,100	130
Manhattan Associates, Inc. (Æ)	7,000	333
Mattson Technology, Inc. (Æ)	14,100	39
Mentor Graphics Corp. (Æ)	73,500	1,092
Mercury Computer Systems, Inc. (Æ)	13,474	179
Methode Electronics, Inc.	41,360	384
Micrel, Inc.	68,230	700
MICROS Systems, Inc. (Æ)	15,000	829
Mindspeed Technologies, Inc. (Æ)(Ñ)	17,300	110
MKS Instruments, Inc.	8,500	251
Molex, Inc.	13,900	391
NCR Corp. (Æ)	18,100	393
NeuStar, Inc. Class A (Æ)	9,000	335

12	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

NIC, Inc.	41,300	501
Novatel Wireless, Inc. (Æ)	13,000	44
Oclaro, Inc. (Æ)	12,000	47
PDF Solutions, Inc. (Æ)	900	8
Perficient, Inc. (Æ)	20,800	250
Pericom Semiconductor Corp. (Æ)	1,200	10
Plexus Corp. (Æ)	5,900	206
PLX Technology, Inc. (Æ)	7,700	31
Progress Software Corp. (Æ)	7,901	187
PROS Holdings, Inc. (Æ)	31,900	597
QLIK Technologies, Inc. (Æ)	14,800	474
Radisys Corp. (Æ)	4,000	30
RealNetworks, Inc.	2,875	29
Rovi Corp. (Æ)	17,440	568
Sanmina-SCI Corp. (Æ)	55,400	634
Seachange International, Inc. (Æ)	2,800	22
Silicon Image, Inc. (Æ)	26,900	158
Silicon Motion Technology Corp. - ADR (Æ)	20,425	396
Smith Micro Software, Inc. (Æ)	15,800	37
SolarWinds, Inc. (Æ)	13,100	506
Sourcefire, Inc. (Æ)	19,165	922
Spansion, Inc. Class A (Æ)	1,992	24
Standard Microsystems Corp. (Æ)	4,600	119
Stratasys, Inc. (Æ)	11,700	427
Synchronoss Technologies, Inc. (Æ)	17,255	551
SYNNEX Corp. (Æ)	19,500	744
Synopsys, Inc. (Æ)	11,300	346
Tangoe, Inc. (Æ)	26,409	497
Tech Data Corp. (Æ)	6,900	374
TeleCommunication Systems, Inc. Class A (Æ)	17,000	47
TeleNav, Inc. (Æ)	7,000	49
Tellabs, Inc.	91,700	371
Tessera Technologies, Inc.	24,440	421
Tyler Technologies, Inc. (Æ)	20,700	795
Unisys Corp. (Æ)	20,200	398
United Online, Inc.	28,600	140
Vishay Intertechnology, Inc. (Æ)	21,974	267
Xyratex, Ltd.	22,700	361

		31,114

Utilities - 2.0%
Alaska Communications Systems Group, Inc. (Ñ)	26,000	80
Alliant Energy Corp.	8,500	368
Black Hills Corp.	10,689	358
California Water Service Group	400	7
Chesapeake Utilities Corp.	1,200	49
Connecticut Water Service, Inc.	1,300	37
Idacorp, Inc.	2,200	90
Laclede Group, Inc. (The)	2,400	94
NorthWestern Corp.	13,295	472
NTELOS Holdings Corp.	6,995	145
NV Energy, Inc.	21,400	345
OGE Energy Corp.	6,000	321

	Principal Amount ($) or Shares		Market Value $
Pinnacle West Capital Corp.	8,400		402
PNM Resources, Inc.	30,800		564
Portland General Electric Co.	10,900		272
Telephone & Data Systems, Inc.	15,800		366

			3,970

Total Common Stocks (cost $161,785)			188,268

Short-Term Investments - 3.9%
Russell U.S. Cash Management Fund	7,719,859	(¥)	7,720

Total Short-Term Investments (cost $7,720)			7,720

Other Securities - 3.3%
Russell Investment Funds Liquidating Trust (X)	198,782	(¥)	203
Russell U.S. Cash Collateral Fund (X)	6,285,407	(¥)	6,285

Total Other Securities (cost $6,484)			6,488

Total Investments - 103.2% (identified cost $175,989)			202,476

Other Assets and Liabilities, Net - (3.2%)			(6,244)

Net Assets - 100.0%			196,232

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of this quarterly report.

Aggressive Equity Fund	13

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2012 (Unaudited)

Amounts in thousands (except contracts amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P Midcap 400 E-Mini Index Futures (CME)	28	USD	2,778	06/12	25

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					25

Presentation of Portfolio Holdings — March 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$26,345	$—	$—	$26,345
Consumer Staples	4,156	—	—	4,156
Energy	12,292	—	—	12,292
Financial Services	44,400	—	—	44,400
Health Care	19,228	—	—	19,228
Materials and Processing	12,073	—	—	12,073
Producer Durables	34,690	—	—	34,690
Technology	31,114	—	—	31,114
Utilities	3,970	—	—	3,970
Short-Term Investments	—	7,720	—	7,720
Other Securities	—	6,488	—	6,488

Total Investments	188,268	14,208	—	202,476

Other Financial Instruments
Futures Contracts	25	—	—	25

Total Other Financial Instruments*	$25	$—	$—	$25

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of levels 1, 2 and 3 during the period ending March 31, 2012.

See accompanying notes which are an integral part of this quarterly report.

14	Aggressive Equity Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments — March 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 94.7%
Australia - 1.0%
QBE Insurance Group, Ltd.	100,234	1,471
Wesfarmers, Ltd.	35,200	1,095
Westpac Banking Corp.	43,100	977

		3,543

Belgium - 0.8%
Anheuser-Busch InBev NV	32,394	2,367
KBC Groep NV	17,798	446

		2,813

Bermuda - 0.8%
Huabao International Holdings, Ltd.	208,600	134
Li & Fung, Ltd. (Ñ)	498,000	1,143
RenaissanceRe Holdings, Ltd.	13,200	1,000
Yue Yuen Industrial Holdings, Ltd.	214,300	752

		3,029

Brazil - 2.2%
BM&FBovespa SA	132,300	815
BR Malls Participacoes SA	82,600	1,076
Brookfield Incorporacoes SA	507,300	1,620
Embraer SA - ADR (Æ)	65,300	2,088
OGX Petroleo e Gas Participacoes SA (Æ)	160,400	1,327
Tim Participacoes SA - ADR (Ñ)	36,110	1,165

		8,091

Canada - 1.4%
Canadian National Railway Co. (Þ)	49,791	3,954
Imax Corp. (Æ)	17,331	424
Pacific Rubiales Energy Corp.	24,222	708

		5,086

Cayman Islands - 0.8%
Baidu, Inc. - ADR (Æ)	12,488	1,820
Belle International Holdings, Ltd. Class A	572,000	1,027

		2,847

Czech Republic - 0.2%
Komercni Banka AS	4,254	847

Denmark - 1.3%
Danske Bank A/S (Æ)	156,376	2,649
Novo Nordisk A/S Class B (Ñ)	10,525	1,457
Novozymes A/S Class B	24,801	722

		4,828

France - 7.9%
Air Liquide SA Class A	15,334	2,044
Capital Gemini SA	51,500	2,306
Casino Guichard Perrachon SA (Æ)	4,900	483
Credit Agricole SA	99,985	621
Danone	29,683	2,071
Dassault Systemes SA	6,402	589
GDF Suez	38,400	992

	Principal Amount ($) or Shares	Market Value $
Lagardere SCA	28,031	865
Legrand SA - ADR	32,320	1,189
LVMH Moet Hennessy Louis Vuitton SA - ADR	16,040	2,757
Natixis	112,358	432
Pernod-Ricard SA	25,350	2,650
Publicis Groupe SA - ADR	13,522	745
Rallye SA	48,885	1,837
Sanofi - ADR	34,182	2,656
Schneider Electric SA	48,063	3,140
Total SA	33,675	1,717
UBISOFT Entertainment (Æ)	110,845	818
Unibail-Rodamco SE (ö)	3,767	753

		28,665

Germany - 7.0%
Adidas AG	13,960	1,090
Bayer AG	29,736	2,092
Bayerische Motoren Werke AG	15,270	1,373
Beiersdorf AG (Æ)	24,718	1,613
Deutsche Boerse AG	31,885	2,147
E.ON AG	48,100	1,152
Henkel AG & Co. KGaA	15,787	985
Infineon Technologies AG - ADR	73,927	756
Linde AG	21,395	3,839
Merck KGaA	11,343	1,255
MTU Aero Engines Holding AG	49,471	3,985
SAP AG - ADR	28,975	2,023
Siemens AG	14,925	1,505
Volkswagen AG	9,866	1,591

		25,406

Hong Kong - 1.6%
AIA Group, Ltd.	250,000	916
China Unicom Hong Kong, Ltd. (Ñ)	1,552,000	2,630
CNOOC, Ltd.	581,000	1,194
Hang Lung Properties, Ltd. - ADR	335,000	1,227

		5,967

India - 0.6%
ICICI Bank, Ltd. - ADR (Ñ)	48,425	1,689
Infosys, Ltd. - ADR (Ñ)	11,330	646

		2,335

Ireland - 0.7%
Accenture PLC Class A	23,700	1,528
CRH PLC	53,759	1,101

		2,629

Israel - 0.9%
Check Point Software Technologies, Ltd. (Æ)(Ñ)	14,594	932
Teva Pharmaceutical Industries, Ltd. - ADR	48,150	2,169

		3,101

Italy - 2.2%
Enel SpA	309,700	1,120
ENI SpA - ADR	146,907	3,446

Non-U.S. Fund	15

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Finmeccanica SpA	102,046	553
Snam Rete Gas SpA	380,025	1,828
Telecom Italia SpA	978,100	1,163

		8,110

Japan - 14.4%
Amada Co., Ltd.	190,700	1,286
Canon, Inc.	165,600	7,822
Dai-ichi Life Insurance Co., Ltd. (The) (Æ)(Ñ)	675	932
Denso Corp.	47,200	1,577
FANUC Corp.	15,700	2,785
Honda Motor Co., Ltd. (Ñ)	84,200	3,199
Hoya Corp.	81,000	1,819
Inpex Corp.	273	1,844
ITOCHU Corp.	266,100	2,902
Japan Tobacco, Inc.	153	861
KDDI Corp.	65	421
Lawson, Inc. (Ñ)	22,500	1,416
Mabuchi Motor Co., Ltd. (Ñ)	37,300	1,692
Marubeni Corp.	135,000	974
Mitsubishi UFJ Financial Group, Inc. (Ñ)	186,700	929
Mori Seiki Co., Ltd. (Ñ)	94,400	971
MS&AD Insurance Group Holdings (Ñ)	53,100	1,090
Nintendo Co., Ltd.	8,700	1,309
Nissan Motor Co., Ltd.	61,600	656
NTT DoCoMo, Inc. - ADR	2,050	34
NTT DoCoMo, Inc. (Ñ)	1,488	2,471
Rakuten, Inc. (Ñ)	1,114	1,167
Shin-Etsu Chemical Co., Ltd.	74,300	4,291
Sumitomo Corp. (Ñ)	161,700	2,337
Sumitomo Mitsui Financial Group, Inc. (Ñ)	39,900	1,313
Sumitomo Realty & Development Co., Ltd.	41,000	988
THK Co., Ltd.	61,600	1,253
Toshiba TEC Corp.	109,479	434
Toyota Motor Corp.	21,100	910
Yokogawa Electric Corp. (Æ)(Ñ)	273,500	2,765

		52,448

Jersey - 0.8%
Delphi Automotive PLC (Æ)(Ñ)	6,490	205
Experian PLC	48,043	749
WPP PLC	147,647	2,018

		2,972

Luxembourg - 0.7%
ArcelorMittal	40,173	768
Millicom International Cellular SA	16,440	1,864

		2,632

Mexico - 0.2%
Wal-Mart de Mexico SAB de CV	230,600	776

Netherlands - 7.0%
Aegon NV (Æ)	237,157	1,317
Akzo Nobel NV	72,534	4,283
ASML Holding NV Class G	23,692	1,184
European Aeronautic Defence and Space Co. NV	32,665	1,338

	Principal Amount ($) or Shares	Market Value $
Heineken NV	56,556	3,142
ING Groep NV (Æ)	545,945	4,549
Koninklijke Philips Electronics NV	94,804	1,922
LyondellBasell Industries NV Class A	33,285	1,453
Randstad Holding NV (Æ)(Ñ)	31,160	1,176
Reed Elsevier NV (Æ)	101,750	1,300
Sensata Technologies Holding NV (Æ)	43,515	1,457
Unilever NV	29,750	1,012
Wolters Kluwer NV	24,837	470
Yandex NV Class A (Æ)(Ñ)	23,045	619
Ziggo NV (Æ)	12,616	394

		25,616

Norway - 1.8%
DNB ASA	175,200	2,251
Orkla ASA	200,800	1,589
Statoil ASA Class N	55,900	1,518
Statoil Fuel & Retail ASA	213,500	1,361

		6,719

Russia - 0.5%
Gazprom OAO - ADR (Æ)	134,490	1,641

Singapore - 1.8%
Jardine Cycle & Carriage, Ltd.	102,900	3,953
Singapore Telecommunications, Ltd.	200,000	501
United Overseas Bank, Ltd.	142,400	2,079

		6,533

South Africa - 0.1%
MTN Group, Ltd.	26,643	469

South Korea - 1.4%
Samsung Electronics Co., Ltd.	2,898	3,261
Shinhan Financial Group Co., Ltd.	48,371	1,868

		5,129

Spain - 1.7%
Amadeus IT Holding SA Class A	62,303	1,176
Banco Santander SA - ADR	347,672	2,676
Inditex SA	12,592	1,206
Indra Sistemas SA (Ñ)	47,450	581
Red Electrica Corp. SA	10,144	496

		6,135

Sweden - 0.3%
Elekta AB Class B	8,085	409
Hennes & Mauritz AB Class B	22,610	818

		1,227

Switzerland - 9.3%
ACE, Ltd.	17,725	1,297
Cie Financiere Richemont SA	9,499	596
Credit Suisse Group AG (Æ)	32,224	918
GAM Holding AG (Æ)	60,701	884
Givaudan SA (Æ)	545	525

16	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Helvetia Holding AG (Æ)	5,815	2,156
Julius Baer Group, Ltd. (Æ)	92,563	3,737
Nestle SA	104,572	6,581
Novartis AG	80,075	4,432
Roche Holding AG	21,661	3,770
Sonova Holding AG (Æ)	5,706	634
Swatch Group AG (The) Class B	3,116	1,434
Swiss Re AG	11,484	733
TE Connectivity, Ltd.	42,900	1,577
UBS AG (Æ)	200,791	2,814
Zurich Financial Services AG (Æ)	6,353	1,707

		33,795

Taiwan - 2.1%
Hon Hai Precision Industry Co., Ltd.	664,624	2,578
Hon Hai Precision Industry Co., Ltd. - GDR	99,784	778
HTC Corp.	25,700	520
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	195,916	2,994
Teco Electric and Machinery Co., Ltd.	1,059,600	731

		7,601

United Kingdom - 20.1%
Anglo American PLC	55,774	2,085
ARM Holdings PLC	85,070	806
Aviva PLC	145,971	774
BAE Systems PLC	422,300	2,026
Barclays PLC	992,352	3,734
BG Group PLC	35,106	813
BP PLC	613,110	4,536
BP PLC - ADR	8,100	365
British Sky Broadcasting Group PLC	166,275	1,798
Burberry Group PLC	28,466	682
Carillion PLC	158,375	756
Compass Group PLC	166,040	1,741
D S Smith	298,650	856
Dairy Crest Group PLC	208,609	1,111
Diageo PLC	97,498	2,343
GlaxoSmithKline PLC - ADR	55,900	1,249
Hays PLC	265,342	358
Home Retail Group PLC	270,828	494
HSBC Holdings PLC	791,879	7,027
Imperial Tobacco Group PLC	112,747	4,572
National Grid PLC	280,439	2,828
Reckitt Benckiser Group PLC	27,202	1,537
Reed Elsevier PLC	82,847	735
Rio Tinto PLC (Æ)	24,210	1,334
Rolls-Royce Holdings PLC (Æ)	55,542	721
Royal Bank of Scotland Group PLC - ADR (Æ)	1,407,623	622
Royal Dutch Shell PLC Class A	199,694	6,987
Sage Group PLC (The)	237,721	1,138
Shire PLC - ADR (Æ)	37,833	1,222
Smith & Nephew PLC	122,585	1,242
Smiths Group PLC	57,973	975
Standard Chartered PLC	147,184	3,672
Tesco PLC	65,521	346

	Principal Amount ($) or Shares		Market Value $
Travis Perkins PLC	148,200		2,558
Tullow Oil PLC	64,080		1,565
Vodafone Group PLC - ADR (Æ)	1,964,492		5,411
Weir Group PLC (The)	29,276		826
Xstrata PLC	78,421		1,340

			73,185

United States - 2.9%
Aegis Group plc (Æ)	579,447		1,713
Citigroup, Inc.	33,466		1,223
MercadoLibre, Inc.	10,971		1,073
Perrigo Co.	5,027		519
Philip Morris International, Inc.	49,500		4,386
Synthes, Inc. (Æ)(Þ)	2,321		403
Wynn Resorts, Ltd.	10,803		1,349

			10,666

Virgin Islands, British - 0.2%
Arcos Dorados Holdings, Inc. Class A	34,094		617

Total Common Stocks (cost $312,019)			345,458

Preferred Stocks - 0.3%
Brazil - 0.2%
Usinas Siderurgicas de Minas Gerais SA (Æ)	107,300		706

Germany - 0.1%
Porsche Automobil Holding SE	7,250		428

Total Preferred Stocks (cost $1,327)			1,134

Short-Term Investments - 4.2%
United States - 4.2%
Russell U.S. Cash Management Fund	15,276,804	(¥)	15,277

Total Short-Term Investments (cost $15,277)			15,277

Other Securities - 5.4%
Russell Investment Funds Liquidating Trust (X)	684,756	(¥)	696
Russell U.S. Cash Collateral Fund (X)	19,187,535	(¥)	19,188

Total Other Securities (cost $19,872)			19,884

Total Investments - 104.6% (identified cost $348,495)			381,753

Other Assets and Liabilities, Net - (4.6%)			(16,856)

Net Assets - 100.0%			364,897

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund	17

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
ASX SPI 200 Index Futures (Australia)	12	AUD	1,304	06/12	32
CAC 40 Index Futures (France)	53	EUR	1,815	04/12	(54)
DAX Index Futures (Germany)	8	EUR	1,392	06/12	(12)
EURO STOXX 50 Index Futures (EMU)	120	EUR	2,891	06/12	(81)
FTSE 100 Index Futures (UK)	32	GBP	1,833	06/12	(69)
Hang Seng Index Futures (Hong Kong)	5	HKD	5,125	04/12	(13)
S&P TSE 60 Index Futures (Canada)	13	CAD	1,832	06/12	—
TOPIX Index Futures (Japan)	32	JPY	274,240	06/12	135

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(62)

18	Non-U.S. Fund

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of Montreal	USD	107	HKD	827	06/20/12	—
Barclays Bank PLC	USD	37	GBP	23	04/03/12	—
Brown Brothers Harriman & Co.	USD	190	EUR	143	04/03/12	1
Brown Brothers Harriman & Co.	GBP	122	USD	194	04/03/12	(1)
Citibank	USD	47	HKD	366	04/02/12	—
Citibank	USD	197	SEK	1,316	04/03/12	2
Citibank	HKD	200	USD	26	06/20/12	—
Citibank	JPY	10,000	USD	121	06/20/12	—
Commonwealth Bank of Australia Sydney	USD	245	AUD	238	06/20/12	(1)
Commonwealth Bank of Australia Sydney	USD	380	CAD	378	06/20/12	(2)
Commonwealth Bank of Australia Sydney	USD	1,195	EUR	915	06/20/12	26
Commonwealth Bank of Australia Sydney	USD	574	GBP	367	06/20/12	12
Commonwealth Bank of Australia Sydney	USD	107	HKD	827	06/20/12	—
Commonwealth Bank of Australia Sydney	USD	574	JPY	48,083	06/20/12	7
Deutsche Bank AG	USD	245	AUD	238	06/20/12	(1)
Deutsche Bank AG	USD	381	CAD	378	06/20/12	(2)
Deutsche Bank AG	USD	1,194	EUR	915	06/20/12	25
Deutsche Bank AG	USD	574	GBP	367	06/20/12	12
Deutsche Bank AG	USD	107	HKD	827	06/20/12	—
Deutsche Bank AG	USD	574	JPY	48,083	06/20/12	7
HSBC Bank PLC	USD	245	AUD	238	06/20/12	(1)
HSBC Bank PLC	USD	381	CAD	378	06/20/12	(2)
HSBC Bank PLC	USD	1,195	EUR	915	06/20/12	25
HSBC Bank PLC	USD	574	GBP	367	06/20/12	12
HSBC Bank PLC	USD	107	HKD	827	06/20/12	—
HSBC Bank PLC	USD	575	JPY	48,083	06/20/12	7
JP Morgan Chase Bank	USD	245	AUD	238	06/20/12	(1)
JP Morgan Chase Bank	USD	381	CAD	378	06/20/12	(2)
JP Morgan Chase Bank	USD	267	EUR	200	06/20/12	—
JP Morgan Chase Bank	USD	1,195	EUR	915	06/20/12	25
JP Morgan Chase Bank	USD	108	GBP	67	04/04/12	—
JP Morgan Chase Bank	USD	574	GBP	367	06/20/12	12
JP Morgan Chase Bank	USD	574	JPY	48,083	06/20/12	7
Mellon Bank	USD	107	HKD	827	06/20/12	—
Morgan Stanley & Co., Inc.	USD	1	CAD	1	04/02/12	—
Morgan Stanley & Co., Inc.	USD	1	HKD	11	04/02/12	—
Morgan Stanley & Co., Inc.	USD	10	JPY	800	04/02/12	—
Morgan Stanley & Co., Inc.	AUD	2	USD	2	04/02/12	—
Morgan Stanley & Co., Inc.	EUR	63	USD	89	04/02/12	5
Morgan Stanley & Co., Inc.	GBP	12	USD	20	04/02/12	2
Royal Bank of Canada	USD	245	AUD	238	06/20/12	(1)
Royal Bank of Canada	USD	380	CAD	378	06/20/12	(2)
Royal Bank of Canada	USD	1,194	EUR	915	06/20/12	25
Royal Bank of Canada	USD	574	GBP	367	06/20/12	12
Royal Bank of Canada	USD	574	JPY	48,083	06/20/12	7
Royal Bank of Scotland PLC	USD	56	HKD	438	04/03/12	—
State Street Bank & Trust Co.	USD	66	GBP	42	04/02/12	—
State Street Bank & Trust Co.	AUD	20	USD	21	06/20/12	—
State Street Bank & Trust Co.	AUD	100	USD	105	06/20/12	2
State Street Bank & Trust Co.	AUD	100	USD	104	06/20/12	2
State Street Bank & Trust Co.	BRL	31	USD	17	04/02/12	—
State Street Bank & Trust Co.	BRL	69	USD	38	04/02/12	—
State Street Bank & Trust Co.	CAD	100	USD	101	06/20/12	1

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund	19

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	CAD	100	USD	100	06/20/12	—
State Street Bank & Trust Co.	CAD	160	USD	161	06/20/12	1
State Street Bank & Trust Co.	EUR	100	USD	134	06/20/12	—
State Street Bank & Trust Co.	EUR	200	USD	267	06/20/12	—
State Street Bank & Trust Co.	EUR	200	USD	261	06/20/12	(6)
State Street Bank & Trust Co.	EUR	300	USD	396	06/20/12	(4)
State Street Bank & Trust Co.	EUR	400	USD	527	06/20/12	(7)
State Street Bank & Trust Co.	GBP	—	USD	—	04/02/12	—
State Street Bank & Trust Co.	GBP	100	USD	158	06/20/12	(2)
State Street Bank & Trust Co.	GBP	100	USD	159	06/20/12	—
State Street Bank & Trust Co.	GBP	100	USD	157	06/20/12	(3)
State Street Bank & Trust Co.	GBP	200	USD	319	06/20/12	—
State Street Bank & Trust Co.	HKD	300	USD	39	06/20/12	—
State Street Bank & Trust Co.	HKD	500	USD	64	06/20/12	—
State Street Bank & Trust Co.	JPY	1,663	USD	20	04/02/12	—
State Street Bank & Trust Co.	JPY	10,000	USD	120	06/20/12	(1)
State Street Bank & Trust Co.	JPY	10,000	USD	120	06/20/12	(1)
State Street Bank & Trust Co.	JPY	10,000	USD	121	06/20/12	—
State Street Bank & Trust Co.	JPY	22,000	USD	267	06/20/12	1
Westpac Banking Corp.	USD	245	AUD	238	06/20/12	(1)
Westpac Banking Corp.	USD	380	CAD	378	06/20/12	(2)
Westpac Banking Corp.	USD	1,195	EUR	915	06/20/12	26
Westpac Banking Corp.	USD	574	GBP	367	06/20/12	12
Westpac Banking Corp.	USD	107	HKD	827	06/20/12	—
Westpac Banking Corp.	USD	574	JPY	48,083	06/20/12	7

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						240

See accompanying notes which are an integral part of this quarterly report.

20	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Presentation of Portfolio Holdings — March 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$3,543	$—	$—	$3,543
Belgium	2,813	—	—	2,813
Bermuda	3,029	—	—	3,029
Brazil	8,091	—	—	8,091
Canada	5,086	—	—	5,086
Cayman Islands	2,847	—	—	2,847
Czech Republic	847	—	—	847
Denmark	4,828	—	—	4,828
France	28,665	—	—	28,665
Germany	25,406	—	—	25,406
Hong Kong	5,967	—	—	5,967
India	2,335	—	—	2,335
Ireland	2,629	—	—	2,629
Israel	3,101	—	—	3,101
Italy	8,110	—	—	8,110
Japan	52,448	—	—	52,448
Jersey	2,972	—	—	2,972
Luxembourg	2,632	—	—	2,632
Mexico	776	—	—	776
Netherlands	25,616	—	—	25,616
Norway	6,719	—	—	6,719
Russia	1,641	—	—	1,641
Singapore	6,533	—	—	6,533
South Africa	469	—	—	469
South Korea	5,129	—	—	5,129
Spain	6,135	—	—	6,135
Sweden	1,227	—	—	1,227
Switzerland	33,795	—	—	33,795
Taiwan	7,601	—	—	7,601
United Kingdom	73,185	—	—	73,185
United States	10,666	—	—	10,666
Virgin Islands, British	617	—	—	617
Preferred Stocks	1,134	—	—	1,134
Short-Term Investments	—	15,277	—	15,277
Other Securities	—	19,884	—	19,884

Total Investments	346,592	35,161	—	381,753

Other Financial Instruments
Futures Contracts	(62)	—	—	(62)
Foreign Currency Exchange Contracts	9	231	—	240

Total Other Financial Instruments*	$(53)	$231	$—	$178

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of level 1, 2 and 3 during the period ending March 31, 2012.

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund	21

Russell Investment Funds

Core Bond Fund

Schedule of Investments — March 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 88.0%
Asset-Backed Securities - 5.4%
Access Group, Inc. Series 2008-1 Class A 1.860% due 10/27/25 (Ê)	640	637
ACE Securities Corp. Series 2005-SD3 Class A 0.642% due 08/25/45 (Ê)	55	52
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class A5 0.632% due 11/25/34 (Ê)	—	—
Series 2005-R11 Class A2C 0.472% due 01/25/36 (Ê)	639	626
Asset Backed Securities Corp. Home Equity Series 2005-HE5 Class M3 0.722% due 06/25/35 (Ê)	1,050	679
Series 2006-HE5 Class A5 0.482% due 07/25/36 (Ê)	1,200	432
Bayview Financial Acquisition Trust Series 2006-A Class 1A3 5.865% due 02/28/41	190	149
Brazos Higher Education Authority Series 2005-3 Class A14 0.584% due 09/25/23 (Ê)	257	253
Series 2010-1 Class A1 1.391% due 05/25/29 (Ê)	251	250
Series 2010-1 Class A2 1.691% due 02/25/35 (Ê)	500	467
Series 2011-1 Class A2 1.291% due 02/25/30 (Ê)	700	682
Series 2011-2 Class A2 1.410% due 07/25/29 (Ê)	800	780
Carrington Mortgage Loan Trust Series 2006-NC1 Class A4 0.552% due 01/25/36 (Ê)	1,900	775
Centex Home Equity Series 2006-A Class AV4 0.492% due 06/25/36 (Ê)	700	402
CIT Education Loan Trust Series 2007-1 Class A 0.564% due 03/25/42 (Ê)(Þ)	522	471
CIT Mortgage Loan Trust Series 2007-1 Class 2A1 1.242% due 10/25/37 (Ê)(Þ)	28	28
Series 2007-1 Class 2A2 1.492% due 10/25/37 (Ê)(Þ)	130	102
Series 2007-1 Class 2A3 1.692% due 10/25/37 (Å)(Ê)	180	81
Citigroup Mortgage Loan Trust, Inc. Series 2007-WFH1 Class A3 0.391% due 01/25/37 (Ê)	1,045	782
Series 2007-WFH1 Class A4 0.441% due 01/25/37 (Ê)	934	439
Series 2007-WFH4 Class A2B 1.291% due 07/25/37 (Ê)	1,290	720

	Principal Amount ($) or Shares	Market Value $
Conseco Financial Corp. Series 1996-10 Class M1 7.240% due 11/15/28	700	758
Series 1999-2 Class A5 6.680% due 12/01/30	552	557
Countrywide Home Equity Loan Trust Series 2006-HW Class 2A1B 0.392% due 11/15/36 (Ê)	275	202
Educational Funding of the South, Inc. Series 2011-1 Class A2 1.210% due 04/25/35 (Ê)	210	196
EFS Volunteer LLC Series 2010-1 Class A2 1.410% due 10/25/35 (Ê)(Þ)	500	474
First Franklin Mortgage Loan Asset Backed Certificates Series 2007-FF1 Class A2B 0.332% due 01/25/38 (Ê)	576	295
GCO Education Loan Funding Trust Series 2006-1 Class A10L 0.681% due 02/27/28 (Ê)	100	86
Series 2006-1 Class A11L 0.721% due 05/25/36 (Ê)	100	82
GMAC Mortgage Corp. Loan Trust Series 2007-HE3 Class 1A1 7.000% due 09/25/37	39	28
Series 2007-HE3 Class 2A1 7.000% due 09/25/37	51	35
Goal Capital Funding Trust Series 2010-1 Class A 1.191% due 08/25/48 (Ê)(Þ)	85	81
GSAA Trust Series 2006-2 Class 2A3 0.512% due 12/25/35 (Ê)	320	300
HSBC Home Equity Loan Trust Series 2005-1 Class A 0.532% due 01/20/34 (Ê)	143	131
Series 2006-4 Class A3V 0.392% due 03/20/36 (Ê)	658	634
Series 2007-1 Class AS 0.442% due 03/20/36 (Ê)	472	403
Series 2007-3 Class APT 1.442% due 11/20/36 (Ê)	205	185
HSI Asset Securitization Corp. Trust Series 2007-OPT1 Class 2A2 0.352% due 12/25/36 (Ê)	1,650	999
Indymac Residential Asset Backed Trust Series 2006-H2 Class A 0.391% due 06/28/36 (Ê)	205	87
IXIS Real Estate Capital Trust Series 2005-HE1 Class M2 0.977% due 06/25/35 (Ê)	157	156
JPMorgan Mortgage Acquisition Corp. Series 2006-HE1 Class A4 0.532% due 01/25/36 (Ê)	2,350	891
Series 2007-HE1 Class AF6 5.273% due 03/25/47	1,926	1,161

22	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

KnowledgeWorks Foundation Series 2010-1 Class A 1.441% due 02/25/42 (Ê)	265	256
Lehman XS Trust Series 2006-9 Class A1B 0.402% due 05/25/46 (Ê)	203	136
Series 2006-13 Class 1A2 0.412% due 09/25/36 (Ê)	195	124
Series 2006-19 Class A2 0.412% due 12/25/36 (Ê)	209	134
Long Beach Mortgage Loan Trust Series 2004-4 Class 1A1 0.802% due 10/25/34 (Ê)	5	4
Series 2004-4 Class M1 1.142% due 10/25/34 (Ê)	1,000	803
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1 Class A2B 0.412% due 04/25/37 (Ê)	141	58
Series 2007-4 Class 2A2 0.362% due 07/25/37 (Ê)	1,108	650
Missouri Higher Education Loan Authority Series 2010-1 Class A1 1.441% due 11/26/32 (Ê)	754	747
Morgan Stanley ABS Capital I Series 2006-HE1 Class A4 0.532% due 01/25/36 (Ê)	1,950	887
Series 2007-HE2 Class A2B 0.332% due 01/25/37 (Ê)	1,043	370
Series 2007-HE5 Class A2C 0.492% due 03/25/37 (Ê)	800	263
Northstar Education Finance, Inc. Series 2004-1 Class A4 0.743% due 04/29/19 (Ê)	964	957
Series 2007-1 Class A1 0.653% due 04/28/30 (Ê)	475	436
Series 2007-1 Class A3 0.613% due 01/29/46 (Ê)	500	445
Popular ABS Mortgage Pass-Through Trust Series 2005-6 Class A3 5.480% due 01/25/36	107	77
Series 2006-C Class A4 0.492% due 07/25/36 (Ê)	1,480	903
Series 2006-D Class A3 0.502% due 11/25/46 (Ê)	1,500	776
Renaissance Home Equity Loan Trust Series 2005-2 Class AF4 4.934% due 08/25/35	85	66
Series 2006-1 Class AF6 5.746% due 05/25/36	165	108
Residential Asset Mortgage Products, Inc. Series 2003-RS9 Class AI6A 6.110% due 10/25/33	380	366
Series 2003-RS11 Class AI6A 5.980% due 12/25/33	116	106
Residential Asset Securities Corp. Series 2003-KS4 Class AIIB 0.822% due 06/25/33 (Ê)	29	16

	Principal Amount ($) or Shares	Market Value $
SG Mortgage Securities Trust Series 2006-OPT2 Class A3C 0.392% due 10/25/36 (Ê)	1,500	475
SLM Student Loan Trust Series 2006-5 Class A6B 0.680% due 10/25/40 (Ê)	490	440
Series 2008-2 Class A1 0.860% due 01/25/15 (Ê)	4	4
Series 2008-7 Class A2 1.060% due 10/25/17 (Ê)	2,663	2,656
Small Business Administration Participation Certificates Series 2005-20G Class 1 4.750% due 07/01/25	517	568
Soundview Home Equity Loan Trust Series 2005-1 Class M2 0.992% due 04/25/35 (Ê)	1,062	1,023
Series 2005-OPT3 Class A4 0.542% due 11/25/35 (Ê)	441	412
Structured Asset Securities Corp. Series 2006-BC6 Class A2 0.322% due 01/25/37 (Ê)	289	285
Washington Mutual Asset-Backed Certificates Series 2006-HE2 Class A3 0.392% due 05/25/36 (Ê)	570	280

		31,379

Corporate Bonds and Notes - 15.8%
ACCO Brands Corp. 10.625% due 03/15/15	225	246
Allstate Life Global Funding Trusts 5.375% due 04/30/13	200	210
Ally Financial, Inc. 7.500% due 12/31/13	1,900	2,019
7.500% due 09/15/20	100	108
Altria Group, Inc. 9.700% due 11/10/18	150	204
American Airlines 2011-2 Class A Pass Through Trust Series A 8.625% due 10/15/21	625	659
American Express Bank FSB Series BKNT 5.500% due 04/16/13	300	314
American Express Centurion Bank Series BKN1 6.000% due 09/13/17	400	468
American International Group, Inc. 5.600% due 10/18/16 (Ñ)	700	758
5.450% due 05/18/17	1,100	1,183
6.400% due 12/15/20	125	141
Amgen, Inc. 6.900% due 06/01/38	1,000	1,223
Anadarko Petroleum Corp. 6.375% due 09/15/17	325	386
8.700% due 03/15/19	150	197
6.450% due 09/15/36	150	174

Core Bond Fund	23

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Anheuser-Busch InBev Worldwide, Inc. 4.125% due 01/15/15 (Ñ)	225	244
Arch Coal, Inc. 8.750% due 08/01/16 (Ñ)	70	74
7.000% due 06/15/19 (Ñ)(Þ)	350	323
Aristotle Holding, Inc. 3.900% due 02/15/22 (Ñ)(Þ)	250	253
Arizona Public Service Co. 5.800% due 06/30/14	100	110
6.250% due 08/01/16	75	88
Ashtead Capital, Inc. 9.000% due 08/15/16 (Þ)	100	104
AT&T, Inc. 2.950% due 05/15/16	350	370
5.500% due 02/01/18	200	236
3.875% due 08/15/21 (Ñ)	150	159
6.300% due 01/15/38	900	1,058
6.400% due 05/15/38	175	208
Bank of America Corp. 7.375% due 05/15/14	1,310	1,422
3.625% due 03/17/16	125	125
5.625% due 10/14/16	450	478
6.000% due 09/01/17	335	365
5.750% due 12/01/17	140	150
5.875% due 01/05/21	100	106
5.000% due 05/13/21	125	125
5.700% due 01/24/22	450	476
Bank of America NA Series BKNT 0.754% due 06/15/16 (Ê)	600	532
6.100% due 06/15/17	775	828
BB&T Corp. 3.200% due 03/15/16	325	342
Bear Stearns Cos. LLC (The) 7.250% due 02/01/18	445	536
Berkshire Hathaway, Inc. 3.750% due 08/15/21 (Ñ)	250	258
Boardwalk Pipelines, LP 5.875% due 11/15/16	225	251
Burlington Northern Santa Fe LLC 6.875% due 12/01/27	25	30
6.750% due 03/15/29	10	12
Calpine Construction Finance Co., LP and CCFC Finance Corp. 8.000% due 06/01/16 (Þ)	915	995
Capital One Capital III 7.686% due 08/15/36	225	226
Case New Holland, Inc. 7.750% due 09/01/13	125	133
CCO Holdings LLC / CCO Holdings Capital Corp. 7.000% due 01/15/19	460	488
Cellco Partnership / Verizon Wireless Capital LLC 8.500% due 11/15/18	175	240
CenterPoint Energy Resources Corp. 6.125% due 11/01/17	50	58

	Principal Amount ($) or Shares	Market Value $
Chase Capital III Series C 1.038% due 03/01/27 (Ê)	295	225
CHS/Community Health Systems, Inc. 8.875% due 07/15/15 (Ñ)	234	242
Series 144a 8.000% due 11/15/19 (Ñ)(Þ)	180	186
Chubb Corp. (The) 6.375% due 03/29/67	175	181
Cigna Corp. 2.750% due 11/15/16	175	177
Cimarex Energy Co. 7.125% due 05/01/17	50	52
CIT Group, Inc. 7.000% due 05/04/15 (Þ)	125	125
7.000% due 05/02/17 (Ñ)(Þ)	400	401
6.625% due 04/01/18 (Ñ)(Þ)	390	423
Citigroup Capital XXI 8.300% due 12/21/57	830	838
Citigroup, Inc. 5.500% due 04/11/13	700	726
5.850% due 07/02/13	100	105
2.510% due 08/13/13 (Ê)	100	100
5.000% due 09/15/14	400	414
4.750% due 05/19/15	175	184
4.700% due 05/29/15	50	53
5.850% due 08/02/16	220	240
4.450% due 01/10/17	300	314
6.000% due 08/15/17	850	945
6.125% due 11/21/17	495	552
4.500% due 01/14/22 (Ñ)	200	201
6.125% due 08/25/36	300	288
8.125% due 07/15/39	450	583
5.875% due 01/30/42	450	466
Continental Airlines 1999-1 Class A Pass Through Trust Series 991A 6.545% due 02/02/19	171	184
Continental Airlines 2007-1 Class A Pass Through Trust Series 071A 5.983% due 04/19/22	139	151
Continental Airlines 2009-1 Pass Through Trust Series 09-1 9.000% due 07/08/16	221	252
Credit Suisse USA, Inc. 5.500% due 08/15/13	45	47
CSC Holdings LLC 8.500% due 04/15/14	460	512
DDR Corp. 9.625% due 03/15/16	85	103
7.500% due 04/01/17	250	284
Dell, Inc. 4.700% due 04/15/13	400	416
Delta Air Lines 2002-1 Class G-1 Pass Through Trust Series 02G1 6.718% due 01/02/23	113	119

24	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Delta Air Lines, Inc. 9.500% due 09/15/14 (Ñ)(Þ)	207	220
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 3.500% due 03/01/16	350	368
6.000% due 08/15/40	100	107
Discover Bank Series BKNT 8.700% due 11/18/19	250	311
Dow Chemical Co. (The) 7.600% due 05/15/14	424	480
Dynegy Roseton LLC / Dynegy Danskammer LLC Pass Through Trust Series B 7.670% due 11/08/16	700	434
Ecolab, Inc. 3.000% due 12/08/16	350	364
4.350% due 12/08/21	325	345
Edison Mission Energy 7.000% due 05/15/17 (Ñ)	675	425
El Paso Corp. Series GMTN 8.050% due 10/15/30	200	231
El Paso Natural Gas Co. 7.500% due 11/15/26	100	116
El Paso Pipeline Partners Operating Co. LLC 6.500% due 04/01/20	300	335
5.000% due 10/01/21 (Ñ)	650	674
Energy Transfer Partners, LP 6.700% due 07/01/18	300	344
5.200% due 02/01/22	175	183
Enterprise Products Operating LLC 6.650% due 04/15/18	125	148
Series A 8.375% due 08/01/66	250	273
ERP Operating, LP 4.625% due 12/15/21	300	316
Farmers Exchange Capital 7.050% due 07/15/28 (Þ)	500	546
7.200% due 07/15/48 (Þ)	300	305
Fifth Third Bancorp 3.625% due 01/25/16	125	132
8.250% due 03/01/38	1,100	1,460
Fifth Third Bank Series BKNT 0.605% due 05/17/13 (Ê)	250	248
First Niagara Financial Group, Inc. 6.750% due 03/19/20	125	137
FPL Energy Wind Funding LLC 6.876% due 06/27/17 (Þ)	184	147
Frontier Communications Corp. 7.875% due 04/15/15	450	484
GE Capital Trust I 6.375% due 11/15/67 (Ñ)	198	201
General Electric Capital Corp. 1.393% due 05/22/13 (Ê)	75	76
5.900% due 05/13/14	350	385
5.625% due 05/01/18	230	267

	Principal Amount ($) or Shares	Market Value $
4.375% due 09/16/20	300	316
5.875% due 01/14/38	450	495
Series EMTN 0.623% due 03/20/14 (Ê)	400	391
6.375% due 11/15/67	1,900	1,938
Series GMTN 6.875% due 01/10/39	350	432
Series MTNA 6.750% due 03/15/32	425	508
General Electric Co. 5.250% due 12/06/17	150	173
GenOn REMA LLC Series B 9.237% due 07/02/17	343	336
Goldman Sachs Group, Inc. (The) 6.000% due 05/01/14 (Ñ)	150	161
3.625% due 02/07/16 (Ñ)	285	285
6.250% due 09/01/17	600	658
6.150% due 04/01/18	400	431
7.500% due 02/15/19	550	628
6.000% due 06/15/20	150	158
6.750% due 10/01/37	800	782
HCA, Inc. 8.500% due 04/15/19	300	333
7.875% due 02/15/20 (Ñ)	575	631
7.250% due 09/15/20	250	272
HCP, Inc. 6.000% due 01/30/17	175	194
6.700% due 01/30/18	425	491
5.375% due 02/01/21	125	135
Series MTNE 6.000% due 06/15/14	400	427
Health Care REIT, Inc. 4.700% due 09/15/17	400	420
4.950% due 01/15/21	300	307
5.250% due 01/15/22	200	209
6.500% due 03/15/41	200	208
Healthcare Realty Trust, Inc. 6.500% due 01/17/17	950	1,041
Hewlett-Packard Co. 0.772% due 05/24/13 (Ê)(Ñ)	700	698
3.000% due 09/15/16	225	231
2.600% due 09/15/17	300	300
Historic TW, Inc. 8.050% due 01/15/16	195	228
HSBC Bank USA 4.875% due 08/24/20	250	256
Indiantown Cogeneration, LP Series A-10 9.770% due 12/15/20	248	257
International Lease Finance Corp. 6.500% due 09/01/14 (Þ)	720	761
6.750% due 09/01/16 (Þ)	100	107
Ipalco Enterprises, Inc. 5.000% due 05/01/18	125	124
iPCS, Inc. 2.672% due 05/01/13 (Ê)	440	422

Core Bond Fund	25

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

JPMorgan Chase & Co. 5.375% due 01/15/14 (Ñ)	170	182
3.150% due 07/05/16 (Ñ)	300	309
6.000% due 01/15/18	200	231
4.250% due 10/15/20	300	307
4.350% due 08/15/21	375	383
JPMorgan Chase Bank NA Series BKNT 5.875% due 06/13/16	70	77
6.000% due 10/01/17	945	1,082
JPMorgan Chase Capital XIII Series M 1.529% due 09/30/34 (Ê)	480	363
JPMorgan Chase Capital XXI Series U 1.492% due 02/02/37 (Ê)	335	243
JPMorgan Chase Capital XXIII 1.503% due 05/15/47 (Ê)	545	404
Kraft Foods, Inc. 6.125% due 02/01/18	200	240
6.125% due 08/23/18	125	151
6.500% due 02/09/40	175	215
L-3 Communications Corp. Series B 6.375% due 10/15/15	100	102
Lehman Brothers Holdings, Inc. 6.200% due 09/26/14 (Æ)(Ø)	200	60
Liberty Property, LP 4.750% due 10/01/20	275	282
Life Technologies Corp. 5.000% due 01/15/21	475	514
Manufacturers & Traders Trust Co. 5.585% due 12/28/20	84	81
Merrill Lynch & Co., Inc. 6.050% due 05/16/16 (Ñ)	300	316
6.400% due 08/28/17	325	354
6.875% due 04/25/18	500	556
MetLife, Inc. 4.750% due 02/08/21	350	384
6.400% due 12/15/36	100	98
Metropolitan Life Global Funding I 5.125% due 06/10/14 (Þ)	200	217
Mirant Mid Atlantic Pass Through Trust B Series B 9.125% due 06/30/17	362	369
Morgan Stanley 1.015% due 10/18/16 (Ê)	435	374
5.550% due 04/27/17	425	435
6.250% due 08/28/17	600	632
5.950% due 12/28/17	125	129
6.625% due 04/01/18	450	474
5.625% due 09/23/19	275	272
Series GMTN 3.006% due 05/14/13 (Ê)	200	202
5.450% due 01/09/17	225	230
National City Bank Series BKNT 0.845% due 06/07/17 (Ê)	700	638

	Principal Amount ($) or Shares	Market Value $
Nationwide Financial Services, Inc. 5.375% due 03/25/21 (Þ)	375	383
NBCUniversal Media LLC 4.375% due 04/01/21	525	562
NCUA Guaranteed Notes Series A4 3.000% due 06/12/19	300	319
Nevada Power Co. Series L 5.875% due 01/15/15	100	112
Newfield Exploration Co. 7.125% due 05/15/18	150	158
5.750% due 01/30/22	50	52
News America, Inc. 8.250% due 10/17/96	20	23
Series WI 6.150% due 02/15/41 (Ñ)	300	344
Nextel Communications, Inc. Series C 5.950% due 03/15/14 (Ñ)	205	205
Series E 6.875% due 10/31/13	260	260
Nielsen Finance LLC / Nielsen Finance Co. 11.500% due 05/01/16	312	360
Nisource Finance Corp. 6.400% due 03/15/18	145	170
6.125% due 03/01/22	335	389
NRG Energy, Inc. 7.625% due 01/15/18	160	160
8.500% due 06/15/19 (Ñ)	155	156
7.875% due 05/15/21	125	120
Oncor Electric Delivery Co. LLC 6.800% due 09/01/18	550	665
Panhandle Eastern Pipeline Co., LP 8.125% due 06/01/19	450	548
Phillips 66 4.300% due 04/01/22 (Þ)	225	229
Plains Exploration & Production Co. 7.625% due 06/01/18	350	372
Plastipak Holdings, Inc. 8.500% due 12/15/15 (Þ)	100	103
PNC Bank NA Series BKNT 6.875% due 04/01/18	175	208
Progress Energy, Inc. 5.625% due 01/15/16	40	46
7.050% due 03/15/19	200	247
ProLogis, LP 1.875% due 11/15/37	150	150
Prudential Financial, Inc. 3.875% due 01/14/15	375	395
4.500% due 11/15/20	100	106
Prudential Holdings LLC 8.695% due 12/18/23 (Þ)	550	684
Public Service Co. of New Mexico 7.950% due 05/15/18	260	316

26	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Puget Sound Energy, Inc. Series A 6.974% due 06/01/67 (Ñ)	125	128
PulteGroup, Inc. 5.250% due 01/15/14	1,000	1,030
Qwest Communications International, Inc. 8.000% due 10/01/15	365	390
Qwest Corp. 7.625% due 06/15/15	100	116
8.375% due 05/01/16	175	209
Range Resources Corp. 7.500% due 10/01/17	50	53
7.250% due 05/01/18	100	106
Reinsurance Group of America, Inc. 6.750% due 12/15/65 (Ñ)	75	69
Rensselaer Polytechnic Institute 5.600% due 09/01/20	325	364
RSC Equipment Rental, Inc./RSC Holdings III LLC 10.000% due 07/15/17 (Þ)	325	377
Sabine Pass LNG, LP 7.250% due 11/30/13	780	823
7.500% due 11/30/16	65	70
Series 144a 7.500% due 11/30/16 (Þ)	380	392
SABMiller Holdings, Inc. 2.450% due 01/15/17 (Þ)	300	304
3.750% due 01/15/22 (Þ)	500	509
Santander Holdings USA, Inc. 4.625% due 04/19/16	130	132
Simon Property Group, LP 6.100% due 05/01/16	130	150
5.650% due 02/01/20	275	315
SLM Corp. 6.250% due 01/25/16	1,800	1,872
Southern Union Co. 3.564% due 11/01/66 (Ê)	1,380	1,210
Springleaf Finance Corp. 6.900% due 12/15/17 (Ñ)	300	234
State Street Capital Trust III 5.464% due 01/29/49 (Ê)(ƒ)	200	201
Steel Dynamics, Inc. 7.750% due 04/15/16	275	285
SunTrust Banks, Inc. 3.600% due 04/15/16	200	207
Tenet Healthcare Corp. 10.000% due 05/01/18	400	458
Tennessee Gas Pipeline Co. 8.000% due 02/01/16	200	232
7.500% due 04/01/17	75	89
8.375% due 06/15/32	100	122
Time Warner, Inc. 5.875% due 11/15/16	400	469
Transatlantic Holdings, Inc. 8.000% due 11/30/39	150	167
UAL 2009-1 Pass Through Trust Series 09-1 10.400% due 11/01/16	77	88

	Principal Amount ($) or Shares	Market Value $
Union Electric Co. 6.400% due 06/15/17	205	246
Union Pacific Corp. 4.163% due 07/15/22	349	377
UnitedHealth Group, Inc. 6.000% due 06/15/17	3	4
Verizon Communications, Inc. 3.500% due 11/01/21	300	307
Wachovia Corp. 5.625% due 10/15/16	100	111
5.750% due 02/01/18	200	233
WEA Finance LLC / WT Finance Aust Pty, Ltd. 7.500% due 06/02/14 (Þ)	205	226
6.750% due 09/02/19 (Þ)	95	110
Wells Fargo & Co. Series K 7.980% due 03/29/49 (ƒ)	3,300	3,593
Williams Cos., Inc. (The) 7.875% due 09/01/21	161	201
8.750% due 03/15/32	108	142
Xylem, Inc. 3.550% due 09/20/16 (Þ)	250	258
ZFS Finance USA Trust II 6.450% due 12/15/65 (Þ)	300	297

		91,612

International Debt - 8.6%
Abbey National Treasury Services PLC 1.553% due 04/25/13 (ž)	300	296
1.602% due 06/10/13 (ž)	2,000	1,974
3.875% due 11/10/14 (Þ)	870	876
4.000% due 04/27/16	275	273
Achmea Hypotheekbank NV 3.200% due 11/03/14 (Þ)	548	573
AK Transneft OJSC Via TransCapitalInvest, Ltd. 8.700% due 08/07/18 (Þ)	100	123
ANZ National International, Ltd. 6.200% due 07/19/13 (Þ)	600	630
ARES CLO, Ltd. Series 2005-10A Class A3 0.714% due 09/18/17 (Å)(Ê)	197	193
AstraZeneca PLC 5.900% due 09/15/17	100	120
Australia & New Zealand Banking Group, Ltd. 1.373% due 05/08/13 (Å)(Ê)	300	300
Avalon Capital, Ltd. 3 Series 2005-1A Class A1 0.762% due 02/24/19 (Ê)(Þ)	715	699
AWAS Aviation Capital, Ltd. 7.000% due 10/17/16 (Þ)	330	344
Banco Santander Brazil SA 2.574% due 03/18/14 (Ê)(Þ)	200	196
Bank of Montreal 2.850% due 06/09/15 (Ñ)(Þ)	100	105
1.950% due 01/30/17 (Þ)	350	354

Core Bond Fund	27

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Bank of New York Mellon SA Institucion de Banca Multiple 9.625% due 05/02/21 (Þ)	198	189
Bank of Nova Scotia 1.050% due 03/20/15 (Þ)	700	699
1.750% due 03/22/17 (Þ)	600	599
Bank of Scotland PLC 5.250% due 02/21/17 (Þ)	300	326
Barclays Bank PLC 6.050% due 12/04/17 (Þ)	200	206
BBVA Bancomer SA 6.500% due 03/10/21 (Þ)	200	209
Black Diamond CLO, Ltd. Series 2007-1A Class AD 0.803% due 04/29/19 (Ê)(Þ)	750	689
BM&FBovespa SA 5.500% due 07/16/20 (Þ)	100	106
BNP Paribas SA 5.186% due 06/29/49 (ƒ)(Þ)	300	260
Series MTN 0.983% due 04/08/13 (Ê)	680	674
Bolivarian Republic of Venezuela 8.250% due 10/13/24	340	271
BP Capital Markets PLC 3.200% due 03/11/16	200	212
4.500% due 10/01/20	350	384
Braskem Finance, Ltd. 5.750% due 04/15/21 (Þ)	300	314
BRFkredit A/S 2.050% due 04/15/13 (Þ)	1,400	1,418
Caisse Centrale Desjardins du Quebec 1.600% due 03/06/17 (Þ)	400	396
Chatham Light CLO, Ltd. Series 2005-2A Class A1 0.787% due 08/03/19 (Å)(Ê)	416	408
Colombia Government International Bond 4.375% due 07/12/21	550	598
Corp. Nacional del Cobre de Chile 7.500% due 01/15/19 (Þ)	200	250
Covidien International Finance SA 4.200% due 06/15/20 (Ñ)	175	189
Credit Suisse NY 6.000% due 02/15/18	770	834
CSN Islands XI Corp. 6.875% due 09/21/19 (Þ)	200	227
Dexia Credit Local SA 1.033% due 04/29/14 (Ê)(Þ)	500	466
Dolphin Energy, Ltd. 5.888% due 06/15/19 (Þ)	110	119
5.500% due 12/15/21 (Þ)	280	295
Electricite De France 5.500% due 01/26/14 (Ñ)(Þ)	200	215
6.500% due 01/26/19 (Þ)	200	234
6.950% due 01/26/39 (Ñ)(Þ)	200	237
Endurance Specialty Holdings, Ltd. 6.150% due 10/15/15	100	107
Enel Finance International NV 6.250% due 09/15/17 (Þ)	300	319

	Principal Amount ($) or Shares	Market Value $
Export-Import Bank of Korea 5.875% due 01/14/15	700	763
Federal Home Loan Mortgage Corp. 4.375% due 01/15/14	300	418
Gazprom OAO Via Gaz Capital SA Series REGS 9.250% due 04/23/19	110	136
Gazprom OAO Via Gazprom International SA Series REGS 7.201% due 02/01/20	39	43
Gazprom OAO Via White Nights Finance BV Series REGS 10.500% due 03/08/14	200	227
10.500% due 03/25/14	200	228
HBOS PLC Series GMTN 6.750% due 05/21/18 (Þ)	825	774
HSBC Bank PLC 3.100% due 05/24/16 (Þ)	800	815
HSBC Bank USA Series CLN Zero coupon due 08/15/40	590	769
HSBC Finance Corp. 1.583% due 04/05/13 (Ê)	300	397
HSBC Holdings PLC 6.500% due 05/02/36	100	111
6.500% due 09/15/37	100	112
Indian Oil Corp., Ltd. 4.750% due 01/22/15	400	408
ING Bank NV 1.875% due 06/09/14 (Ê)(Þ)	300	297
2.375% due 06/09/14 (Þ)	375	372
Intelsat Jackson Holdings SA 9.500% due 06/15/16	580	606
Intesa Sanpaolo SpA 2.892% due 02/24/14 (Ê)(Ñ)(Þ)	200	195
Israel Government AID Bond 5.500% due 09/18/23	300	376
5.500% due 09/18/33	400	497
Jasper CLO, Ltd. Series 2005-1A Class A 0.817% due 08/01/17 (Ê)(Þ)	1,871	1,756
Korea Electric Power Corp. 5.125% due 04/23/34 (Þ)	60	62
Majapahit Holding BV Series REGS 7.750% due 10/17/16	100	116
Mexico Government International Bond 6.050% due 01/11/40	260	314
Mitsui Sumitomo Insurance Co., Ltd. 7.000% due 03/15/72 (Þ)	150	151
Mizuho Corporate Bank, Ltd. 2.550% due 03/17/17 (Þ)	325	325
Monument Park CDO, Ltd. Series 2004-1A Class A1 1.111% due 01/20/16 (Ê)(Þ)	258	255

28	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Morgan Stanley Series GMTN 1.651% due 01/16/17 (Ê)	200	230
MUFG Capital Finance 1, Ltd. 6.346% due 07/29/49 (ƒ)(Ñ)	200	211
National Australia Bank, Ltd. 5.350% due 06/12/13 (Þ)	800	841
Newcrest Finance Pty, Ltd. 4.450% due 11/15/21 (Þ)	300	303
Nexen, Inc. 7.500% due 07/30/39	150	184
Noble Group, Ltd. 6.750% due 01/29/20 (Þ)	100	99
North American Development Bank 4.375% due 02/11/20	400	438
PE Paper Escrow GmbH 12.000% due 08/01/14 (Þ)	200	217
Pernod-Ricard SA 2.950% due 01/15/17 (Ñ)(Þ)	400	404
Petrobras International Finance Co. - Pifco 3.875% due 01/27/16	400	421
7.875% due 03/15/19	800	987
5.750% due 01/20/20	30	33
5.375% due 01/27/21	420	452
Petroleos de Venezuela SA Series REGS 8.500% due 11/02/17	160	142
Petroleos Mexicanos 8.000% due 05/03/19	320	405
PPL WEM Holdings PLC 5.375% due 05/01/21 (Þ)	230	248
Province of Quebec Canada 3.500% due 07/29/20	200	215
PTTEP Canada International Finance, Ltd. 5.692% due 04/05/21 (Þ)	210	224
QBE Capital Funding III, Ltd. 7.250% due 05/24/41 (Þ)	250	236
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.838% due 09/30/27 (Þ)	250	269
Series REGS 6.750% due 09/30/19	300	353
Republic of Indonesia 8.500% due 10/12/35	240	356
Republic of Venezuela 7.750% due 10/13/19	240	202
Resona Bank, Ltd. 5.850% due 09/29/49 (ƒ)(Ñ)(Þ)	100	104
Royal Bank of Scotland Group PLC 6.990% due 10/29/49 (ƒ)(Þ)	300	245
Series 1 9.118% due 03/31/49 (ƒ)	300	271
Royal Bank of Scotland PLC (The) 3.250% due 01/11/14	500	507
4.875% due 08/25/14 (Þ)	1,000	1,039
5.625% due 08/24/20	200	206
Russian Federation 4.500% due 04/04/22 (Þ)	200	199

	Principal Amount ($) or Shares	Market Value $
RZD Capital, Ltd. 5.739% due 04/03/17	500	529
Santander US Debt SA Unipersonal 2.991% due 10/07/13 (Þ)	400	398
Silverstone Master Issuer PLC Series 2012-1A Class 2A1 1.892% due 01/21/55 (Ê)(Þ)	600	603
SLM Corp. 1.206% due 06/17/13 (Ê)	150	193
Sparebank 1 Boligkreditt AS 2.300% due 06/30/17 (Þ)	700	698
Teck Resources, Ltd. 10.750% due 05/15/19	100	124
TNK-BP Finance SA Series REGS 7.500% due 07/18/16	120	135
Toronto-Dominion Bank (The) 1.500% due 03/13/17 (Þ)	500	495
TransCanada PipeLines, Ltd. 6.350% due 05/15/67	225	233
Transocean, Inc. 6.000% due 03/15/18	100	111
6.500% due 11/15/20	825	922
Turkiye Garanti Bankasi AS 3.061% due 04/20/16 (Ê)(Þ)	200	186
UBS AG 2.250% due 03/30/17 (Þ)	500	499
5.850% due 12/31/17 (Å)	270	79
Series BKNT 5.875% due 12/20/17	400	443
5.750% due 04/25/18	100	109
Vale Overseas, Ltd. 5.625% due 09/15/19 (Ñ)	400	447
Venezuela Government International Bond 9.000% due 05/07/23	190	162
7.650% due 04/21/25	140	106
9.250% due 05/07/28	110	91
Series REGS 12.750% due 08/23/22	200	210
11.750% due 10/21/26	50	49
11.950% due 08/05/31	40	39
Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC 7.748% due 02/02/21 (Þ)	200	198
Series REGS 9.125% due 04/30/18	130	142
Virgin Media Finance PLC Series 1 9.500% due 08/15/16	94	106
Vivendi SA 5.750% due 04/04/13 (Þ)	400	415
Weatherford International, Ltd. 9.625% due 03/01/19	250	331
Westchester CLO, Ltd. Zero coupon due 08/01/22 (Å)	1,239	1,140
Westpac Banking Corp. 3.585% due 08/14/14 (Þ)	700	740

Core Bond Fund	29

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

WG Horizons CLO Series 2006-1A Class A1 0.751% due 05/24/19 (Ê)(Þ)	800	759
WPP Finance UK 8.000% due 09/15/14	250	287

		50,049

Loan Agreements - 0.4%
Caesars Entertainment Operating Co., Inc. Extended Term Loan B6 5.492% due 01/28/18 (Ê)	800	723
Chrysler Group LLC Term Loan B 6.000% due 05/24/17 (Ê)	999	1,014
HCA, Inc. Extended Term Loan B3 3.491% due 05/01/18	507	496

		2,233

Mortgage-Backed Securities - 37.4%
ABN Amro Mortgage Corp. Series 2003-13 Class A3 5.500% due 01/25/34	1,161	1,174
Adjustable Rate Mortgage Trust Series 2004-5 Class 2A1 2.723% due 04/25/35 (Ê)	46	44
Series 2007-1 Class 1A1 2.976% due 03/25/37 (Ê)	951	555
American Home Mortgage Assets LLC Series 2007-4 Class A2 0.432% due 08/25/37 (Ê)	632	476
American Home Mortgage Investment Trust Series 2004-4 Class 4A 2.241% due 02/25/45 (Ê)	63	51
Banc of America Funding Corp. Series 2006-3 Class 5A8 5.500% due 03/25/36	475	446
Series 2006-A Class 4A1 5.430% due 02/20/36 (Ê)	290	230
Series 2006-G Class 2A3 0.412% due 07/20/36 (Ê)	735	716
Series 2006-I Class 5A1 5.960% due 10/20/46 (Ê)	1,108	917
Series 2007-4 Class 3A1 0.612% due 06/25/37 (Ê)	1,183	653
Banc of America Large Loan, Inc. Series 2010-HLTN Class HLTN 1.992% due 11/15/15 (Ê)(Þ)	95	88
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2002-PB2 Class A4 6.186% due 06/11/35	9	9
Series 2005-2 Class A4 4.783% due 07/10/43	16	16
Series 2005-2 Class A5 4.857% due 07/10/43	745	814
Series 2006-1 Class A4 5.372% due 09/10/45	280	312

	Principal Amount ($) or Shares	Market Value $
Series 2006-2 Class A4 5.731% due 05/10/45	200	227
Banc of America Mortgage Securities, Inc. Series 2004-1 Class 5A1 6.500% due 09/25/33	4	4
Series 2004-11 Class 2A1 5.750% due 01/25/35	158	162
Series 2005-H Class 2A5 2.755% due 09/25/35 (Ê)	220	164
Series 2006-B Class 1A1 2.298% due 10/20/46 (Ê)	61	29
BCAP LLC Trust Series 2011-RR4 Class 7A2 11.275% due 04/26/37 (Þ)	564	152
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-1 Class 6A1 2.626% due 04/25/33 (Ê)	21	20
Series 2003-8 Class 4A1 2.851% due 01/25/34 (Ê)	65	66
Series 2004-9 Class 22A1 3.207% due 11/25/34 (Ê)	41	40
Series 2005-2 Class A1 2.570% due 03/25/35 (Ê)	625	606
Series 2007-3 Class 1A1 4.498% due 05/25/47 (Ê)	242	163
Bear Stearns Alt-A Trust Series 2005-4 Class 23A1 2.685% due 05/25/35 (Ê)	152	120
Series 2005-7 Class 22A1 2.844% due 09/25/35 (Ê)	360	239
Series 2005-10 Class 24A1 2.536% due 01/25/36 (Ê)	349	178
Series 2006-1 Class 21A2 2.773% due 02/25/36 (Ê)	430	193
Bear Stearns Commercial Mortgage Securities Series 2002-PBW1 Class A2 4.720% due 11/11/35	474	477
Series 2005-T20 Class A4A 5.145% due 10/12/42	890	990
Series 2006-PW14 Class A4 5.201% due 12/11/38	1,600	1,799
Series 2006-T22 Class A4 5.541% due 04/12/38	505	568
Series 2007-PW16 Class A4 5.718% due 06/11/40	680	775
BNPP Mortgage Securities LLC Series 2009-1 Class A1 6.000% due 08/27/37 (Å)	864	910
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4 5.696% due 12/10/49	330	376
Citigroup Mortgage Loan Trust, Inc. Series 2005-11 Class A2A 2.580% due 10/25/35 (Ê)	42	37
Series 2006-AR7 Class 1A4A 5.252% due 11/25/36 (Ê)	518	359

30	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-10 Class 2A3A 5.948% due 09/25/37 (Ê)	441	292
Series 2007-10 Class 2A4A 6.118% due 09/25/37 (Ê)	276	198
Series 2007-AR8 Class 2A1A 5.142% due 07/25/37 (Ê)	628	408
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 5.225% due 07/15/44	340	378
Commercial Mortgage Pass Through Certificates Series 2006-C8 Class A4 5.306% due 12/10/46	200	224
Series 2007-C9 Class A4 5.813% due 12/10/49	165	189
Series 2012-LC4 Class AM 4.063% due 12/10/44	150	153
Series 2012-LC4 Class B 4.934% due 12/10/44	125	128
Series 2012-LC4 Class C 5.825% due 12/10/44	100	101
Countrywide Alternative Loan Trust Series 2005-81 Class A1 0.522% due 02/25/37 (Ê)	288	157
Series 2005-48T1 Class A6 5.500% due 11/25/35	897	665
Series 2006-36T2 Class 1A9 1.142% due 12/25/36 (Ê)	245	129
Series 2006-45T1 Class 2A2 6.000% due 02/25/37	960	638
Series 2006-OA16 Class A2 0.432% due 10/25/46 (Ê)	1,408	842
Series 2006-OA19 Class A1 0.422% due 02/20/47 (Ê)	628	310
Series 2007-15CB Class A5 5.750% due 07/25/37	596	429
Series 2007-OA11 Class A1A 1.562% due 11/25/47 (Ê)	845	465
Countrywide Home Loan Mortgage Pass Through Trust Series 2003-52 Class A1 2.668% due 02/19/34 (Ê)	97	87
Series 2004-22 Class A3 2.751% due 11/25/34 (Ê)	132	109
Series 2004-HYB9 Class 1A1 2.776% due 02/20/35 (Ê)	218	179
Series 2005-1 Class 2A1 0.532% due 03/25/35 (Ê)	1,282	733
Series 2005-3 Class 1A2 0.532% due 04/25/35 (Ê)	21	14
Series 2005-HYB9 Class 3A2A 2.595% due 02/20/36 (Ê)	42	31
Series 2007-2 Class A2 6.000% due 03/25/37	2,077	1,705
Series 2007-4 Class 1A10 6.000% due 05/25/37	1,907	1,528

	Principal Amount ($) or Shares	Market Value $
Series 2007-HY5 Class 1A1 5.560% due 09/25/47 (Ê)	1,442	958
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-9 Class 2A1 5.500% due 10/25/35	295	263
Credit Suisse Mortgage Capital Certificates Series 2006-8 Class 4A1 6.500% due 10/25/21	330	279
Series 2006-C2 Class A3 5.663% due 03/15/39	100	110
Series 2007-2 Class 3A4 5.500% due 03/25/37	994	900
DBRR Trust Series 2011-LC2 Class A4A 4.537% due 07/12/44 (Þ)	340	376
DBUBS Mortgage Trust Series 2011-LC2A Class A2 3.386% due 07/10/44 (Þ)	900	947
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-AR1 Class 2A3 2.027% due 08/25/35 (Ê)	465	268
Series 2007-AR3 Class 2A4 0.592% due 06/25/37 (Ê)	492	116
Series 2007-OA1 Class A1 0.392% due 02/25/47 (Ê)	1,969	981
Series 2007-OA2 Class A1 0.929% due 04/25/47 (Ê)	1,115	723
Fannie Mae 2.624% due 2017 (Ê)	22	23
6.000% due 2017	19	20
3.740% due 2018	890	964
3.840% due 2018	210	228
4.500% due 2018	82	90
4.506% due 2019	700	779
3.416% due 2020	197	209
3.583% due 2020	591	632
3.632% due 2020	197	211
3.665% due 2020	808	866
3.762% due 2020	1,572	1,692
4.251% due 2020	778	859
5.500% due 2020	75	82
4.301% due 2021	494	548
5.500% due 2021	112	122
5.500% due 2022	157	172
5.500% due 2023	148	163
4.000% due 2024	229	243
3.500% due 2025	94	99
4.000% due 2025	1,429	1,517
4.500% due 2025	1,025	1,118
3.500% due 2026	3,832	4,074
6.000% due 2026	298	329
6.000% due 2027	171	189
6.000% due 2028	13	14
6.000% due 2032	179	200
5.000% due 2033	63	68

Core Bond Fund	31

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.500% due 2033	13	15
6.000% due 2033	9	10
5.000% due 2034	1,118	1,212
5.500% due 2034	484	532
4.500% due 2035	61	64
5.000% due 2035	946	1,023
5.500% due 2035	5	5
3.599% due 2036 (Ê)	223	227
5.000% due 2036	329	356
5.500% due 2037	2,030	2,225
6.000% due 2037	94	105
5.500% due 2038	3,489	3,833
6.000% due 2038	620	687
4.500% due 2039	235	255
4.000% due 2040	2,352	2,480
4.500% due 2040	606	645
5.500% due 2040	324	355
4.000% due 2041	3,263	3,438
4.500% due 2041	4,048	4,320
5.000% due 2041	2,574	2,786
15 Year TBA(Ï) 3.000%	10,605	10,961
30 Year TBA(Ï) 3.500%	10,900	11,179
4.000%	23,000	24,103
4.500%	17,000	18,085
Series 2003-343 Class 6 Interest Only STRIP 5.000% due 10/01/33	111	18
Series 2003-345 Class 18 Interest Only STRIP 4.500% due 12/01/18	218	15
Series 2003-345 Class 19 Interest Only STRIP 4.500% due 01/01/19	240	16
Series 2005-365 Class 12 Interest Only STRIP 5.500% due 12/01/35	428	65
Series 2006-369 Class 8 Interest Only STRIP 5.500% due 04/01/36	76	13
Fannie Mae REMICS Series 1999-56 Class Z 7.000% due 12/18/29	50	58
Series 2003-32 Class FH 0.642% due 11/25/22 (Ê)	65	65
Series 2003-35 Class FY 0.642% due 05/25/18 (Ê)	129	130
Interest Only STRIP Series 2006-27 Class SH 6.458% due 04/25/36 (Ê)	2,346	371
Series 2007-30 Class AF 0.552% due 04/25/37 (Ê)	83	82
Interest Only STRIP Series 2010-95 Class S 6.358% due 09/25/40 (Ê)	2,449	464
Interest Only STRIP Series 2010-112 Class PI 6.000% due 10/25/40	2,628	439

	Principal Amount ($) or Shares	Market Value $
Fannie Mae Whole Loan Series 2003-W1 Class 1A1 6.265% due 12/25/42	26	29
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series 2011-K703 Class A2 2.699% due 05/25/18	500	517
Series 2012-K705 Class A2 2.303% due 09/25/18	500	505
Series 2012-K706 Class A2 2.323% due 10/25/18	1,300	1,313
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2005-63 Class 1A1 1.394% due 02/25/45 (Ê)	20	19
First Horizon Asset Securities, Inc. Series 2005-AR4 Class 2A1 2.623% due 10/25/35 (Ê)	899	676
Freddie Mac 6.000% due 2016	7	8
5.000% due 2018	110	118
5.000% due 2019	214	231
5.000% due 2020	205	222
3.500% due 2025	1,312	1,384
2.606% due 2030 (Ê)	1	1
5.000% due 2035	698	753
5.129% due 2037 (Ê)	169	180
5.500% due 2037	763	825
6.000% due 2037	201	224
5.500% due 2038	3,058	3,391
6.000% due 2038	1,111	1,240
4.500% due 2039	2,428	2,645
6.000% due 2039	75	84
5.500% due 2040	623	678
4.000% due 2041	8,001	8,476
4.500% due 2041	6,289	6,848
30 Year TBA(Ï) 3.500%	1,770	1,813
Freddie Mac REMICS Series 2000-2266 Class F 0.692% due 11/15/30 (Ê)	8	8
Series 2005-3019 Class IM 5.500% due 01/15/31	3	—
Interest Only STRIP
Series 2007-3335 Class BF 0.392% due 07/15/19 (Ê)	90	90
Series 2007-3335 Class FT 0.392% due 08/15/19 (Ê)	201	200
FREMF Mortgage Trust Series 2012-K17 Class B 4.498% due 12/25/44 (Þ)	125	120
GE Capital Commercial Mortgage Corp. Series 2002-2A Class A3 5.349% due 08/11/36	435	438
Ginnie Mae I 3.950% due 2025	91	97

32	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

4.500% due 2039	1,658	1,809
30 Year TBA(Ï)
Ginnie Mae II 2.375% due 2026 (Ê)	103	107
1.625% due 2027 (Ê)	7	7
1.750% due 2032 (Ê)	37	38
Government National Mortgage Association Series 2000-29 Class F 0.742% due 09/20/30 (Ê)	11	11
Series 2007-26 Class SD 6.558% due 05/16/37 (Ê)	2,230	336
Interest Only STRIP Series 2010-116 Class MP 3.500% due 09/16/40	1,848	1,960
Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class A4 4.948% due 01/11/35	507	513
Series 2004-GG1 Class A7 5.317% due 06/10/36	880	938
Series 2006-GG7 Class A4 5.883% due 07/10/38	1,105	1,252
Series 2007-GG9 Class A4 5.444% due 03/10/39	315	347
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4 5.553% due 04/10/38	320	355
Series 2011-GC5 Class A4 3.707% due 08/10/44	1,165	1,211
GSR Mortgage Loan Trust Series 2005-AR7 Class 6A1 5.133% due 11/25/35 (Ê)	120	115
Series 2006-2F Class 3A3 6.000% due 02/25/36	875	684
Series 2006-3F Class 2A3 5.750% due 03/25/36	258	225
Series 2006-8F Class 4A17 6.000% due 09/25/36	429	365
Series 2007-AR2 Class 2A1 2.732% due 05/25/47 (Ê)	821	581
Harborview Mortgage Loan Trust Series 2005-3 Class 2A1A 0.482% due 06/19/35 (Ê)	1,253	844
Series 2005-4 Class 3A1 2.799% due 07/19/35 (Ê)	109	79
Indymac Index Mortgage Loan Trust Series 2005-AR31 Class 1A1 2.430% due 01/25/36 (Ê)	519	320
Series 2006-AR35 Class 2A1A 0.412% due 01/25/37 (Ê)	447	241
Series 2006-AR41 Class A3 0.422% due 02/25/37 (Ê)	1,190	580
Series 2007-AR5 Class 1A1 3.733% due 05/25/37 (Ê)	499	213
JPMorgan Alternative Loan Trust Series 2006-A2 Class 3A1 2.625% due 05/25/36 (Ê)	1,284	761

	Principal Amount ($) or Shares	Market Value $
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP5 Class A4 5.205% due 12/15/44	390	435
Series 2006-CB16 Class A4 5.552% due 05/12/45	220	246
Series 2006-LDP7 Class A4 5.871% due 04/15/45	650	739
Series 2006-LDP8 Class A3B 5.447% due 05/15/45	250	261
Series 2006-LDP8 Class A4 5.399% due 05/15/45	290	326
Series 2007-CB18 Class A4 5.440% due 06/12/47	1,200	1,334
Series 2007-LD12 Class A4 5.882% due 02/15/51	100	112
Series 2007-LDPX Class A3 5.420% due 01/15/49	700	776
JPMorgan Mortgage Trust Series 2005-A1 Class 6T1 5.021% due 02/25/35 (Ê)	35	36
Series 2005-A5 Class TA1 5.416% due 08/25/35 (Ê)	319	316
Series 2005-S3 Class 1A2 5.750% due 01/25/36	70	66
Series 2006-A7 Class 2A4R 2.728% due 01/25/37 (Ê)	1,385	975
Series 2007-A1 Class 2A2 2.770% due 07/25/35 (Ê)	321	299
Series 2007-A4 Class 3A1 5.623% due 06/25/37 (Ê)	1,489	1,284
Series 2007-S3 Class 1A8 6.000% due 08/25/37	1,135	893
Lehman Mortgage Trust Series 2005-3 Class 1A3 5.500% due 01/25/36	183	133
Series 2006-8 Class 2A1 0.662% due 12/25/36 (Ê)	531	238
Series 2007-8 Class 3A1 7.250% due 09/25/37	734	389
Lehman XS Trust Series 2007-7N Class 1A2 0.482% due 06/25/47 (Ê)	693	353
Master Adjustable Rate Mortgages Trust Series 2007-HF2 Class A1 0.552% due 09/25/37 (Ê)	750	504
Mastr Alternative Loans Trust Series 2003-4 Class B1 5.787% due 06/25/33	124	108
Series 2004-10 Class 5A6 5.750% due 09/25/34	126	129
Mellon Residential Funding Corp. Series 2000-TBC2 Class A1 0.722% due 06/15/30 (Ê)	86	82
Merrill Lynch Mortgage Investors, Inc. Series 2005-A10 Class A 0.452% due 02/25/36 (Ê)	77	55

Core Bond Fund	33

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-A1 Class 1A1 2.855% due 03/25/36 (Ê)	713	393
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6 Class A4 5.485% due 03/12/51	100	108
MLCC Mortgage Investors, Inc. Series 2005-3 Class 5A 0.492% due 11/25/35 (Ê)	47	38
Morgan Stanley Capital I Series 2005-T19 Class A4A 4.890% due 06/12/47	750	824
Series 2006-HQ9 Class A4 5.731% due 07/12/44	515	584
Series 2006-T23 Class A4 5.813% due 08/12/41	490	560
Series 2007-IQ16 Class A4 5.809% due 12/12/49	805	921
Series 2007-T27 Class A4 5.640% due 06/11/42	720	828
Series 2011-C3 Class A2 3.224% due 07/15/49	195	206
Series 2011-C3 Class A4 4.118% due 07/15/49	115	123
NCUA Guaranteed Notes Series 2010-C1 Class APT 2.650% due 10/29/20	480	497
Series 2010-R1 Class 1A 0.693% due 10/07/20 (Ê)	1,253	1,255
Series 2010-R2 Class 1A 0.613% due 11/06/17 (Ê)	1,141	1,141
Series 2010-R2 Class 2A 0.713% due 11/05/20 (Ê)	736	736
Series 2011-R2 Class 1A 0.643% due 02/06/20 (Ê)	971	971
Prime Mortgage Trust Series 2004-CL1 Class 1A2 0.642% due 02/25/34 (Ê)	14	13
Residential Accredit Loans, Inc. Series 2005-QO5 Class A1 1.159% due 01/25/46 (Ê)	1,537	856
Series 2005-QS13 Class 2A3 5.750% due 09/25/35	268	187
Series 2007-QO4 Class A1 0.442% due 05/25/47 (Ê)	1,198	739
Residential Asset Securitization Trust Series 2003-A15 Class 1A2 0.692% due 02/25/34 (Ê)	100	95
Series 2005-A10 Class A3 5.500% due 09/25/35	227	191
Series 2006-A9CB Class A6 6.000% due 09/25/36	223	123
Residential Funding Mortgage Securities I Series 2005-SA4 Class 2A1 2.991% due 09/25/35 (Ê)	401	320
Series 2006-SA4 Class 2A1 3.707% due 11/25/36 (Ê)	226	162

	Principal Amount ($) or Shares	Market Value $
Sequoia Mortgage Trust Series 2001-5 Class A 0.592% due 10/19/26 (Ê)	29	27
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12 Class 3A2 2.568% due 09/25/34 (Ê)	44	40
Series 2005-23 Class 1A3 2.569% due 01/25/36 (Ê)	228	198
Series 2006-12 Class 2A1 5.235% due 01/25/37 (Ê)	5	3
Structured Asset Mortgage Investments, Inc. Series 2005-AR5 Class A3 0.492% due 07/19/35 (Ê)	126	112
Series 2007-AR6 Class A1 1.682% due 08/25/47 (Ê)	1,122	590
Structured Asset Securities Corp. Series 2003-34A Class 5A4 2.466% due 11/25/33 (Ê)	676	662
Wachovia Bank Commercial Mortgage Trust Series 2005-C16 Class A4 4.847% due 10/15/41	725	784
Series 2005-C20 Class A7 5.118% due 07/15/42	800	885
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-AR7 Class A1A 1.102% due 09/25/46 (Ê)	1,235	522
Series 2006-AR9 Class 2A 1.022% due 11/25/46 (Ê)	1,551	727
Series 2007-HY2 Class 2A3 4.657% due 04/25/37 (Ê)	1,052	623
Series 2007-OA1 Class 2A 0.902% due 12/25/46 (Ê)	527	240
Series 2007-OA5 Class A1A 1.022% due 05/25/47 (Ê)	1,084	611
Washington Mutual Mortgage Pass Through Certificates Series 2005-AR6 Class B3 0.902% due 04/25/45 (Å)(Ê)	182	5
Series 2005-AR13 Class A1A1 0.532% due 10/25/45 (Ê)	24	20
Series 2006-AR2 Class 1A1 2.477% due 03/25/36 (Ê)	405	292
Series 2007-HY3 Class 4B1 2.636% due 03/25/37 (Ê)	40	1
Wells Fargo Mortgage Backed Securities Trust Series 2006-2 Class 2A3 5.500% due 03/25/36	171	172
Series 2006-AR2 Class 2A1 2.632% due 03/25/36	173	150
Series 2006-AR10 Class 4A1 2.618% due 07/25/36 (Ê)	49	35
Series 2006-AR14 Class 1A7 5.672% due 10/25/36 (Ê)	1,700	1,508
Series 2006-AR17 Class A1 2.609% due 10/25/36 (Ê)	886	674
Series 2007-8 Class 1A16 6.000% due 07/25/37	174	162

34	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-AR8 Class A1 6.029% due 11/25/37 (Ê)	296	243
WF-RBS Commercial Mortgage Trust Series 2011-C5 Class A4 3.667% due 11/15/44	545	567

		216,154

Municipal Bonds - 2.0%
American Municipal Power, Inc. Revenue Bonds 6.270% due 02/15/50	250	276
Chicago Transit Authority Revenue Bonds 6.899% due 12/01/40	400	478
City of New York New York General Obligation Unlimited 6.246% due 06/01/35	1,100	1,247
County of Clark Nevada Airport System Revenue Bonds 6.820% due 07/01/45	100	132
Illinois Municipal Electric Agency Revenue Bonds 6.832% due 02/01/35	100	119
Irvine Ranch Water District Revenue Bonds 6.622% due 05/01/40	1,000	1,342
Los Angeles Unified School District General Obligation Unlimited 4.500% due 07/01/22 (µ)	400	438
Metropolitan Government of Nashville & Davidson County Convention Center Auth Revenue Bonds 6.731% due 07/01/43	100	118
New Jersey State Turnpike Authority Revenue Bonds 7.102% due 01/01/41	1,000	1,367
New York City Municipal Water Finance Authority Revenue Bonds 5.375% due 06/15/43	525	586
North Carolina Turnpike Authority Revenue Bonds 6.700% due 01/01/39	100	113
Northern California Power Agency Revenue Bonds 7.311% due 06/01/40	1,000	1,153
Public Power Generation Agency Revenue Bonds 7.242% due 01/01/41	100	115
San Diego County Regional Airport Authority Revenue Bonds 6.628% due 07/01/40	100	108
State of California General Obligation Unlimited 7.500% due 04/01/34	100	127
7.950% due 03/01/36	110	128
5.650% due 04/01/39 (Ê)	100	105
7.550% due 04/01/39	655	850

	Principal Amount ($) or Shares		Market Value $
7.625% due 03/01/40		175	228
7.600% due 11/01/40		325	426
State of Illinois General Obligation Unlimited 5.665% due 03/01/18		750	818
7.350% due 07/01/35		525	615
State of Louisiana Gasoline & Fuels Tax Revenue Bonds 3.000% due 05/01/43 (Ê)		400	404
University of California Revenue Bonds 6.270% due 05/15/31		400	450

			11,743

Non-US Bonds - 0.9%
Canada Housing Trust No. 1 3.750% due 03/15/20 (Þ)	CAD	300	330
3.800% due 06/15/21 (Þ)	CAD	200	221
Federative Republic of Brazil 12.500% due 01/05/22	BRL	300	218
10.250% due 01/10/28	BRL	1,400	917
Mexican Bonos Series M 20 12.500% due 11/30/17	MXN	3,663	374
Province of Ontario Canada 4.200% due 06/02/20	CAD	200	220
4.000% due 06/02/21	CAD	300	324
4.700% due 06/02/37	CAD	400	471
4.600% due 06/02/39	CAD	100	117
Province of Quebec Canada 4.250% due 12/01/21	CAD	300	329
South Africa Government Bond Series R186 10.500% due 12/21/26	ZAR	6,320	972
Series R207 7.250% due 01/15/20	ZAR	520	66
Series R208 6.750% due 03/31/21	ZAR	3,695	448

			5,007

United States Government Agencies - 1.5%
Fannie Mae 4.125% due 04/15/14		200	215
Federal Home Loan Banks 0.500% due 08/28/14		1,970	1,967
Federal Home Loan Mortgage Corp. 0.700% due 11/04/13		1,820	1,820
1.000% due 03/08/17		1,000	986
2.375% due 01/13/22		1,300	1,276
Federal National Mortgage Association 1.250% due 01/30/17		500	501
Freddie Mac 5.250% due 04/18/16		400	468
5.500% due 08/23/17		100	122
4.875% due 06/13/18		600	716
Series 1 0.500% due 10/15/13		300	300
Tennessee Valley Authority 4.625% due 09/15/60		100	109

			8,480

Core Bond Fund	35

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

United States Government Treasuries - 16.0%
United States Treasury Inflation Indexed Bonds 0.625% due 04/15/13 (Æ)	107	110
2.000% due 01/15/14	123	131
1.625% due 01/15/15 (Æ)	712	776
1.875% due 07/15/15 (Æ)	350	390
0.125% due 01/15/22	300	308
2.375% due 01/15/25	1,082	1,376
2.375% due 01/15/27 (Æ)	2,023	2,596
1.750% due 01/15/28 (Æ)	108	129
2.125% due 02/15/41 (Æ)	693	914
United States Treasury Notes 0.625% due 04/30/13	1,200	1,205
0.500% due 05/31/13	1,200	1,203
0.375% due 06/30/13	1,100	1,101
0.250% due 10/31/13	3,100	3,102
0.250% due 11/30/13	2,700	2,697
0.250% due 01/31/14	3,200	3,195
0.625% due 07/15/14	8,000	8,039
0.375% due 11/15/14	3,800	3,791
0.250% due 12/15/14	3,200	3,181
0.250% due 03/31/14	2,000	1,997
0.250% due 01/15/15	600	596
0.250% due 02/15/15	3,800	3,773
0.375% due 03/15/15	2,800	2,789
0.879% due 10/31/16	500	501
0.875% due 11/30/16	1,300	1,295
0.875% due 12/31/16	3,500	3,481
0.875% due 01/31/17	3,095	3,076
1.000% due 03/31/17	17,600	17,564
1.375% due 11/30/18	300	297
1.375% due 12/31/18	1,900	1,880
1.500% due 03/31/19	1,000	992
3.375% due 11/15/19	400	447
2.625% due 08/15/20	1,300	1,371
2.000% due 11/15/21	8,665	8,530
4.750% due 02/15/41	1,100	1,402
4.375% due 05/15/41	1,830	2,200
3.125% due 02/15/42	5,650	5,416
United States Treasury Principal Principal Only STRIP Zero coupon due 02/15/27	1,575	997

		92,848

Total Long-Term Investments (cost $498,445)		509,505

Preferred Stocks - 0.1%
Financial Services - 0.1%
DG Funding Trust (Å)(Æ)	49	367

Total Preferred Stocks (cost $516)		367

	Notional Amount $		Market Value $
Options Purchased - 0.0%
(Number of Contracts)
Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/ USD 2.198%
May 2012 0.00 Call (1)		2,300	45
USD Three Month LIBOR/ USD 2.205%
May 2012 0.00 Call (1)		2,700	52
USD 2.198%/USD Three Month LIBOR
May 2012 0.00 Put (1)		2,300	15
USD 2.205%/USD Three Month LIBOR
May 2012 0.00 Put (1)		2,700	19

Total Options Purchased (cost $175)			131

	Principal Amount ($) or Shares
Short-Term Investments - 18.6%
Adam Aircraft Industries, Inc. Term Loan
15.130% due 05/23/12 (Å)(Ø)(Æ)		49	—
Appalachian Power Co.
Series O
5.650% due 08/15/12		65	66
AT&T, Inc.
4.950% due 01/15/13		200	207
Bank of America Corp.
0.974% due 09/11/12 (Ê)		700	698
Barclays Bank PLC
5.450% due 09/12/12		1,300	1,324
Citigroup, Inc.
5.500% due 08/27/12		200	204
5.625% due 08/27/12		200	203
Comcast Holdings Corp.
10.625% due 07/15/12		125	128
Danske Bank A/S
2.500% due 05/10/12 (Þ)		200	200
Deutsche Bank Financial LLC
0.223% due 04/10/12 (ç)(ž)		1,880	1,880
Escrow GM Corp.
Zero coupon due 12/31/12 (Å)		80	20
Fannie Mae
3.625% due 02/12/13		200	206
FCE Bank PLC
7.125% due 01/15/13	EUR	600	829
Federal Farm Credit Bank
0.140% due 01/28/13		2,600	2,598
Federal Home Loan Banks
0.210% due 01/04/13		2,200	2,200
0.170% due 02/08/13		15,700	15,693

36	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares			Market Value $

0.190% due 02/12/13		3,000		2,999
0.180% due 02/15/13		600		600
0.200% due 03/01/13		1,500		1,500
0.200% due 01/11/13		200		200
0.150% due 02/06/13		4,700		4,697
Series 0001
0.190% due 02/15/13		800		800
Federal Home Loan Mortgage Corp.
0.280% due 10/12/12 (Ê)		2,970		2,971
Federal National Mortgage Association
0.370% due 09/13/12 (Ê)		1,455		1,456
0.272% due 10/18/12 (Ê)		1,485		1,486
FIH Erhvervsbank A/S
2.450% due 08/17/12 (Þ)		500		503
Ford Motor Credit Co. LLC
7.500% due 08/01/12 (Ñ)		1,000		1,015
Fortis Bank Nederland NV
3.000% due 04/17/12		200		267
Freddie Mac
4.500% due 01/15/13		900		930
Frontier Communications Corp.
6.250% due 01/15/13 (Ñ)		325		333
Gazprom OAO Via RBS AG Series REGS 9.625% due 03/01/13		900		959
ING Bank NV
1.524% due 03/15/13 (Ê)(Ñ)(Þ)		600		600
Itau Unibanco SA
1.640% due 05/16/12 (ç)(ž)		500		499
KCP&L Greater Missouri Operations Co.
11.875% due 07/01/12		640		657
MBNA Corp.
6.125% due 03/01/13		200		207
Merrill Lynch & Co., Inc.
6.050% due 08/15/12		100		102
5.450% due 02/05/13		1,000		1,028
Mexico Cetes Series BI Zero coupon due 06/14/12	MXN	5,430		421
Mirant Mid Atlantic Pass Through Trust A Series A 8.625% due 06/30/12		60		61
NGPL PipeCo LLC 6.514% due 12/15/12 (Ñ)(Þ)		200		193
Ohio Power Co. Series C 5.500% due 03/01/13		10		10
Rock-Tenn Co. 5.625% due 03/15/13		25		26
Royal Bank of Scotland PLC (The)
2.625% due 05/11/12 (Þ)		300		301
Russell U.S. Cash Management Fund		49,685,567	(¥)	49,686
Societe Financement de l'Economie Francaise
2.125% due 05/20/12		100		134
Springleaf Finance Corp.
Series MTNI
4.875% due 07/15/12 (Ñ)		100		97

	Principal Amount ($) or Shares		Market Value $
Swedbank AB
2.900% due 01/14/13 (Þ)	800		814
United States Treasury Bills
0.053% due 04/05/12 (ç)(ž)	4,470		4,470
0.550% due 04/26/12 (ç)(ž)	20		20
0.058% due 04/26/12 (ç)(ž)	25		25
0.073% due 04/26/12 (ç)(ž)	15		15
0.140% due 09/20/12 (ž)	100		100
0.144% due 09/27/12 (ž)	300		300
United States Treasury Inflation Indexed Bonds
3.000% due 07/15/12	252		258
UnitedHealth Group, Inc.
4.875% due 02/15/13	200		207
WCI Finance LLC / WEA Finance LLC
5.400% due 10/01/12 (Þ)	75		77

Total Short-Term Investments (cost $107,317)			107,480

Other Securities - 1.0%
Russell Investment Funds Liquidating Trust (X)	557,881	(¥)	568
Russell U.S. Cash Collateral Fund (X)	5,355,866	(¥)	5,356

Total Other Securities (cost $5,914)			5,924

Total Investments - 107.7% (identified cost $612,367)			623,407

Other Assets and Liabilities, Net - (7.7%)			(44,549)

Net Assets - 100.0%			578,858

A portion of the portfolio has been fair valued as of period end.

Core Bond Fund	37

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Eurodollar Futures (CME)	12	USD	2,974	03/14	39
Eurodollar Futures (CME)	35	USD	8,662	06/14	12
Eurodollar Futures (CME)	89	USD	21,992	09/14	(12)
German Euro Bobl Futures	6	EUR	745	06/12	(1)
German Euro Bund Futures	18	EUR	2,493	06/12	45
United States Treasury Bonds	76	USD	10,469	06/12	(82)
United States Treasury 2 Year Note Futures	131	USD	28,839	06/12	16
United States Treasury 5 Year Note Futures	195	USD	23,895	06/12	(70)
United States Treasury 10 Year Note Futures	100	USD	12,948	06/12	(80)
United States Treasury Ultra Long-Term Bond Futures	52	USD	7,850	06/12	(384)

Short Positions
Eurodollar Futures (CME)	89	USD	21,831	09/15	19
Eurodollar Futures (CME)	35	USD	8,569	12/15	(18)
Japan Government 10 Year Bond Futures	3	JPY	426,029	06/12	15
United Kingdom Long Gilt Bond Futures	3	GBP	344	06/12	2
United States Treasury 5 Year Note Futures	3	USD	368	06/12	2

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(497)

See accompanying notes which are an integral part of this quarterly report.

38	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Options Written	Call/Put	Number of Contracts	Strike Price	Notional Amount		Expiration Date	Market Value $

Inflationary Floor Options	Call	1	0.00	USD	810	11/23/20	(2)
Inflationary Floor Options	Put	1	0.00	USD	1,400	03/10/20	(4)
Inflationary Floor Options	Put	1	0.00	USD	1,000	03/12/20	(2)
Inflationary Floor Options	Put	1	0.00	USD	5,500	04/07/20	(9)
Inflationary Floor Options	Put	1	0.00	USD	300	09/29/20	(1)

Swaptions
(Fund Receives/Fund Pays)
USD 1.400%/USD Three Month LIBOR	Call	2	0.00		1,000	03/18/13	(7)
USD 0.920%/USD Three Month LIBOR	Put	2	0.00		4,200	11/14/12	(8)
USD 1.000%/USD Three Month LIBOR	Put	1	0.00		700	08/13/12	(2)
USD 1.000%/USD Three Month LIBOR	Put	1	0.00		2,500	11/19/12	(1)
USD 1.200%/USD Three Month LIBOR	Put	1	0.00		1,800	07/11/13	(7)
USD 1.400%/USD Three Month LIBOR	Put	2	0.00		1,000	03/18/13	(23)
USD 1.550%/USD Three Month LIBOR	Put	5	0.00		10,000	08/13/12	(66)
USD 1.700%/USD Three Month LIBOR	Put	2	0.00		3,300	08/13/12	(15)
USD 1.700%/USD Three Month LIBOR	Put	4	0.00		16,500	08/13/12	(76)
USD 1.750%/USD Three Month LIBOR	Put	1	0.00		2,900	11/19/12	(1)
USD 2.000%/USD Three Month LIBOR	Put	1	0.00		1,000	03/18/13	(11)
USD 2.250%/USD Three Month LIBOR	Put	5	0.00		12,300	09/24/12	(1)
USD 2.250%/USD Three Month LIBOR	Put	1	0.00		2,700	05/28/13	(1)
USD 3.000%/USD Three Month LIBOR	Put	6	0.00		17,100	06/18/12	—
USD 10.000%/USD Three Month LIBOR	Put	2	0.00		10,200	07/10/12	—

Total Liability for Options Written (premiums received $792)							(237)

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund	39

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	133	EUR	100	04/02/12	1
Bank of America	USD	159	GBP	100	04/02/12	1
Bank of America	USD	184	JPY	15,086	06/20/12	(2)
Bank of America	USD	367	JPY	30,477	06/20/12	1
Bank of America	CAD	201	EUR	153	06/20/12	3
Bank of Nova Scotia	USD	262	EUR	200	06/14/12	5
Bank of Nova Scotia	USD	262	EUR	200	06/14/12	5
Barclays Bank PLC	USD	363	EUR	274	04/02/12	1
Barclays Bank PLC	USD	266	EUR	200	04/05/12	1
Barclays Bank PLC	USD	828	EUR	636	04/16/12	20
Barclays Bank PLC	USD	52	EUR	40	06/14/12	1
Barclays Bank PLC	USD	184	EUR	141	06/20/12	4
Barclays Bank PLC	USD	194	EUR	148	06/20/12	3
Barclays Bank PLC	USD	10	MXN	135	06/15/12	—
Barclays Bank PLC	USD	103	ZAR	798	04/10/12	1
Barclays Bank PLC	CAD	2,155	USD	2,176	06/21/12	19
Barclays Bank PLC	EUR	274	USD	363	04/02/12	(2)
Barclays Bank PLC	EUR	995	USD	1,275	04/16/12	(52)
Barclays Bank PLC	EUR	274	USD	363	05/11/12	(1)
Barclays Bank PLC	EUR	143	USD	188	06/20/12	(2)
Barclays Bank PLC	EUR	149	USD	197	06/20/12	(1)
Barclays Bank PLC	JPY	15,152	USD	183	06/20/12	—
Barclays Bank PLC	ZAR	12,027	USD	1,577	04/10/12	10
Citibank	USD	181	AUD	176	06/20/12	—
Citibank	USD	181	AUD	174	06/20/12	(2)
Citibank	USD	184	CAD	183	06/20/12	(1)
Citibank	USD	2,617	EUR	1,977	04/03/12	20
Citibank	USD	252	EUR	189	06/14/12	—
Citibank	USD	124	EUR	94	06/20/12	2
Citibank	USD	189	EUR	143	06/20/12	1
Citibank	USD	160	GBP	100	06/12/12	—
Citibank	USD	317	GBP	200	06/12/12	3
Citibank	USD	184	JPY	15,117	06/20/12	(1)
Citibank	USD	184	JPY	15,241	06/20/12	—
Citibank	AUD	82	CAD	85	06/20/12	1
Citibank	AUD	400	USD	426	04/23/12	13
Citibank	AUD	174	USD	182	06/20/12	3
Citibank	EUR	142	JPY	15,263	06/20/12	(4)
Citibank	EUR	189	USD	252	04/03/12	—
Citibank	EUR	735	USD	941	04/16/12	(40)
Citibank	EUR	1,977	USD	2,617	05/02/12	(20)
Citibank	EUR	100	USD	130	06/20/12	(3)
Citibank	GBP	100	USD	160	04/03/12	—
Citibank	GBP	116	USD	184	06/20/12	(2)
Citibank	JPY	15,367	EUR	141	06/20/12	2
Citibank	JPY	14,948	USD	184	06/20/12	3
Citibank	JPY	15,093	USD	184	06/20/12	2
Citibank	JPY	15,103	USD	183	06/20/12	—
Citibank	NZD	224	EUR	138	06/20/12	2
Citibank	NZD	270	USD	219	06/20/12	(1)
Credit Suisse First Boston	USD	196	EUR	148	06/20/12	2
Credit Suisse First Boston	USD	196	EUR	148	06/20/12	1
Credit Suisse First Boston	CAD	159	EUR	121	06/20/12	2

See accompanying notes which are an integral part of this quarterly report.

40	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Credit Suisse First Boston	CHF	11	USD	12	06/20/12	—
Credit Suisse First Boston	EUR	138	JPY	15,247	06/20/12	—
Credit Suisse First Boston	EUR	138	USD	182	06/20/12	(2)
Credit Suisse First Boston	EUR	140	USD	184	06/20/12	(3)
Credit Suisse First Boston	EUR	148	USD	192	06/20/12	(5)
Credit Suisse First Boston	GBP	116	USD	183	06/20/12	(3)
Credit Suisse First Boston	JPY	15,142	USD	184	06/20/12	1
Deutsche Bank AG	USD	184	CHF	169	06/20/12	3
Deutsche Bank AG	USD	133	EUR	100	06/14/12	1
Deutsche Bank AG	USD	133	EUR	100	06/14/12	1
Deutsche Bank AG	USD	133	EUR	100	06/14/12	1
Deutsche Bank AG	USD	405	EUR	311	06/14/12	9
Deutsche Bank AG	USD	159	GBP	100	06/12/12	1
Deutsche Bank AG	USD	184	GBP	116	06/20/12	1
Deutsche Bank AG	USD	128	NZD	158	06/20/12	1
Deutsche Bank AG	USD	1,004	NZD	1,227	06/20/12	(4)
Deutsche Bank AG	CAD	184	JPY	15,091	06/20/12	(2)
Deutsche Bank AG	EUR	154	JPY	16,544	06/20/12	(5)
Deutsche Bank AG	EUR	100	USD	133	04/03/12	(1)
Deutsche Bank AG	EUR	34	USD	43	04/16/12	(2)
Deutsche Bank AG	EUR	2,346	USD	3,010	04/16/12	(118)
Deutsche Bank AG	GBP	100	USD	159	04/02/12	(1)
Deutsche Bank AG	JPY	8,453	EUR	78	06/20/12	2
Deutsche Bank AG	JPY	8,469	EUR	78	06/20/12	2
Deutsche Bank AG	NZD	227	CHF	166	06/20/12	—
HSBC Bank PLC	USD	2,585	CAD	2,565	06/20/12	(18)
HSBC Bank PLC	USD	133	EUR	100	04/03/12	—
HSBC Bank PLC	USD	1,251	NOK	7,045	06/20/12	(18)
HSBC Bank PLC	CAD	183	USD	184	06/20/12	1
HSBC Bank PLC	EUR	139	NOK	1,066	06/20/12	1
HSBC Bank PLC	EUR	1,977	USD	2,619	04/03/12	(18)
HSBC Bank PLC	EUR	140	USD	184	06/20/12	(3)
HSBC Bank PLC	EUR	148	USD	195	06/20/12	(2)
HSBC Bank PLC	NOK	2,133	EUR	281	06/20/12	1
HSBC Bank PLC	NOK	3,460	USD	600	06/20/12	(6)
JP Morgan Chase Bank	USD	181	AUD	175	06/20/12	(2)
JP Morgan Chase Bank	USD	182	AUD	178	06/20/12	1
JP Morgan Chase Bank	USD	169	CHF	153	06/20/12	1
JP Morgan Chase Bank	USD	264	EUR	200	06/14/12	3
JP Morgan Chase Bank	USD	159	GBP	100	06/12/12	1
JP Morgan Chase Bank	USD	58	GBP	37	06/20/12	1
JP Morgan Chase Bank	USD	184	GBP	117	06/20/12	3
JP Morgan Chase Bank	USD	182	JPY	15,226	06/20/12	2
JP Morgan Chase Bank	USD	183	JPY	15,370	06/20/12	3
JP Morgan Chase Bank	USD	184	JPY	15,001	06/20/12	(3)
JP Morgan Chase Bank	AUD	183	EUR	144	06/20/12	5
JP Morgan Chase Bank	BRL	2,242	USD	1,289	04/03/12	61
JP Morgan Chase Bank	CHF	168	USD	184	06/20/12	(2)
JP Morgan Chase Bank	EUR	138	NOK	1,051	06/20/12	—
JP Morgan Chase Bank	GBP	117	USD	184	06/20/12	(3)
JP Morgan Chase Bank	JPY	30,279	USD	366	06/20/12	—
JP Morgan Chase Bank	NZD	156	USD	128	06/20/12	1
Morgan Stanley & Co., Inc.	USD	1,300	BRL	2,242	04/03/12	(71)

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund	41

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Morgan Stanley & Co., Inc.	USD	115	EUR	89	04/16/12	4
Morgan Stanley & Co., Inc.	USD	265	EUR	200	06/14/12	2
Morgan Stanley & Co., Inc.	USD	346	EUR	264	06/20/12	6
Morgan Stanley & Co., Inc.	BRL	2,242	USD	1,283	06/04/12	72
Morgan Stanley & Co., Inc.	CAD	160	USD	161	06/20/12	1
Morgan Stanley & Co., Inc.	JPY	60,844	USD	736	06/20/12	—
Morgan Stanley & Co., Inc.	SEK	7,472	EUR	837	06/20/12	(9)
Royal Bank of Canada	USD	184	CAD	183	06/20/12	—
Royal Bank of Canada	USD	184	CAD	184	06/20/12	1
Royal Bank of Canada	USD	210	EUR	160	06/20/12	3
Royal Bank of Canada	CAD	180	USD	182	06/20/12	1
Royal Bank of Canada	CAD	181	USD	182	06/20/12	1
Royal Bank of Canada	CAD	183	USD	184	06/20/12	1
Royal Bank of Canada	EUR	138	CAD	184	06/20/12	—
Royal Bank of Canada	EUR	139	GBP	115	06/20/12	(1)
Royal Bank of Canada	EUR	810	USD	1,062	06/20/12	(18)
Royal Bank of Scotland PLC	USD	182	AUD	174	06/20/12	(3)
Royal Bank of Scotland PLC	USD	183	JPY	15,362	06/20/12	3
Royal Bank of Scotland PLC	AUD	175	JPY	15,131	06/20/12	3
Royal Bank of Scotland PLC	CAD	180	AUD	175	06/20/12	—
Royal Bank of Scotland PLC	CAD	182	USD	184	06/20/12	1
Royal Bank of Scotland PLC	EUR	138	JPY	15,317	06/20/12	1
Royal Bank of Scotland PLC	EUR	138	NOK	1,054	06/20/12	—
Royal Bank of Scotland PLC	EUR	138	NOK	1,052	06/20/12	—
Royal Bank of Scotland PLC	EUR	138	NOK	1,057	06/20/12	1
Royal Bank of Scotland PLC	EUR	138	NOK	1,056	06/20/12	1
Royal Bank of Scotland PLC	EUR	276	NOK	2,116	06/20/12	2
Royal Bank of Scotland PLC	EUR	365	SEK	3,252	06/20/12	3
Royal Bank of Scotland PLC	EUR	209	USD	274	06/20/12	(4)
Royal Bank of Scotland PLC	GBP	123	USD	193	06/20/12	(4)
Royal Bank of Scotland PLC	JPY	7,938	USD	95	06/20/12	(1)
State Street Bank & Trust Co.	USD	366	CAD	366	06/20/12	1
State Street Bank & Trust Co.	USD	211	EUR	159	06/20/12	1
State Street Bank & Trust Co.	USD	183	JPY	15,254	06/20/12	1
State Street Bank & Trust Co.	USD	184	JPY	15,362	06/20/12	2
State Street Bank & Trust Co.	USD	294	JPY	24,169	06/20/12	(2)
State Street Bank & Trust Co.	AUD	210	CHF	202	06/20/12	8
State Street Bank & Trust Co.	AUD	182	USD	189	06/20/12	2
State Street Bank & Trust Co.	CHF	332	EUR	276	06/20/12	—
State Street Bank & Trust Co.	CHF	1,002	USD	1,097	06/20/12	(14)
State Street Bank & Trust Co.	EUR	74	USD	96	06/20/12	(2)
State Street Bank & Trust Co.	EUR	100	USD	130	06/20/12	(3)
State Street Bank & Trust Co.	EUR	100	USD	131	06/20/12	(3)
State Street Bank & Trust Co.	GBP	116	USD	184	06/20/12	(2)
State Street Bank & Trust Co.	JPY	15,160	USD	184	06/20/12	1
UBS AG	USD	660	EUR	500	06/14/12	7
UBS AG	USD	180	EUR	137	06/20/12	2
UBS AG	USD	183	JPY	15,228	06/20/12	1
UBS AG	USD	183	JPY	15,362	06/20/12	3
UBS AG	USD	221	SEK	1,513	06/20/12	7
UBS AG	AUD	111	USD	116	06/20/12	2
UBS AG	BRL	1,144	USD	621	04/18/12	(4)
UBS AG	CHF	156	USD	171	06/20/12	(2)

See accompanying notes which are an integral part of this quarterly report.

42	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

UBS AG	EUR	138	NOK	1,055	06/20/12	1
UBS AG	EUR	778	USD	993	04/16/12	(45)
UBS AG	EUR	1,020	USD	1,297	04/16/12	(62)
UBS AG	GBP	691	USD	1,089	06/12/12	(16)
UBS AG	GBP	119	USD	187	06/20/12	(4)
UBS AG	JPY	14,973	AUD	176	06/20/12	—
UBS AG	JPY	15,097	USD	185	06/20/12	3
UBS AG	NZD	179	SEK	993	06/20/12	4
Westpac Banking Corp.	USD	181	AUD	174	06/20/12	(2)
Westpac Banking Corp.	USD	181	AUD	174	06/20/12	(2)
Westpac Banking Corp.	USD	363	AUD	352	06/20/12	(1)
Westpac Banking Corp.	USD	183	JPY	15,195	06/20/12	1
Westpac Banking Corp.	USD	285	NZD	344	06/20/12	(5)
Westpac Banking Corp.	AUD	176	USD	181	06/20/12	—
Westpac Banking Corp.	AUD	176	USD	181	06/20/12	1
Westpac Banking Corp.	AUD	350	USD	364	06/20/12	5
Westpac Banking Corp.	JPY	178,294	USD	2,192	06/20/12	36
Westpac Banking Corp.	NZD	225	USD	183	06/20/12	(1)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(199)

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund	43

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2012 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Barclays Bank PLC	BRL	100	10.830%	Brazil Interbank Overnight Rate	01/02/14	1
Barclays Bank PLC	EUR	4,820	Six Month EURIBOR	1.448%	12/27/14	(31)
Barclays Bank PLC	EUR	5,990	Six Month EURIBOR	1.788%	03/31/16	(14)
Barclays Bank PLC	MXN	700	5.600%	Mexico Interbank 28 Day Deposit Rate	09/06/16	—
Barclays Bank PLC	EUR	5,170	2.430%	Six Month EURIBOR	12/27/19	125
Barclays Bank PLC	EUR	6,440	2.625%	Six Month EURIBOR	03/31/21	57
Barclays Bank PLC	USD	955	Three Month LIBOR	2.911%	02/16/27	(6)
Barclays Bank PLC	EUR	2,020	Six Month EURIBOR	2.868%	12/27/27	(53)
Barclays Bank PLC	EUR	2,520	Six Month EURIBOR	2.993%	03/31/29	(38)
BNP Paribas	BRL	200	12.110%	Brazil Interbank Overnight Rate	01/02/14	6
Citibank	AUD	100	5.000%	Six Month BBSW	06/15/17	3
Citibank	AUD	100	4.250%	Six Month BBSW	06/15/17	(1)
Citibank	EUR	4,260	2.275%	Six Month EURIBOR	02/03/19	15
Citibank	AUD	200	5.250%	Six Month BBSW	06/15/22	7
Citibank	USD	600	Three Month LIBOR	2.750%	06/20/27	3
Citibank	EUR	1,650	Six Month EURIBOR	2.880%	02/03/29	—
Credit Suisse First Boston	BRL	300	12.480%	Brazil Interbank Overnight Rate	01/02/13	7
Credit Suisse First Boston	USD	2,500	Three Month LIBOR	2.750%	06/20/42	169
Deutsche Bank	AUD	100	4.250%	Six Month BBSW	06/15/17	(1)
Deutsche Bank	AUD	100	5.000%	Six Month BBSW	06/15/17	3
Deutsche Bank	USD	3,100	3.298%	Three Month LIBOR	03/22/21	21
Deutsche Bank	USD	1,200	Three Month LIBOR	3.638%	03/22/31	(12)
Deutsche Bank	USD	100	Three Month LIBOR	2.750%	06/20/42	7
Goldman Sachs	BRL	1,200	11.890%	Brazil Interbank Overnight Rate	01/02/13	25
Goldman Sachs	BRL	400	12.650%	Brazil Interbank Overnight Rate	01/02/14	16
Goldman Sachs	USD	3,300	1.500%	Three Month LIBOR	03/18/16	(8)
Goldman Sachs	AUD	1,200	5.000%	Six Month BBSW	06/15/17	31
HSBC	BRL	200	10.450%	Brazil Interbank Overnight Rate	01/02/13	1
HSBC	BRL	1,200	11.890%	Brazil Interbank Overnight Rate	01/02/13	25
HSBC	BRL	100	12.540%	Brazil Interbank Overnight Rate	01/02/14	4
HSBC	BRL	200	10.180%	Brazil Interbank Overnight Rate	01/02/14	1
HSBC	BRL	300	10.530%	Brazil Interbank Overnight Rate	01/02/14	2
HSBC	BRL	800	11.530%	Brazil Interbank Overnight Rate	01/02/14	14
HSBC	MXN	1,300	5.600%	Mexico Interbank 28 Day Deposit Rate	09/06/16	—
JPMorgan	BRL	500	12.170%	Brazil Interbank Overnight Rate	01/02/13	13
JPMorgan	USD	3,600	Three Month LIBOR	2.000%	06/20/19	(30)
JPMorgan	USD	1,100	2.500%	Three Month LIBOR	06/20/22	14
JPMorgan	USD	600	Three Month LIBOR	2.750%	06/20/42	40
Morgan Stanley	BRL	100	12.590%	Brazil Interbank Overnight Rate	01/02/13	3
Morgan Stanley	BRL	700	10.455%	Brazil Interbank Overnight Rate	01/02/13	3
Morgan Stanley	BRL	200	11.670%	Brazil Interbank Overnight Rate	01/02/14	4
Morgan Stanley	BRL	400	12.510%	Brazil Interbank Overnight Rate	01/02/14	15
Morgan Stanley	BRL	800	10.580%	Brazil Interbank Overnight Rate	01/02/14	6
Morgan Stanley	MXN	500	6.350%	Mexico Interbank 28 Day Deposit Rate	06/02/21	—
Morgan Stanley	CAD	1,500	6.200%	Canadian Dealer Offer Rate	12/15/25	116
Morgan Stanley	USD	940	Three Month LIBOR	2.830%	02/18/42	42
Royal Bank of Scotland	AUD	100	5.000%	Six Month BBSW	06/15/17	3
UBS	BRL	100	10.605%	Brazil Interbank Overnight Rate	01/02/13	1
UBS	BRL	300	12.070%	Brazil Interbank Overnight Rate	01/02/13	7
UBS	BRL	100	10.990%	Brazil Interbank Overnight Rate	01/02/14	1
UBS	BRL	200	12.250%	Brazil Interbank Overnight Rate	01/02/14	7
UBS	BRL	200	10.770%	Brazil Interbank Overnight Rate	01/02/14	2
UBS	BRL	300	11.760%	Brazil Interbank Overnight Rate	01/02/14	6

Total Market Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $161						632

See accompanying notes which are an integral part of this quarterly report.

44	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2012 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

GE Capital Corp.	Citibank	0.779%	USD	200	4.000%		12/20/13	11
GE Capital Corp.	Deutsche Bank	0.779%	USD	100	4.900%		12/20/13	7
Pulte Homes, Inc.	JPMorgan	1.760%	USD	1,000	(3.870%	)	03/20/14	(41)

Total Market Value on Open Corporate Issues Premiums Paid (Received) - ($—)								(23)

Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

CMBX AJ Index	Bank of America	USD	205	(0.840%	)	10/12/52	28
CMBX AJ Index	Barclays Bank PLC	USD	360	(0.840%	)	10/12/52	49
CMBX AJ Index	Credit Suisse First Boston	USD	930	(0.840%	)	10/12/52	125
Dow Jones CDX Index	Bank of America	USD	200	5.000%		12/20/15	20
Dow Jones CDX Index	Bank of America	USD	625	(1.000%	)	06/20/14	(7)
Dow Jones CDX Index	Bank of America	USD	2,050	1.000%		06/20/16	15
Dow Jones CDX Index	Barclays Bank PLC	USD	1,200	5.000%		06/20/15	109
Dow Jones CDX Index	Barclays Bank PLC	USD	280	(1.000%	)	06/20/17	22
Dow Jones CDX Index	Credit Suisse Financial Products	USD	49,899	(1.000%	)	06/20/17	(212)
Dow Jones CDX Index	Deutsche Bank	USD	900	5.000%		06/20/15	82
Dow Jones CDX Index	Deutsche Bank	USD	1,450	1.000%		06/20/16	11
Dow Jones CDX Index	Deutsche Bank	USD	2,800	(1.000%	)	06/20/14	(33)
Dow Jones CDX Index	Deutsche Bank	USD	772	0.708%		12/20/12	4
Dow Jones CDX Index	JPMorgan	USD	2,400	1.000%		06/20/16	18
Dow Jones CDX Index	JPMorgan	USD	386	0.553%		12/20/17	8
Dow Jones CDX Index	JPMorgan	USD	3,700	(1.000%	)	06/20/14	(43)
Dow Jones CDX Index	JPMorgan	USD	3,800	(1.000%	)	06/20/14	(44)
Dow Jones CDX Index	Morgan Stanley	USD	800	5.000%		06/20/15	73
Dow Jones CDX Index	Pershing LLC 1st Rebublic P.B. CNS	USD	193	0.548%		12/20/17	4

Total Market Value on Open Credit Indices Premiums Paid (Received) - $595							229

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Brazil Government International Bond	Barclays Bank PLC	0.876%	USD	500	1.000%	06/20/15	3
Brazil Government International Bond	Deutsche Bank	0.876%	USD	1,000	1.000%	06/20/15	6
Brazil Government International Bond	Goldman Sachs	0.876%	USD	500	1.000%	06/20/15	3
Brazil Government International Bond	HSBC	0.924%	USD	100	1.000%	09/20/15	—
Brazil Government International Bond	JPMorgan	0.924%	USD	100	1.000%	09/20/15	—
Brazil Government International Bond	Barclays Bank PLC	0.965%	USD	700	1.000%	12/20/15	2
Brazil Government International Bond	Bank of America	1.000%	USD	500	1.000%	03/20/16	1
Brazil Government International Bond	Credit Suisse Financial Products	1.032%	USD	200	1.000%	06/20/16	—
China Government International Bond	Barclays Bank PLC	0.911%	USD	800	1.000%	06/20/16	4
France Government International Bond	UBS	1.378%	USD	2,100	0.250%	12/20/15	(84)
France Government International Bond	Goldman Sachs	1.463%	USD	400	0.250%	06/20/16	(19)
France Government International Bond	Barclays Bank PLC	1.510%	USD	1,555	0.250%	09/20/16	(83)
France Government International Bond	HSBC	1.526%	USD	100	0.250%	09/20/16	(5)

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund	45

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2012 (Unaudited)

Amounts in thousands

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $
France Government International Bond	Goldman Sachs	1.581%	USD	800	0.250%	12/20/16	(47)
Germany Government International Bond	Citibank	0.651%	USD	100	0.250%	12/20/16	(2)
Germany Government International Bond	Goldman Sachs	0.651%	USD	200	0.250%	12/20/16	(4)
Japan Government International Bond	Bank of America	0.781%	USD	200	1.000%	03/20/16	2
Japan Government International Bond	Bank of America	0.781%	USD	100	1.000%	03/20/16	1
Japan Government International Bond	JPMorgan	0.781%	USD	700	1.000%	03/20/16	7
Japan Government International Bond	Goldman Sachs	0.819%	USD	200	1.000%	06/20/16	2
Mexico Government International Bond	Barclays Bank PLC	0.954%	USD	100	1.000%	03/20/16	—
Mexico Government International Bond	Citibank	0.954%	USD	500	1.000%	03/20/16	2
Mexico Government International Bond	HSBC	0.954%	USD	500	1.000%	03/20/16	2
Mexico Government International Bond	HSBC	1.476%	USD	500	1.000%	03/20/21	(19)
Russia Government International Bond	Citibank	0.447%	USD	500	1.000%	12/20/12	2
Russia Government International Bond	Citibank	1.613%	USD	700	1.000%	03/20/16	(16)
United Kingdom Gilt	Societe Generale	0.269%	USD	300	1.000%	03/20/15	7
United Kingdom Gilt	UBS	0.269%	USD	100	1.000%	03/20/15	2
United Kingdom Gilt	UBS	0.269%	USD	300	1.000%	03/20/15	7
United Kingdom Gilt	Deutsche Bank	0.430%	USD	200	1.000%	03/20/16	4
United Kingdom Gilt	Bank of America	0.466%	USD	200	1.000%	06/20/16	4
United Kingdom Gilt	Citibank	0.466%	USD	200	1.000%	06/20/16	4
United Kingdom Gilt	Morgan Stanley	0.466%	USD	400	1.000%	06/20/16	9
United Kingdom Gilt	UBS	0.466%	USD	400	1.000%	06/20/16	9
United Kingdom Gilt	Citibank	0.556%	USD	900	1.000%	12/20/16	17
United Kingdom Gilt	Goldman Sachs	0.556%	USD	600	1.000%	12/20/16	12

Total Market Value on Open Sovereign Issues Premiums Paid (Received) - ($326)							(167)

Total Market Value on Open Credit Default Swap Contracts Premiums Paid (Received) - $269							39

See accompanying notes which are an integral part of this quarterly report.

46	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Presentation of Portfolio Holdings — March 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Asset-Backed Securities	$—	$31,379	$—	$31,379
Corporate Bonds and Notes	—	88,701	2,911	91,612
International Debt	—	49,280	769	50,049
Loan Agreements	—	2,233	—	2,233
Mortgage-Backed Securities	—	211,899	4,255	216,154
Municipal Bonds	—	11,743	—	11,743
Non-US Bonds	—	5,007	—	5,007
United States Government Agencies	—	8,480	—	8,480
United States Government Treasuries	—	92,848	—	92,848
Preferred Stocks	—	—	367	367
Options Purchased	—	131	—	131
Short-Term Investments	—	107,399	81	107,480
Other Securities	—	5,924	—	5,924

Total Investments	—	615,024	8,383	623,407

Other Financial Instruments
Futures Contracts	(497)	—	—	(497)
Options Written	—	(220)	(17)	(237)
Foreign Currency Exchange Contracts	3	(202)	—	(199)
Interest Rate Swap Contracts	—	471	—	471
Credit Default Swap Contracts	—	(230)	—	(230)

Total Other Financial Instruments*	$(494)	$(181)	$(17)	$(692)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no significant quarter to quarter transfers in and out of levels 1, 2 and 3 during the period ending March 31, 2012.

The significant inputs used in determining the fair values of Level 3 securities were as follows:

Inputs	% of Net Assets
Broker Quote	1.2
Investment Manager Fair Value Recommendation	—	*
Other	0.1
Priced per Underlying Reference Security	0.1
Proxy Price	—	*

*	Less than .05% of net assets.

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ending March 31, 2012 were as follows:

Category and Subcategory	Beginning Balance 1/1/2012	Gross Purchases	Gross Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Transfers into Level 3	Net Transfers out of Level 3	Net change in Unrealized Appreciation/ (Depreciation)	Ending Balance at 3/31/2012	Net change in Unrealized Appreciation/ (Depreciation) on investments held as of 3/31/2012

Long-Term Investments
Corporate Bonds and Notes	$2,995	$221	$361	$(1)	$9	$—	$—	$48	$2,911	$48
International Debt	750	—	—	—	—	—	20	39	769	39
Mortgage-Backed Securities	4,431	—	175	—	—	—	—	(1)	4,255	(1)
Preferred Stocks	368	—	—	—	—	—	—	(1)	367	(1)
Short-Term Investments	61	—	—	—	—	20	—	—	81	—

Total Investments	8,605	221	536	(1)	9	20	20	85	8,383	85

Other Financial Instruments
Options Written	(37)	—	—	—	—	—	—	20	(17)	20
Interest Rate Swap Contracts	26	—	—	—	—	—	—	(26)	—	—
Credit Default Swap Contracts	(378)	—	—	—	—	—	—	378	—	—

Total Other Financial Instruments	(389)	—	—	—	—	—	—	372	(17)	20

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund	47

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments — March 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 95.3%
Australia - 7.3%
BGP Holdings PLC (Å)(Æ)	926,311	—
CFS Retail Property Trust (ö)	2,134,093	3,957
Commonwealth Property Office Fund (ö)	844,481	862
Dexus Property Group (ö)	3,896,824	3,512
FKP Property Group (Ñ)	1,078,433	553
Goodman Group (ö)	1,842,813	1,317
GPT Group (ö)	1,386,650	4,481
Investa Office Fund (ö)	1,814,000	1,193
Mirvac Group Class REIT (ö)	836,000	1,013
Stockland (ö)	1,667,939	5,079
Westfield Group (ö)	1,420,989	12,998
Westfield Retail Trust (ö)	1,370,435	3,662

		38,627

Austria - 0.1%
Conwert Immobilien Invest SE (Ñ)	48,070	579

Brazil - 0.7%
BR Malls Participacoes SA	68,616	894
BR Properties SA	89,607	1,151
MRV Engenharia e Participacoes SA	108,385	769
Multiplan Empreendimentos Imobiliarios SA	31,500	736

		3,550

Canada - 3.9%
Boardwalk Real Estate Investment Trust Class Trust Unit (ö)	80,025	4,581
Brookfield Office Properties, Inc. (Ñ)	293,488	5,118
Canadian Apartment Properties REIT (Æ)(ö)	5,512	124
Canadian Real Estate Investment Trust (ö)	371	14
Chartwell Seniors Housing Real Estate Investment Trust Class Trust Unit (ö)	122,164	1,118
Chartwell Seniors Housing Real Estate Investment Trust	18,900	171
Dundee Real Estate Investment Trust (ö)	39,100	1,380
First Capital Realty, Inc. Class A (Ñ)	28,000	501
H&R Real Estate Investment Trust (ö)	52,200	1,238
Primaris Retail Real Estate Investment Trust Class Common Subscription Recei (ö)	72,934	1,583
RioCan Real Estate Investment Trust Class Trust Unit (ö)	167,977	4,552

		20,380

China - 0.8%
China Overseas Land & Investment, Ltd. (Ñ)	1,158,000	2,201
China Resources Land, Ltd.	1,309,800	2,264

		4,465

Finland - 0.2%
Citycon OYJ (Ñ)	132,300	443

	Principal Amount ($) or Shares	Market Value $
Sponda OYJ (Ñ)	155,600	641

		1,084

France - 3.7%
Gecina SA(ö)	27,726	2,897
Klepierre - GDR (ö)	65,162	2,259
Mercialys SA (ö)	19,653	695
Societe Immobiliere de Location pourl'Industrie et le Commerce (ö)	9,099	1,003
Unibail-Rodamco SE (ö)	64,482	12,897

		19,751

Germany - 1.0%
Deutsche Euroshop AG	8,146	287
Deutsche Wohnen AG	231,873	3,426
GSW Immobilien AG (Æ)	46,352	1,603

		5,316

Hong Kong - 11.8%
Agile Property Holdings, Ltd. (Ñ)	1,000,000	1,154
Country Garden Holdings Co., Ltd. (Ñ)	5,949,000	2,283
Hang Lung Properties, Ltd. - ADR	2,017,405	7,390
Henderson Land Development Co., Ltd.	787,595	4,346
Hongkong Land Holdings, Ltd.	1,558,000	9,053
Hysan Development Co., Ltd.	478,248	1,915
Kerry Properties, Ltd.	1,016,754	4,576
Link REIT (The) (Ñ)(ö)	931,992	3,469
New World Development Co., Ltd.	261,677	314
Shangri-La Asia, Ltd.	364,014	796
Shimao Property Holdings, Ltd.	1,479,000	1,579
Sino Land Co., Ltd.	2,260,000	3,608
Sun Hung Kai Properties, Ltd.	1,285,391	15,975
Wharf Holdings, Ltd.	841,789	4,574
Wheelock & Co., Ltd.	335,000	1,009

		62,041

Indonesia - 0.1%
Ciputra Development Tbk PT	4,602,000	362

Italy - 0.1%
Beni Stabili SpA (ö)	838,682	521

Japan - 7.9%
Advance Residence Investment Corp. Class A (ö)	385	731
Aeon Mall Co., Ltd.	48,700	1,131
Japan Real Estate Investment Corp. Class A (ö)	142	1,251
Kenedix Realty Investment Corp. Class A (ö)	122	447
Mitsubishi Estate Co., Ltd.	587,480	10,477
Mitsui Fudosan Co., Ltd.	646,496	12,365
Mori Hills REIT Investment Corp. Class A (ö)	54	215
Nippon Accommodations Fund, Inc. Class A (ö)	89	574

48	Global Real Estate Securities Fund

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Nippon Building Fund, Inc. Class A (Ñ)(ö)	458	4,350
Nomura Real Estate Holdings, Inc. (Ñ)	110,227	1,943
Nomura Real Estate Office Fund, Inc. Class A (ö)	111	660
NTT Urban Development Corp.	359	292
Sumitomo Realty & Development Co., Ltd.	189,600	4,570
Tokyu Land Corp. (Ñ)	165,000	807
United Urban Investment Corp. Class A (ö)	1,835	2,095

		41,908

Netherlands - 1.1%
Corio NV (ö)	70,686	3,729
Eurocommercial Properties NV (ö)	48,948	1,854
Vastned Retail NV (ö)	6,765	355

		5,938

Norway - 0.2%
Norwegian Property ASA	733,460	1,144

Philippines - 0.5%
Ayala Land, Inc.	1,256,100	607
SM Prime Holdings, Inc.	5,224,021	2,056

		2,663

Singapore - 4.2%
Ascendas Real Estate Investment Trust (Æ)(ö)	477,000	767
CapitaCommercial Trust (Æ)(Ñ)(ö)	2,348,000	2,279
CapitaLand, Ltd.	2,284,000	5,668
CapitaMall Trust Class A (ö)	1,651,000	2,371
CapitaMalls Asia, Ltd.	1,169,000	1,520
City Developments, Ltd.	87,000	786
Global Logistic Properties, Ltd. (Æ)	2,548,896	4,460
Keppel Land, Ltd. (Ñ)	448,697	1,239
Mapletree Industrial Trust (ö)	1,222,085	1,069
Perennial China Retail Trust (Æ)(ö)	2,148,000	889
Suntec Real Estate Investment Trust (Æ)(ö)	1,234,500	1,228

		22,276

Sweden - 1.2%
Castellum AB (Ñ)	162,326	2,045
Fabege AB (Æ)	306,279	2,642
Hufvudstaden AB Class A (Ñ)	78,602	831
Wihlborgs Fastigheter AB	60,972	861

		6,379

Switzerland - 0.5%
PSP Swiss Property AG (Æ)	15,200	1,350
Swiss Prime Site AG Class A (Æ)	12,467	1,036

		2,386

United Kingdom - 5.1%
Big Yellow Group PLC (ö)	76,526	348
British Land Co. PLC (ö)	789,467	6,061
Capital & Counties Properties PLC	146,280	449

	Principal Amount ($) or Shares	Market Value $
Capital Shopping Centres Group PLC Class H (ö)	48,399	257
Derwent London PLC (ö)	139,606	3,897
Great Portland Estates PLC (ö)	210,671	1,212
Hammerson PLC (ö)	829,594	5,514
Land Securities Group PLC (ö)	579,697	6,699
Metric Property Investments PLC (ö)	172,700	256
Segro PLC (ö)	136,986	514
Shaftesbury PLC (ö)	114,378	901
Unite Group PLC	276,739	872

		26,980

United States - 44.9%
Acadia Realty Trust (ö)	45,388	1,023
Alexandria Real Estate Equities, Inc. (ö)	78,492	5,740
American Assets Trust, Inc. (ö)	71,634	1,633
American Campus Communities, Inc. (ö)	9,600	429
Apartment Investment & Management Co. Class A (ö)	130,679	3,451
AvalonBay Communities, Inc. (ö)	80,709	11,409
BioMed Realty Trust, Inc. (ö)	95,095	1,805
Boston Properties, Inc. (ö)	83,792	8,798
Brandywine Realty Trust (ö)	84,400	969
Camden Property Trust (ö)	27,400	1,802
Colonial Properties Trust (ö)	38,226	831
Coresite Realty Corp. (ö)	15,100	356
CubeSmart (ö)	128,614	1,530
DCT Industrial Trust, Inc. (ö)	233,900	1,380
DDR Corp. (ö)	236,631	3,455
DiamondRock Hospitality Co. (ö)	91,760	944
Digital Realty Trust, Inc. (Ñ)(ö)	29,519	2,184
Douglas Emmett, Inc. (ö)	104,251	2,378
Duke Realty Corp. (ö)	140,198	2,010
DuPont Fabros Technology, Inc. (Ñ)(ö)	117,835	2,881
Education Realty Trust, Inc. (ö)	110,892	1,202
Entertainment Properties Trust (ö)	26,800	1,243
Equity Lifestyle Properties, Inc. (ö)	32,774	2,285
Equity Residential (ö)	224,987	14,089
Essex Property Trust, Inc. (ö)	28,412	4,304
Extra Space Storage, Inc. (ö)	111,207	3,202
Federal Realty Investment Trust (ö)	26,210	2,536
First Industrial Realty Trust, Inc. (Æ)(ö)	132,202	1,633
First Potomac Realty Trust (ö)	75,700	915
Forest City Enterprises, Inc. Class A (Æ)	51,300	803
General Growth Properties, Inc. (ö)	319,404	5,427
HCP, Inc. (ö)	192,032	7,578
Health Care REIT, Inc. (ö)	39,465	2,169
Healthcare Realty Trust, Inc. (ö)	48,403	1,065
Hersha Hospitality Trust Class A (ö)	130,657	713
Host Hotels & Resorts, Inc. (ö)	577,584	9,484
Hyatt Hotels Corp. Class A (Æ)	48,601	2,076
Icad, Inc. (ö)	17,075	1,523
Kilroy Realty Corp. (ö)	138,766	6,468
Kimco Realty Corp.(ö)	93,433	1,800
Kite Realty Group Trust (ö)	36,300	191
Liberty Property Trust (ö)	82,307	2,940
Macerich Co. (The)(ö)	87,113	5,030

Global Real Estate Securities Fund	49

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

National Retail Properties, Inc. (ö)	25,400		691
Omega Healthcare Investors, Inc. (ö)	66,700		1,418
Orient-Express Hotels, Ltd. Class A (Æ)	87,451		892
Pebblebrook Hotel Trust (ö)	72,284		1,632
Piedmont Office Realty Trust, Inc. Class A (ö)	30,000		533
ProLogis, Inc. (ö)	376,534		13,563
Public Storage (ö)	78,142		10,797
Regency Centers Corp. (ö)	104,018		4,628
Retail Opportunity Investments Corp. (Ñ)(ö)	123,040		1,481
RLJ Lodging Trust (ö)	37,000		689
Select Income REIT (Æ)(ö)	12,200		275
Simon Property Group, Inc. (ö)	195,373		28,465
SL Green Realty Corp. (ö)	48,350		3,750
Sovran Self Storage, Inc. (ö)	23,818		1,187
Starwood Hotels & Resorts Worldwide, Inc.	46,565		2,626
Sunstone Hotel Investors, Inc. (Æ)(ö)	50,238		489
Tanger Factory Outlet Centers (ö)	43,844		1,303
Taubman Centers, Inc. (ö)	25,750		1,878
UDR, Inc. (ö)	120,543		3,219
Ventas, Inc.(ö)	224,283		12,807
Vornado Realty Trust(ö)	109,530		9,222
Weingarten Realty Investors(ö)	55,273		1,461

			236,690

Total Common Stocks (cost $423,678)			503,040

Short-Term Investments - 3.3%

United States - 3.3%
Russell U.S. Cash Management Fund	17,610,254	(¥)	17,610

Total Short-Term Investments (cost $17,610)			17,610

Other Securities - 3.5%
Russell Investment Funds Liquidating Trust(X)	2,140,936	(¥)	2,178
Russell U.S. Cash Collateral Fund(X)	16,131,730	(¥)	16,132

Total Other Securities (cost $18,273)			18,310

Total Investments - 102.1% (identified cost $459,561)			538,960

Other Assets and Liabilities, Net - (2.1%)			(11,226)

Net Assets - 100.0%			527,734

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of this quarterly report.

50	Global Real Estate Securities Fund

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
ASX SPI 200 Index Futures (Australia)	11	AUD	1,195	06/12	30
FTSE EPRA Europe Index Futures	390	EUR	5,047	06/12	(70)
Hang Seng Index Futures (Hong Kong)	14	HKD	14,350	04/12	(43)
S&P Midcap 400 E-Mini Index Futures (CME)	62	USD	6,152	06/12	68
S&P TSE 60 Index Futures (Canada)	7	CAD	987	06/12	(1)
SGX MSCI Singapore Index Futures	11	SGD	759	04/12	(4)
TOPIX Index Futures (Japan)	14	JPY	119,979	06/12	46

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					26

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund	51

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of Montreal	USD	266	HKD	2,067	06/20/12	—
Citibank	JPY	5,210	AUD	61	04/03/12	—
Citibank	SGD	321	AUD	246	04/03/12	(1)
Commonwealth Bank of Australia Sydney	USD	205	AUD	198	06/20/12	(1)
Commonwealth Bank of Australia Sydney	USD	130	CAD	129	06/20/12	(1)
Commonwealth Bank of Australia Sydney	USD	864	EUR	662	06/20/12	19
Commonwealth Bank of Australia Sydney	USD	266	HKD	2,067	06/20/12	—
Commonwealth Bank of Australia Sydney	USD	182	JPY	15,250	06/20/12	2
Deutsche Bank AG	USD	205	AUD	198	06/20/12	(1)
Deutsche Bank AG	USD	130	CAD	129	06/20/12	(1)
Deutsche Bank AG	USD	864	EUR	662	06/20/12	20
Deutsche Bank AG	USD	266	HKD	2,067	06/20/12	—
Deutsche Bank AG	USD	182	JPY	15,250	06/20/12	2
HSBC Bank PLC	USD	205	AUD	198	06/20/12	(1)
HSBC Bank PLC	USD	130	CAD	129	06/20/12	(1)
HSBC Bank PLC	USD	864	EUR	662	06/20/12	20
HSBC Bank PLC	USD	266	HKD	2,067	06/20/12	—
HSBC Bank PLC	USD	182	JPY	15,250	06/20/12	2
JP Morgan Chase Bank	USD	205	AUD	198	06/20/12	(1)
JP Morgan Chase Bank	USD	130	CAD	129	06/20/12	(1)
JP Morgan Chase Bank	USD	864	EUR	662	06/20/12	20
JP Morgan Chase Bank	USD	182	JPY	15,250	06/20/12	2
Mellon Bank	USD	266	HKD	2,067	06/20/12	—
Mellon Bank	USD	545	SGD	685	06/20/12	—
Royal Bank of Canada	USD	205	AUD	198	06/20/12	(1)
Royal Bank of Canada	USD	130	CAD	129	06/20/12	(1)
Royal Bank of Canada	USD	864	EUR	662	06/20/12	20
Royal Bank of Canada	USD	182	JPY	15,250	06/20/12	2
Royal Bank of Scotland PLC	EUR	100	USD	132	06/20/12	(1)
Royal Bank of Scotland PLC	JPY	5,796	AUD	68	04/04/12	—
State Street Bank & Trust Co.	USD	130	AUD	125	06/20/12	(1)
State Street Bank & Trust Co.	USD	6	CAD	6	04/02/12	—
State Street Bank & Trust Co.	USD	7	CAD	7	04/02/12	—
State Street Bank & Trust Co.	USD	9	CAD	9	04/02/12	—
State Street Bank & Trust Co.	USD	4	CAD	4	04/03/12	—
State Street Bank & Trust Co.	USD	22	CAD	22	04/03/12	—
State Street Bank & Trust Co.	USD	29	CAD	29	04/03/12	—
State Street Bank & Trust Co.	USD	46	CAD	46	04/04/12	—
State Street Bank & Trust Co.	USD	126	CAD	125	06/20/12	(1)
State Street Bank & Trust Co.	USD	926	EUR	700	06/20/12	8
State Street Bank & Trust Co.	USD	9	HKD	67	04/02/12	—
State Street Bank & Trust Co.	USD	14	HKD	107	04/02/12	—
State Street Bank & Trust Co.	USD	40	HKD	308	04/03/12	—
State Street Bank & Trust Co.	USD	292	HKD	2,270	04/03/12	—
State Street Bank & Trust Co.	USD	515	HKD	4,000	06/20/12	—
State Street Bank & Trust Co.	USD	35	JPY	2,921	04/02/12	—
State Street Bank & Trust Co.	USD	62	JPY	5,111	04/03/12	(1)
State Street Bank & Trust Co.	USD	299	JPY	25,000	06/20/12	3
State Street Bank & Trust Co.	USD	109	NOK	625	04/02/12	1
State Street Bank & Trust Co.	USD	33	NOK	188	04/03/12	—
State Street Bank & Trust Co.	USD	14	NOK	83	04/04/12	—
State Street Bank & Trust Co.	USD	204	SGD	257	04/02/12	—
State Street Bank & Trust Co.	USD	148	SGD	186	04/03/12	—

See accompanying notes which are an integral part of this quarterly report.

52	Global Real Estate Securities Fund

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	USD	158	SGD	200	06/20/12	1
State Street Bank & Trust Co.	AUD	275	USD	285	04/04/12	—
State Street Bank & Trust Co.	AUD	353	USD	366	04/04/12	—
State Street Bank & Trust Co.	AUD	50	USD	52	06/20/12	—
State Street Bank & Trust Co.	AUD	100	USD	104	06/20/12	2
State Street Bank & Trust Co.	CAD	66	USD	67	04/02/12	—
State Street Bank & Trust Co.	CAD	6	USD	6	04/03/12	—
State Street Bank & Trust Co.	CAD	92	USD	92	04/03/12	—
State Street Bank & Trust Co.	CAD	50	USD	50	06/20/12	—
State Street Bank & Trust Co.	CAD	50	USD	50	06/20/12	—
State Street Bank & Trust Co.	EUR	15	USD	20	06/20/12	—
State Street Bank & Trust Co.	EUR	100	USD	132	06/20/12	(2)
State Street Bank & Trust Co.	EUR	250	USD	334	06/20/12	1
State Street Bank & Trust Co.	HKD	3,493	USD	450	04/03/12	—
State Street Bank & Trust Co.	HKD	5,967	USD	769	04/03/12	—
State Street Bank & Trust Co.	HKD	10,618	USD	1,368	04/03/12	—
State Street Bank & Trust Co.	HKD	300	USD	39	06/20/12	—
State Street Bank & Trust Co.	HKD	600	USD	77	06/20/12	—
State Street Bank & Trust Co.	HKD	650	USD	84	06/20/12	—
State Street Bank & Trust Co.	JPY	3,118	AUD	36	04/02/12	—
State Street Bank & Trust Co.	JPY	3,087	USD	37	04/02/12	—
State Street Bank & Trust Co.	JPY	4,735	USD	58	04/03/12	—
State Street Bank & Trust Co.	JPY	1,000	USD	12	06/20/12	—
State Street Bank & Trust Co.	JPY	4,000	USD	49	06/20/12	—
State Street Bank & Trust Co.	JPY	5,000	USD	60	06/20/12	—
State Street Bank & Trust Co.	PHP	91	USD	2	04/02/12	—
State Street Bank & Trust Co.	SEK	195	USD	29	04/02/12	—
State Street Bank & Trust Co.	SGD	50	USD	40	06/20/12	—
State Street Bank & Trust Co.	SGD	50	USD	39	06/20/12	—
UBS AG	USD	1	CAD	1	04/02/12	—
UBS AG	USD	4	HKD	29	04/02/12	—
UBS AG	USD	4	JPY	350	04/02/12	—
UBS AG	AUD	1	USD	2	04/02/12	—
UBS AG	EUR	51	USD	69	04/02/12	1
UBS AG	SGD	1	USD	1	04/02/12	—
Westpac Banking Corp.	USD	205	AUD	198	06/20/12	(1)
Westpac Banking Corp.	USD	130	CAD	129	06/20/12	(1)
Westpac Banking Corp.	USD	864	EUR	662	06/20/12	19
Westpac Banking Corp.	USD	266	HKD	2,067	06/20/12	—
Westpac Banking Corp.	USD	182	JPY	15,250	06/20/12	2

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						128

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund	53

Russell Investment Funds

Global Real Estate Securities Fund

Presentation of Portfolio Holdings — March 31, 2012 (Unaudited)

Amounts in thousands

	Market Value

Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$38,627	$—	$—	$38,627
Austria	579	—	—	579
Brazil	3,550	—	—	3,550
Canada	20,380	—	—	20,380
China	4,465	—	—	4,465
Finland	1,084	—	—	1,084
France	19,751	—	—	19,751
Germany	5,316	—	—	5,316
Hong Kong	62,041	—	—	62,041
Indonesia	362	—	—	362
Italy	521	—	—	521
Japan	41,908	—	—	41,908
Netherlands	5,938	—	—	5,938
Norway	1,144	—	—	1,144
Philippines	2,663	—	—	2,663
Singapore	22,276	—	—	22,276
Sweden	6,379	—	—	6,379
Switzerland	2,386	—	—	2,386
United Kingdom	26,980	—	—	26,980
United States	236,690	—	—	236,690
Short-Term Investments	—	17,610	—	17,610
Other Securities	—	18,310	—	18,310

Total Investments	503,040	35,920	—	538,960

Other Financial Instruments
Futures Contracts	26	—	—	26
Foreign Currency Exchange Contracts	3	125	—	128

Total Other Financial Instruments*	$29	$125	$—	$154

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of level 1, 2 and 3 during the period ended March 31, 2012.

See accompanying notes which are an integral part of this quarterly report.

54	Global Real Estate Securities Fund

Russell Investment Funds

Notes to Schedule of Investments — March 31, 2012 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(ö)	Real Estate Investment Trust (REIT).
(ç)	At amortized cost, which approximates market.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï)	Forward commitment.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(Ñ)	All or a portion of the shares of this security are on loan.
(X)	The security is purchased with the cash collateral from the securities loaned.
()	Rate noted is yield-to-maturity from date of acquisition.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(¥)	Unrounded units.
(Å)	Illiquid and restricted security.
(å)	Currency balances were held in connection with futures contracts puchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(Ø)	In default.
(µ)	Bond is insured by a guarantor.
(ß)	Illiquid security.

Abbreviations:

144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act 1933.

ADR - American Depositary Receipt

BBSW - Bank Bill Swap Reference Rate

CME - Chicago Mercantile Exchange

EMU - European Economic and Monetary Union

EURIBOR - Euro Interbank Offered Rate

GDR - Global Depositary Receipt

LIBOR - London Interbank Offered Rate

REMIC - Real Estate Mortgage Investment Conduit.

STRIP - Separate Trading of Registered Interest and Principal of Securities.

TBA - To Be Announced Security

UK - United Kingdom

Foreign Currency Abbreviations:

ARS - Argentine peso	HUF - Hungarian forint	PKR - Pakistani rupee
AUD - Australian dollar	IDR - Indonesian rupiah	PLN - Polish zloty
BRL - Brazilian real	ILS - Israeli shekel	RUB - Russian ruble
CAD - Canadian dollar	INR - Indian rupee	SEK - Swedish krona
CHF - Swiss franc	ISK - Iceland krona	SGD - Singapore dollar
CLP - Chilean peso	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rica colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR - Malaysian ringgit	VEB - Venezuelan bolivar
EGP - Egyptian pound	NOK - Norwegion krone	VND - Vietnam dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nouveau sol
HKD - Hong Kong dollar	PHP - Philippine peso

Notes to Schedules of Investments	55

Russell Investment Funds

Notes to Financial Statements — March 31, 2012 (Unaudited)

1.	Organization

Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with 10 different investment portfolios referred to as Funds. This Quarterly Report reports on five of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operated as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008 (“Master Trust Agreement”), as amended. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. Debt obligation securities maturing within 60 days at the time of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent the market value of such short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell Fund Services Company (“RFSC”).

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

56	Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — March 31, 2012 (Unaudited)

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the NAV of such investments and are categorized as Level 2 of the fair value hierarchy. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, while NAV per share of an investment may not be determinative of fair value, as defined by U.S. GAAP, the Funds estimate the fair value of an investment in a fund using the NAV per share of the investment (or its equivalent) without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. index greater than a certain percentage) or other significant event; foreign market holidays if, on a daily basis, a Fund’s foreign exposure exceeds 20% in the aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the

Notes to Financial Statements	57

Russell Investment Funds

Notes to Financial Statements, continued — March 31, 2012 (Unaudited)

price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

In 2011, the Financial Accounting Standards Board (“FASB”) issued an update to requirements relating to fair valuation measurements which represent amendments to achieve common fair value measurements and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. The amendments are of two types: (i) those that clarify the FASB’s intent about the application of existing fair value measurements and disclosure requirements and (ii) those that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements.

The amendments that change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements relate to (i) measuring the fair value of the financial instruments that are managed within a portfolio; (ii) application of premium and discount in a fair value measurement; and (iii) additional disclosures about fair value measurements. The update is effective for interim and annual periods beginning after December 15, 2011. Management does not believe the adoption of this update will have a material impact on the Funds’ financial statements.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. The Core Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included within the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments

58	Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — March 31, 2012 (Unaudited)

or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. In addition, the Non-U.S. and Global Real Estate Securities Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash reserves to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash reserves were actually invested in those markets. Hedging may also be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund including using derivatives as a substitute for holding physical bonds, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk and credit risk.

The Funds’ period end derivative investments, as presented in the Schedule of Investments or the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2012.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Funds’ investment objectives and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at market value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions.

For the period ended March 31, 2012, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Non-U.S. Fund	Exposing cash reserves to markets and trade settlement
Core Bond Fund	Return enhancement and hedging
Global Real Estate Securities Fund	Exposing cash reserves to markets and trade settlement

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to expose cash reserves to markets.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments on the Statements of Operations.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

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A Fund may enter into a swaption (swap option). In a swaption, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund’s Statement of Assets and Liabilities.

For the period ended March 31, 2012, the Core Bond Fund purchased/sold options primarily for return enhancement and hedging.

Futures Contracts

The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance-sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended March 31, 2012, the following Funds entered into future contracts primarily for the strategies listed below:

Funds	Strategies
Multi Style Equity Fund	Exposing cash reserves to markets
Aggressive Equity Fund	Exposing cash reserves to markets
Non-U.S. Fund	Exposing cash reserves to markets
Core Bond Fund	Return enhancement, hedging and exposing cash reserves to markets
Global Real Estate Securities Fund	Exposing cash reserves to markets

As of March 31, 2012, the Funds had cash collateral balances in connection with futures contracts purchased (sold) as follows:

Cash Collateral for Futures

Multi-Style Equity Fund	$1,350,000
Aggressive Equity Fund	550,000
Non-U.S. Fund	2,200,000
Core Bond Fund	267,000
Global Real Estate Securities Fund	1,570,000

Swap Agreements

The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of agreements including interest rate, credit default, index (total return) and currency swaps. The Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies followed by each paying the other a series of interest payments based on the principal cash flow. At maturity the principal amounts are returned. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date or for return enhancement. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount earmarked on the

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Funds’ records will be the full amount of the Funds’ obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds may enter into swap agreements with counterparties that meet RIMCo’s credit quality limitations. The Funds will not enter into any swap unless the counterparty has a minimum senior unsecured credit rating or long-term counterparty credit rating, including reassignments, of A- or better as defined by Standard & Poor’s or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) at the time of entering into such transaction.

Swap agreements generally are entered into by “eligible contract participants” and in compliance with certain other criteria necessary to render them excluded from regulation under the Commodity Exchange Act (“CEA”) and, therefore not subject to regulation as futures or commodity option transactions under the CEA.

As of March 31, 2012, the Core Bond Fund had cash collateral balances in connection with swap contracts purchased (sold) as follows:

	Cash Collateral for Swaps	Due to Broker

Core Bond Fund	$16,062	$960,104

Credit Default Swaps

The Core Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller of protection in a credit default swap, the Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event); the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs on a corporate issue and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Unlike credit default swaps on corporate issues, deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or other defined credit events).

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Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end are disclosed in the Schedule of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of March 31, 2012 for which the Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

For the period ended March 31, 2012, the Core Bond Fund entered into credit default swaps primarily for return enhancement and hedging.

Interest Rate Swaps

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds’ risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

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For the period ended March 31, 2012, the Core Bond Fund entered into interest rate swaps primarily for return enhancement and hedging.

Index Swaps

Certain Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended March 31, 2012, none of the Funds entered into index swaps.

ISDA Master Agreements

The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

Loan Agreements

The Core Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan. At March 31, 2012, the Core Bond Fund had no unfunded loan commitments.

Investments in Emerging Markets

Emerging Markets Securities

Investing in emerging markets securities can pose some risks different from and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Emerging Markets Debt

The Core Bond Fund may invest in emerging markets debt securities. The Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

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Repurchase Agreements

The Core Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. The Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities

The Core Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the mortgages underlying the securities. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS the Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time the Fund receives the payments for reinvestment.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

MBS held by the Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refers to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to

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make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

ABS may include MBS, loans, receivables or other assets. The value of the Fund’s ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then existing holdings of such securities.

Forward Commitments

The Core Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Fund’s investment strategies. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

A to be announced (“TBA”) security is a forward mortgage-backed securities trade. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. As of March 31, 2012, the Core Bond Fund had no cash collateral balances in connection with TBAs.

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Inflation-Indexed Bonds

The Core Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S. Treasury Inflation-Protected Security, or TIPS. The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal, Therefore, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. The Core Bond Fund and Non-U.S. Fund had direct holdings, swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuers or counterparties at the time the relevant Lehman Brothers entities filed for protection or were placed in administration. The direct holdings associated with Lehman Brothers entities have been written down to their estimated recoverable values and incorporated as components of other receivables and liabilities on the Statements of Assets and Liabilities and net changes in realized gain (loss) or unrealized appreciation (depreciation) on the Statement of Operations. The Funds have also utilized certain netting arrangements to offset payables and receivables of Lehman Brothers entities’ securities.

On November 4, 2011, creditors of Lehman Brothers Holdings Inc. and its affiliated chapter 11 debtors (collectively, “Lehman Brothers”) voted to accept the Third Amended Joint Chapter 11 Plan of Lehman Brothers dated August 31, 2011 (the “Plan”). The Bankruptcy Court confirmed the Plan on December 6, 2011. Creditors of Lehman Brothers expect to receive preliminary distributions in the first quarter of 2012. Pursuant to the Plan, there will be an initial distribution of “Available Cash” with semiannual distributions on each March 30th and September 30th thereafter. Reserved amounts that become available (through claims being disallowed or reduced, litigation being resolved, or distributions not being collected) will be included as Available Cash for the subsequent semi-annual distributions. Distributions will be made only to claimants holding “Allowed Claims” as of the relevant distribution date. The date for final distributions to creditors of Lehman Brothers is unknown.

3.	Investment Transactions

Written Options Contracts

Transactions in written options contracts for the period ended March 31, 2012 were as follows:

	Core Bond Fund
	Number of Contracts	Premiums Received
Outstanding December 31, 2011	49	$752,110
Opened	126	155,427
Closed	(134)	(115,076)
Expired	—	—

Outstanding March 31, 2012	41	$792,461

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government Agency obligations as

66	Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — March 31, 2012 (Unaudited)

collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Bank and Trust Company (“State Street”), in short-term instruments, pooled collateral vehicles that invest in short term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be creditworthy by State Street.

Each Fund that participates in the securities lending program has most of the cash collateral invested in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by RIMCo. Prior to December 3, 2010, the Funds that participated in securities lending had a portion of their cash collateral invested in the State Street Securities Lending Quality Trust Fund (“SLQT”), a securities lending cash collateral vehicle managed by State Street Global Advisers. On December 3, 2010, the Funds redeemed in-kind out of SLQT realizing certain losses as a result of such redemption, and proceeds of the redemption were invested in the RIF Liquidating Trust, an unregistered fund managed by State Street.

As of March 31, 2012, the non-cash collateral pledged for the securities on loan in the following funds was as follows:

	Non-Cash Collateral Value	Non-Cash Collateral Holding

Multi-Style Equity Fund	$4,121,338	Pool of U.S. Government Securities
Aggressive Equity Fund	1,510,130	Pool of U.S. Government Securities
Non-U.S. Fund	879,197	Pool of U.S. Government Securities

4.	Related Party Transactions

Adviser and Administrator

RIMCo is the Funds’ adviser and RFSC, a wholly-owned subsidiary of RIMCo, is the Funds’ administrator and transfer agent. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RIF and RIMCo.

The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund, an unregistered Fund advised by RIMCo. As of March 31, 2012, the Funds have invested $109,878,228 in the Russell U.S. Cash Management Fund. In addition, a portion of the collateral received from the Investment Company’s securities lending program in the amount of $53,448,178 is invested in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by RIMCo.

5.	Federal Income Taxes

At March 31, 2012, the cost of investments and net unrealized appreciation (depreciation), for income tax purposes were as follows:

	Multi-Style Equity Fund	Aggressive Equity Fund	Non-U.S. Fund	Core Bond Fund	Global Real Estate Securities Fund
Cost of Investments	$360,750,692	$177,165,484	$351,063,042	$612,658,527	$469,322,213

Unrealized Appreciation	$62,680,629	$29,154,064	$49,793,120	$19,935,947	$83,144,968
Unrealized Depreciation	(5,150,619)	(3,843,748)	(19,103,630)	(9,187,496)	(13,507,476)

Net Unrealized Appreciation (Depreciation)	$57,530,010	$25,310,316	$30,689,490	$10,748,451	$69,637,492

6.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

Notes to Financial Statements	67

Russell Investment Funds

Notes to Financial Statements, continued — March 31, 2012 (Unaudited)

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on a Fund’s Schedule of Investments.

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $
Core Bond Fund - 0.6%
Adam Aircraft Industries, Inc. Term Loan	05/22/07	49	114.22	56	—
ARES CLO, Ltd.	01/15/09	196,525	79.62	156	193
Australia & New Zealand Banking Group, Ltd.	06/15/11	300,000	99.86	300	300
BNPP Mortgage Securities LLC	03/14/12	864,329	105.18	909	910
Chatham Light CLO, Ltd.	11/25/09	416,242	92.14	384	408
CIT Mortgage Loan Trust	10/05/07	180,000	100.00	180	81
DG Funding Trust	11/04/03	49	10,537.12	516	367
Escrow GM Corp.	04/21/11	80,000	—	—	20
UBS AG	11/05/07	270,000	55.27	149	79
Washington Mutual Mortgage Pass Through Certificates	04/01/05	181,836	100.00	182	5
Westchester CLO, Ltd.	01/04/11	1,239,133	89.80	1,113	1,140

					3,503

Global Real Estate Securities Fund - 0.0%
BGP Holdings PLC	08/06/09	926,311	—	—	—

					—

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board.

7.	Subsequent Events

Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures.

68	Notes to Financial Statements

Russell Investment Funds

Shareholder Requests for Additional Information — March 31, 2012 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2011are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your insurance company.

Some insurance companies may offer electronic delivery of the Funds’ prospectus and annual and semi-annual reports. Please contact your insurance company for further details.

Shareholder Requests for Additional Information	69

Russell Investment Funds	1301 Second Avenue	800-787-7354
	Seattle, Washington 98101	Fax: 206-505-3495
www.russell.com

2012 QUARTERLY REPORT

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

March 31, 2012

FUND

Conservative Strategy Fund

Moderate Strategy Fund

Balanced Strategy Fund

Growth Strategy Fund

Equity Growth Strategy Fund

Russell Investment

Funds

Russell Investment Funds is a series investment company with ten different investment portfolios referred to as Funds. This Quarterly Report reports on five of these Funds.

Russell Investment Funds

LifePoints® Funds

Variable Target Portfolio Series

Quarterly Report

March 31, 2012 (Unaudited)

Russell Investment Funds - LifePoints® Funds Variable Target Portfolio Series.

Copyright © Russell Investments 2012. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities products and services offered through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Russell Investment Funds

Conservative Strategy Fund

Schedule of Investments — March 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.6%
Russell Investment Company (“RIC”) and other Russell Investment Funds (“RIF”) Series Mutual Funds

Domestic Equities - 6.4%
RIC Russell U.S. Quantitative Equity Fund Class Y	932	31
RIF Multi-Style Equity Fund	2,252	34

		65

Fixed Income - 78.0%
RIC Russell Global Opportunistic Credit Fund Class Y	2,235	23
RIC Russell Investment Grade Bond Fund Class Y	8,835	197
RIC Russell Short Duration Bond Fund Class Y	9,428	183
RIF Core Bond Fund	36,271	385

		788

International Equities - 10.2%
RIC Russell Global Equity Fund Class Y	5,670	51
RIF Non-U.S. Fund	5,243	52

		103

Real Assets - 6.0%
RIC Russell Commodity Strategies Fund Class Y	2,042	20
RIC Russell Global Infrastructure Fund Class Y	1,891	20
RIF Global Real Estate Securities Fund	1,460	21

		61

Total Investments - 100.6% (identified cost $993)		1,017

Other Assets and Liabilities, Net - (0.6%)		(6)

Net Assets - 100.0%		1,011

See accompanying notes which are an integral part of this quarterly report.

Conservative Strategy Fund	3

Russell Investment Funds

Moderate Strategy Fund

Schedule of Investments — March 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Russell Investment Company (“RIC”) and other Russell Investment Funds (“RIF”) Series Mutual Funds

Domestic Equities - 13.3%
RIC Russell U.S. Quantitative Equity Fund Class Y	152,224	5,098
RIF Aggressive Equity Fund	131,001	1,699
RIF Multi-Style Equity Fund	296,966	4,458

		11,255

Fixed Income - 57.5%
RIC Russell Global Opportunistic Credit Fund Class Y	181,579	1,861
RIC Russell Investment Grade Bond Fund Class Y	732,618	16,345
RIF Core Bond Fund	2,867,762	30,513

		48,719

International Equities - 20.2%
RIC Russell Emerging Markets Fund Class Y	138,147	2,539
RIC Russell Global Equity Fund Class Y	769,006	6,967
RIF Non-U.S. Fund	775,338	7,606

		17,112

Real Assets - 9.0%
RIC Russell Commodity Strategies Fund Class Y	263,805	2,541
RIC Russell Global Infrastructure Fund Class Y	234,920	2,544
RIF Global Real Estate Securities Fund	180,276	2,547

		7,632

Total Investments - 100.0% (identified cost $77,185)		84,718

Other Assets and Liabilities, Net - (0.0%)		(9)

Net Assets - 100.0%		84,709

See accompanying notes which are an integral part of this quarterly report.

4	Moderate Strategy Fund

Russell Investment Funds

Balanced Strategy Fund

Schedule of Investments — March 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Russell Investment Company (“RIC”) and other Russell Investment Funds (“RIF”) Series Mutual Funds

Domestic Equities - 23.6%
RIC Russell U.S. Quantitative Equity Fund Class Y	603,599	20,214
RIF Aggressive Equity Fund	692,183	8,978
RIF Multi-Style Equity Fund	1,570,789	23,578

		52,770

Fixed Income - 37.2%
RIC Russell Global Opportunistic Credit Fund Class Y	696,882	7,143
RIF Core Bond Fund	7,148,002	76,055

		83,198

International Equities - 29.2%
RIC Russell Emerging Markets Fund Class Y	485,999	8,933
RIC Russell Global Equity Fund Class Y	2,538,088	22,995
RIF Non-U.S. Fund	3,417,670	33,527

		65,455

Real Assets - 10.0%
RIC Russell Commodity Strategies Fund Class Y	927,283	8,930
RIC Russell Global Infrastructure Fund Class Y	620,150	6,716
RIF Global Real Estate Securities Fund	475,243	6,715

		22,361

Total Investments - 100.0% (identified cost $203,035)		223,784

Other Assets and Liabilities, Net - (0.0%)		(19)

Net Assets - 100.0%		223,765

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund	5

Russell Investment Funds

Growth Strategy Fund

Schedule of Investments — March 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Russell Investment Company (“RIC”) and other Russell Investment Funds (“RIF”) Series Mutual Funds

Domestic Equities - 29.7%
RIC Russell U.S. Quantitative Equity Fund Class Y	422,158	14,138
RIF Aggressive Equity Fund	597,334	7,748
RIF Multi-Style Equity Fund	1,076,085	16,152

		38,038

Fixed Income - 18.0%
RIC Russell Global Opportunistic Credit Fund Class Y	529,202	5,424
RIF Core Bond Fund	1,651,333	17,570

		22,994

International Equities - 38.4%
RIC Russell Emerging Markets Fund Class Y	346,329	6,366
RIC Russell Global Equity Fund Class Y	2,038,462	18,468
RIF Non-U.S. Fund	2,468,793	24,219

		49,053

Real Assets - 13.9%
RIC Russell Commodity Strategies Fund Class Y	790,956	7,617
RIC Russell Global Infrastructure Fund Class Y	472,129	5,113
RIF Global Real Estate Securities Fund	361,402	5,107

		17,837

Total Investments - 100.0% (identified cost $116,063)		127,922

Other Assets and Liabilities, Net - (0.0%)		(16)

Net Assets - 100.0%		127,906

See accompanying notes which are an integral part of this quarterly report.

6	Growth Strategy Fund

Russell Investment Funds

Equity Growth Strategy Fund

Schedule of Investments — March 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Russell Investment Company (“RIC”) and other Russell Investment Funds (“RIF”) Series Mutual Funds

Domestic Equities - 36.1%
RIC Russell U.S. Quantitative Equity Fund Class Y	153,987	5,157
RIF Aggressive Equity Fund	198,720	2,577
RIF Multi-Style Equity Fund	367,654	5,519

		13,253

Fixed Income - 5.0%
RIC Russell Global Opportunistic Credit Fund Class Y	179,685	1,842

International Equities - 43.9%
RIC Russell Emerging Markets Fund Class Y	139,654	2,567
RIC Russell Global Equity Fund Class Y	565,145	5,120
RIF Non-U.S. Fund	858,323	8,420

		16,107

Real Assets - 15.0%
RIC Russell Commodity Strategies Fund Class Y	227,908	2,195
RIC Russell Global Infrastructure Fund Class Y	135,723	1,470
RIF Global Real Estate Securities Fund	130,096	1,838

		5,503

Total Investments - 100.0% (identified cost $31,384)		36,705

Other Assets and Liabilities, Net - (0.0%)		(11)

Net Assets - 100.0%		36,694

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund	7

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report — March 31, 2012 (Unaudited)

1.	Organization

Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with 10 different investment portfolios referred to as Funds. This Quarterly Report reports on five of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operated as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008 (“Master Trust Agreement”) as amended. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

The Funds seek to achieve their objective by investing in a combination of Russell Investment Company (“RIC”) Funds and other of the Investment Company’s funds (together, the “Underlying Funds”) as set forth in the table below. Russell Investment Management Company (“RIMCo”), the Funds’ investment adviser, may modify the target asset allocation for any Fund and/or the Underlying Funds in which a Fund invests from time to time based on capital markets research or on factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or real asset category level based on RIMCo’s assessment of relative market valuation of the asset classes represented by each Underlying Fund, (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year. In the future, the Funds may also invest in other Underlying Funds that pursue investment strategies not pursued by the current Underlying Funds or represent asset classes which are not currently represented by the Underlying Funds.

	Asset Allocation Targets as of May 1, 2011*
Underlying Funds	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Domestic Equity Funds
RIF Aggressive Equity Fund	0%	0-7%	0-9%	1-11%	2-12%
RIF Multi-Style Equity Fund	0-8	0-10	5-15	7-17	10-20
RIC Russell U.S. Quantitative Equity Fund Class Y	0-8	1-11	4-14	6-16	9-19
Fixed Income Funds
RIF Core Bond Fund	33-43	31-41	30-40	10-20	0
RIC Russell Global Opportunistic Credit Fund Class Y	0-7	0-7	0-8	0-9	0-10
RIC Russell Investment Grade Bond Fund Class Y	15-25	15-25	0	0	0
RIC Russell Short Duration Bond Fund Class Y	13-23	0	0	0	0
International Equity Funds
RIF Non-U.S. Fund	0-10	4-14	10-20	14-24	18-28
RIC Russell Emerging Markets Fund Class Y	0	0-8	0-9	0-10	2-12
RIC Russell Global Equity Fund Class Y	0-10	3-13	5-15	9-19	9-19
Real Asset Funds
RIF Global Real Estate Securities Fund	0-7	0-8	0-8	0-9	0-10
RIC Russell Commodity Strategies Fund Class Y	0-7	0-8	0-9	1-11	1-11
RIC Russell Global Infrastructure Fund Class Y	0-7	0-8	0-8	0-9	0-9

*	Prospectus dated May 1, 2011, as supplemented through December 20, 2011.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

8	Notes to Quarterly Report

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — March 31, 2012 (Unaudited)

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, (e.g., the risk inherent in a particular valuation technique, such as a pricing model or the risks inherent in the inputs to a particular valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices (unadjusted) in active markets for identical investments.

•	Level 2 — other significant observable inputs including quoted market prices in non-active markets or prices derived from market data.

•	Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.

The levels associated with valuing the Funds’ investments for the period ended March 31, 2012 were Level 1 for all Funds.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the net asset value stated in the financial statements to be different from the net asset value at which shareholders may transact. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Underlying Funds may be exposed to counterparty risk or risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds’ financial statements (the “Assets”). The Assets, which potentially expose the Underlying Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.

3.	Federal Income Taxes

At March 31, 2012, the cost of investments and net unrealized appreciation (depreciation), for income tax purposes were as follows:

	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund
Cost of Investments	$995,325	$80,529,679	$210,643,901	$120,951,141	$35,994,204

Unrealized Appreciation	$22,821	$4,269,578	$13,484,672	$7,355,407	$723,852
Unrealized Depreciation	(903)	(81,554)	(344,890)	(384,982)	(13,274)

Net Unrealized Appreciation (Depreciation)	$21,918	$4,188,024	$13,139,782	$6,970,425	$710,578

Notes to Quarterly Report	9

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — March 31, 2012 (Unaudited)

4.	Subsequent Events

Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments to the Quarterly Report or additional disclosures.

10	Notes to Quarterly Report

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Shareholder Requests for Additional Information — March 31, 2012 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2011 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Insurance Company for further details.

Shareholder Requests for Additional Information	11

Russell Investment Funds	1301 Second Avenue	800-787-7354
	Seattle, Washington 98101	Fax: 206-505-3495
www.russell.com

Item 2. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: May 25, 2012

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: May 25, 2012